UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) - 100.0%
Domestic Equity Investment Companies - 57.2%

VALIC Co. I Blue Chip Growth Fund	909,742	$15,711,244
VALIC Co. I Dividend Value Fund	1,582,234	19,129,210
VALIC Co. I Large Cap Core Fund	248,932	2,825,382
VALIC Co. I Mid Cap Index Fund	1,383,578	36,567,960
VALIC Co. I Mid Cap Strategic Growth Fund	412,505	5,742,074
VALIC Co. I Nasdaq-100 Index Fund	651,136	7,885,260
VALIC Co. I Science & Technology Fund	245,651	6,386,922
VALIC Co. I Small Cap Index Fund	2,330,706	47,150,184
VALIC Co. I Small Cap Special Values Fund	1,482,031	19,518,346
VALIC Co. I Stock Index Fund	436,684	15,925,880
VALIC Co. I Value Fund	223,369	3,712,401
VALIC Co. II Capital Appreciation Fund	1,160,523	18,707,629
VALIC Co. II Large Cap Value Fund	609,678	12,297,202
VALIC Co. II Mid Cap Growth Fund†	627,775	6,164,752
VALIC Co. II Mid Cap Value Fund	2,513,680	52,359,945
VALIC Co. II Small Cap Growth Fund	823,938	13,026,459
VALIC Co. II Small Cap Value Fund	2,520,586	35,918,346

Total Domestic Equity Investment Companies
(cost $294,260,736)		319,029,196

Domestic Fixed Income Investment Companies - 23.0%

VALIC Co. I Capital Conservation Fund	1,268,348	12,493,232
VALIC Co. I Government Securities Fund	1,010,378	10,740,320
VALIC Co. I Inflation Protected Fund	3,999,240	44,271,590
VALIC Co. II Core Bond Fund	1,264,090	13,904,995
VALIC Co. II High Yield Bond Fund	2,813,240	21,549,418
VALIC Co. II Strategic Bond Fund	2,257,060	25,279,077

Total Domestic Fixed Income Investment Companies
(cost $126,683,563)		128,238,632

International Equity Investment Companies - 13.0%

VALIC Co. I Foreign Value Fund	2,551,307	26,890,774
VALIC Co. I International Equities Index Fund	2,675,037	18,778,763
VALIC Co. I International Growth Fund	792,181	10,330,047
VALIC Co. II International Opportunities Fund	914,850	16,513,051

Total International Equity Investment Companies
(cost $68,936,863)		72,512,635

International Fixed Income Investment Companies - 1.2%

VALIC Co. I International Government Bond Fund†
(cost $6,903,996)	583,458	6,832,294

Real Estate Investment Companies - 5.6%

VALIC Co. I Global Real Estate Fund
(cost $32,973,762)	4,101,784	31,296,611

TOTAL INVESTMENTS
(cost $529,758,920)(2)	100.0%	557,909,368
Liabilities in excess of other assets	(0.0)	(75,812)

NET ASSETS	100.0%	$557,833,556

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$557,909,398	$—	$—	$557,909,398

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments.

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Aerospace/Defense - 1.3%

Raytheon Co.	6,919	$1,134,785

Aerospace/Defense-Equipment - 1.5%

United Technologies Corp.	11,189	1,357,002

Applications Software - 10.5%

Citrix Systems, Inc.†	13,279	1,096,049
HubSpot, Inc.†	1,274	91,856
Intuit, Inc.	5,127	721,061
Microsoft Corp.	71,049	4,962,062
salesforce.com, Inc.†	16,322	1,463,104
ServiceNow, Inc.†	8,577	897,583
Twilio, Inc., Class A†#	13,587	330,300

		9,562,015

Auto/Truck Parts & Equipment-Original - 0.8%

Delphi Automotive PLC	8,608	757,246

Brewery - 1.2%

Molson Coors Brewing Co., Class B	11,196	1,061,269

Building Products-Cement - 1.0%

Vulcan Materials Co.	7,212	898,976

Cable/Satellite TV - 4.4%

Charter Communications, Inc., Class A†	4,457	1,540,116
Comcast Corp., Class A	58,524	2,439,866

		3,979,982

Cellular Telecom - 1.0%

T-Mobile US, Inc.†	13,937	939,632

Chemicals-Diversified - 1.5%

Dow Chemical Co.	21,231	1,315,473

Commercial Services - 0.6%

Quanta Services, Inc.†	17,876	548,078

Commercial Services-Finance - 1.1%

Square, Inc., Class A†#	42,802	984,018

Computer Data Security - 0.9%

Fortinet, Inc.†	19,781	778,185

Computer Services - 0.6%

Teradata Corp.†#	21,151	576,576

Computer Software - 0.7%

Splunk, Inc.†#	10,954	670,823

Dental Supplies & Equipment - 0.9%

DENTSPLY SIRONA, Inc.	12,478	792,603

Diagnostic Equipment - 1.6%

Danaher Corp.	16,786	1,425,803

Diversified Banking Institutions - 0.7%

JPMorgan Chase & Co.	7,608	624,997

Diversified Manufacturing Operations - 1.2%

Eaton Corp. PLC	13,787	1,066,838

E-Commerce/Products - 4.5%

Amazon.com, Inc.†	4,076	4,054,071

E-Commerce/Services - 2.3%

Priceline Group, Inc.†	1,125	2,111,726

Electronic Components-Semiconductors - 4.7%

Broadcom, Ltd.	6,991	1,674,205
NVIDIA Corp.	6,471	934,089
Texas Instruments, Inc.	20,493	1,690,467

		4,298,761

Electronic Measurement Instruments - 1.2%

Fortive Corp.	17,583	1,098,058

Enterprise Software/Service - 1.8%

Oracle Corp.	36,565	1,659,685

Finance-Other Services - 1.2%

CME Group, Inc.	9,376	1,099,711

Food-Misc./Diversified - 3.2%

Conagra Brands, Inc.	20,011	771,224
Kellogg Co.#	12,445	891,062
Kraft Heinz Co.	13,148	1,212,245

		2,874,531

Home Decoration Products - 1.4%

Newell Brands, Inc.	23,403	1,239,189

Instruments-Controls - 2.3%

Honeywell International, Inc.	15,796	2,100,710

Internet Content-Entertainment - 4.4%

Facebook, Inc., Class A†	26,447	4,005,663

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	7,567	914,018

Medical Instruments - 1.4%

Boston Scientific Corp.†	47,780	1,291,493

Medical-Biomedical/Gene - 4.5%

BioMarin Pharmaceutical, Inc.†#	13,355	1,170,432
Celgene Corp.†	15,242	1,743,838
Regeneron Pharmaceuticals, Inc.†	2,603	1,194,933

		4,109,203

Medical-Drugs - 3.4%

Eli Lilly & Co.	18,025	1,434,249
TESARO, Inc.†#	4,200	627,102
Zoetis, Inc.	15,777	982,592

		3,043,943

Medical-HMO - 4.6%

Aetna, Inc.	8,082	1,170,759
UnitedHealth Group, Inc.	17,352	3,039,723

		4,210,482

Networking Products - 1.0%

Cisco Systems, Inc.	27,266	859,697

Oil Companies-Exploration & Production - 0.5%

Pioneer Natural Resources Co.	2,450	408,807

Oil-Field Services - 0.1%

Superior Energy Services, Inc.†#	9,994	103,638

Retail-Building Products - 2.2%

Home Depot, Inc.	13,178	2,022,955

Retail-Discount - 2.5%

Costco Wholesale Corp.	8,866	1,599,693
Dollar Tree, Inc.†	8,216	638,383

		2,238,076

Retail-Drug Store - 1.1%

Walgreens Boots Alliance, Inc.	12,806	1,037,542

Retail-Major Department Stores - 1.6%

Nordstrom, Inc.#	14,118	590,132
TJX Cos., Inc.	10,990	826,558

		1,416,690

Retail-Perfume & Cosmetics - 1.3%

Ulta Beauty, Inc.†	3,973	1,211,129

Retail-Restaurants - 1.5%

Starbucks Corp.	21,705	1,380,655

Steel-Producers - 1.0%

Nucor Corp.	16,217	942,208

Television - 1.0%

CBS Corp., Class B	14,570	890,373

Therapeutics - 0.7%

Neurocrine Biosciences, Inc.†#	14,220	618,143

Transport-Rail - 1.3%

Union Pacific Corp.	11,041	1,217,822

Web Portals/ISP - 6.8%

Alphabet, Inc., Class A†	2,652	2,617,763
Alphabet, Inc., Class C†	3,711	3,580,595

		6,198,358

X-Ray Equipment - 0.8%

Hologic, Inc.†#	15,814	684,904

Total Common Stocks
(cost $67,105,628)		87,816,542

EXCHANGE-TRADED FUNDS - 1.1%
iShares Russell 1000 Growth ETF#
(cost $862,403)	8,363	998,041

Total Long-Term Investment Securities
(cost $67,968,031)		88,814,583

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Registered Investment Companies - 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	2,039,421	2,039,421

Time Deposits - 1.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$1,110,000	1,110,000

Total Short-Term Investment Securities
(cost $3,149,421)		3,149,421

TOTAL INVESTMENTS
(cost $71,117,452)(3)	101.4%	91,964,004
Liabilities in excess of other assets	(1.4)	(1,302,560)

NET ASSETS	100.0%	$90,661,444

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $7,565,431. This was secured by collateral of $2,039,421, which was received in cash and subsequently invested in short-term investments currently valued at $2,039,421 as reported in the Portfolio of Investments. Additional collateral of $5,712,105 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,036,666
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	1,060,635
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	2,499,082
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	31,050
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	1,084,672

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ETF - Exchange Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$87,816,542	$—	$—	$87,816,542
Exchange-Traded Funds	998,041	—	—	998,041
Short-Term Investment Securities:
Registered Investment Companies	2,039,421	—	—	2,039,421
Time Deposits	—	1,110,000	—	1,110,000

Total Investments at Value	$90,854,004	$1,110,000	$—	$91,964,004

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 24.8%

VALIC Co. I Blue Chip Growth Fund	110,445	$1,907,377
VALIC Co. I Dividend Value Fund	656,652	7,938,924
VALIC Co. I Large Cap Core Fund	88,619	1,005,824
VALIC Co. I Mid Cap Index Fund	443,945	11,733,466
VALIC Co. I Mid Cap Strategic Growth Fund	36,681	510,598
VALIC Co. I Nasdaq-100 Index Fund	68,436	828,762
VALIC Co. I Science & Technology Fund	32,547	846,212
VALIC Co. I Small Cap Index Fund	494,761	10,009,018
VALIC Co. I Small Cap Special Values Fund	610,560	8,041,069
VALIC Co. I Value Fund	55,985	930,464
VALIC Co. II Capital Appreciation Fund	245,550	3,958,263
VALIC Co. II Large Cap Value Fund	187,168	3,775,174
VALIC Co. II Mid Cap Growth Fund†	79,022	775,992
VALIC Co. II Mid Cap Value Fund	951,585	19,821,526
VALIC Co. II Small Cap Growth Fund	92,575	1,463,616
VALIC Co. II Small Cap Value Fund	630,048	8,978,183

Total Domestic Equity Investment Companies
(cost $78,483,950)		82,524,468

Domestic Fixed Income Investment Companies - 65.5%

VALIC Co. I Capital Conservation Fund	1,701,688	16,761,628
VALIC Co. I Government Securities Fund	397,584	4,226,313
VALIC Co. I Inflation Protected Fund	3,296,440	36,491,588
VALIC Co. II Core Bond Fund	4,247,425	46,721,672
VALIC Co. II High Yield Bond Fund	5,270,844	40,374,666
VALIC Co. II Strategic Bond Fund	6,600,805	73,929,011

Total Domestic Fixed Income Investment Companies
(cost $219,751,337)		218,504,878

International Equity Investment Companies - 4.9%

VALIC Co. I Foreign Value Fund	514,896	5,427,000
VALIC Co. I International Equities Index Fund	811,769	5,698,618
VALIC Co. I International Growth Fund	135,744	1,770,103
VALIC Co. II International Opportunities Fund	189,413	3,418,902

Total International Equity Investment Companies
(cost $14,965,565)		16,314,623

International Fixed Income Investment Companies - 2.2%

VALIC Co. I International Government Bond Fund† (cost $7,488,566)	634,737	7,432,770

Real Estate Investment Companies - 2.6%

VALIC Co. I Global Real Estate Fund (cost $8,975,335)	1,122,837	8,567,249

TOTAL INVESTMENTS
(cost $329,664,753)(2)	100.0%	333,343,988
Liabilities in excess of other assets	(0.0)	(18,321)

NET ASSETS	100.0%	$333,325,667

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$333,343,988	$—	$—	$333,343,988

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 3.6%
Diversified Financial Services - 3.6%

American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.36% due 12/15/2021	$239,000	$240,101
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	525,000	528,796
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	1,200,000	1,199,326
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	1,000,000	1,004,933
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	725,000	719,876
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,042,000	1,032,064
CarMax Auto Owner Trust Series 2014-4, Class C 2.44% due 11/16/2020	1,000,000	1,006,680
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	2,683,731	2,704,498
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.70% due 12/25/2045*(2)	1,938,308	1,979,980
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,559,929
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	446,000	450,516
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	1,753,000	1,740,930
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,500,201
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,349,113	1,370,763
COMM Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,809,702
COMM Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(1)	145,390	149,122
COMM Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	1,786,000	1,856,887
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)	754,000	793,737
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	6,187
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	2,200,000	2,265,629
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,599,692
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,556,000	1,573,745
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	1,023,000	1,026,625
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	162,750	166,172
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	62,296
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,235,356
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	512,000	511,336
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,023,549
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,382,101
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	1,000,000	993,668
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	620,000	623,284
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	350,000	351,911
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	854,248

Total Asset Backed Securities
(cost $38,317,988)		38,323,840

U.S. CORPORATE BONDS & NOTES - 35.4%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	649,207
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	942,000	959,075

		1,608,282

Aerospace/Defense-Equipment - 0.3%

Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	478,508
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	90,000	94,050
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	305,000	305,000
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	470,000	460,600
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	1,106,000	1,108,767
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	804,000	820,788

		3,267,713

Agricultural Chemicals - 0.3%

CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	1,200,000	1,239,509
Mosaic Co. Senior Notes 4.88% due 11/15/2041	1,802,000	1,698,019

		2,937,528

Airlines - 0.2%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(5)	45,115	45,277
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	1,109,000	1,124,695
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	574,610	588,975

		1,758,947

Appliances - 0.1%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	634,000	649,743

Applications Software - 0.2%

Microsoft Corp. Senior Notes 3.45% due 08/08/2036	440,000	431,130
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,199,000	1,276,815
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	390,000	410,475

		2,118,420

Auction Houses/Art Dealers - 0.1%

KAR Auction Services, Inc. Senior Notes 5.13% due 06/01/2025*	555,000	566,100

Auto-Cars/Light Trucks - 1.5%

American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	1,383,000	1,368,485
American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020	1,015,000	1,019,144
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	1,015,000	1,012,180
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	1,497,000	1,482,250
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	911,000	897,377
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	834,000	838,320
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,849,365
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019#	1,314,000	1,308,555
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	1,309,000	1,283,458
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	2,238,000	2,245,658
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	2,371,000	2,375,396
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	738,000	742,939

		16,423,127

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	597,000	627,596
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,620,000	1,635,455

		2,263,051

Banks-Commercial - 1.7%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,256,000	2,361,089
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	516,031
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	700,000	693,874
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,712,000	3,815,758
First Republic Bank Sub. Notes 4.63% due 02/13/2047	434,000	446,478
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	991,468
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,514,000	1,515,294
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	4,456,000	5,815,909
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	1,560,000	1,575,194

		17,731,095

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. FRS Senior Notes 2.66% due 05/16/2023	706,000	711,729
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,640,185

		2,351,914

Banks-Super Regional - 0.5%

Huntington National Bank Senior Notes 2.38% due 03/10/2020	1,255,000	1,264,844
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	2,309,000	2,346,406
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	961,000	1,018,816
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	133,000	132,822
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	834,000	880,531
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	194,000	208,729

		5,852,148

Batteries/Battery Systems - 0.1%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	623,906

Brewery - 0.7%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	753,000	755,065
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,408,000	1,429,771
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	680,000	699,889
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,481,000	1,613,952
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	835,000	920,844
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	2,222,000	2,222,071

		7,641,592

Broadcast Services/Program - 0.1%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	540,000	550,800

Building & Construction Products-Misc. - 0.0%

Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	381,000	390,049

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	630,500

Building Products-Air & Heating - 0.1%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	710,000	711,041

Building Products-Cement - 0.2%

Vulcan Materials Co. Senior Notes 3.90% due 04/01/2027#	1,707,000	1,745,749

Building Products-Wood - 0.2%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*#	625,000	648,437

Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,430,188

		2,078,625

Building-Heavy Construction - 0.1%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	545,000	570,206

Building-Residential/Commercial - 0.2%

AV Homes, Inc. Senior Notes 6.63% due 05/15/2022*	450,000	459,000
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	1,144,000	1,172,600
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	436,000	440,905
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	568,500

		2,641,005

Cable/Satellite TV - 0.5%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	544,000	585,480
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	635,000	689,213
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	733,000	768,181
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	1,499,000	1,757,840
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	398,000	476,357
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	800,000	817,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	478,000	529,385
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	182,000	213,850

		5,837,306

Casino Hotels - 0.1%

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	520,000	564,200
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*#	530,000	544,575

		1,108,775

Cellular Telecom - 0.4%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,707,000	1,937,974
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,947,000	2,248,785

		4,186,759

Chemicals-Diversified - 0.0%

Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	570,000	530,100

Chemicals-Specialty - 0.2%

Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	540,000	561,600
International Flavors & Fragrances, Inc. Senior Notes 4.38% due 06/01/2047	528,000	540,100
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	545,000	573,612
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	724,007

		2,399,319

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	759,000	789,360
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	835,000	819,870

		1,609,230

Coatings/Paint - 0.4%

RPM International, Inc. Senior Notes 3.75% due 03/15/2027	484,000	495,063

Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	1,518,000	1,524,131
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	1,214,000	1,222,085
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	778,000	796,893

		4,038,172

Commercial Services-Finance - 0.1%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	547,000	554,559

Computer Services - 0.2%

Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	560,000	590,800
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	752,000	735,080
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	525,000	549,281

		1,875,161

Computers - 1.0%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,080,000	1,114,122
Apple, Inc. Senior Notes 2.85% due 02/23/2023	1,130,000	1,153,480
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,265,000	1,396,349
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	2,838,000	3,573,195
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	825,000	1,059,584
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035#	1,900,000	2,051,952

		10,348,682

Computers-Integrated Systems - 0.1%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	711,000	798,098
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	125,000	127,656

		925,754

Computers-Memory Devices - 0.0%

Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	330,000	386,760

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	483,000	560,280
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	600,000	637,500

		1,197,780

Containers-Paper/Plastic - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	650,000	680,875

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021#	1,463,000	1,454,304

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	541,000	547,095
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	453,000	505,293

		1,052,388

Distribution/Wholesale - 0.0%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	221,000	224,287

Diversified Banking Institutions - 3.8%

Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	543,000	552,203
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,604,000	3,679,439
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,513,000	1,565,215
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	2,021,616
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,412,000	2,508,222

Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	3,595,000	3,747,565
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	724,877
Goldman Sachs Group, Inc. FRS Senior Notes 2.91% due 06/05/2023	1,526,000	1,526,000
Goldman Sachs Group, Inc. FRS Senior Notes 2.92% due 10/28/2027	1,007,000	1,042,192
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	693,000	690,430
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,331,945
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,627,000	2,024,972
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	770,000	958,651
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,174,000	1,501,364
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,856,000	1,865,382
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	1,250,000	1,259,543
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023#	472,000	467,853
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	2,064,000	2,100,211
JPMorgan Chase & Co. FRS Senior Notes 2.78% due 04/25/2023	2,145,000	2,154,474
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048	375,000	385,654
Morgan Stanley Senior Notes 2.75% due 05/19/2022	2,031,000	2,034,530
Morgan Stanley Senior Notes 2.80% due 06/16/2020	663,000	674,387
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,125,000	2,226,987
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	3,220,000	3,522,413

		40,566,125

Diversified Financial Services - 0.2%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,634,945

Diversified Manufacturing Operations - 0.4%

Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	1,115,000	1,094,291
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	726,000	902,659
Textron, Inc. Senior Notes 3.65% due 03/15/2027	856,000	866,024
Textron, Inc. Senior Notes 4.00% due 03/15/2026	1,001,000	1,036,121
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	786,458

		4,685,553

E-Commerce/Products - 0.1%

eBay, Inc. Senior Notes 3.60% due 06/05/2027	1,498,000	1,496,887

Electric Products-Misc. - 0.0%

WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	348,000	361,920

Electric-Generation - 0.2%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	2,403,000	2,471,896

Electric-Integrated - 1.5%

AES Corp. Senior Notes 5.50% due 03/15/2024#	454,000	471,025
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	707,000	712,501
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	412,000	418,272
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,637,320
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	1,018,000	1,045,485
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	1,455,000	1,489,136

Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	799,658
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	2,066,000	2,758,060
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047	1,171,000	1,205,953
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	1,670,000	1,665,384
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	1,125,000	1,152,818
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	606,000	663,268
Southern Power Co. Senior Notes 1.30% due 08/15/2017	1,198,000	1,197,878
Southern Power Co. Senior Notes 2.95% due 07/01/2023	1,033,000	1,029,373
Southern Power Co. Senior Notes 4.95% due 12/15/2046	277,000	285,136

		16,531,267

Electric-Transmission - 0.0%

AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046	337,000	346,458

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	666,747

Electronic Components-Semiconductors - 0.3%

Intel Corp. Senior Notes 1.35% due 12/15/2017	552,000	552,125
Intel Corp. Senior Notes 2.35% due 05/11/2022	3,021,000	3,040,669

		3,592,794

Energy-Alternate Sources - 0.2%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	803,000	839,135
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	820,000	848,700

		1,687,835

Enterprise Software/Service - 0.4%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	627,000	658,350
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,381,000	1,371,674
Oracle Corp. Senior Notes 3.85% due 07/15/2036	1,862,000	1,885,763
Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	315,596

		4,231,383

Finance-Auto Loans - 0.3%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	1,850,000	1,921,687
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,096,000	1,109,700

		3,031,387

Finance-Consumer Loans - 0.3%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	1,113,000	1,140,825
Navient Corp. Senior Notes 5.63% due 08/01/2033	883,000	721,853
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022#	825,000	852,142

		2,714,820

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	600,000	621,000
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019#	986,000	980,826
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021#	1,373,000	1,374,252

		2,976,078

Finance-Investment Banker/Broker - 0.2%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)(5)†	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)(5)†	230,000	23

LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	570,000	588,525
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	813,781
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	754,000	758,464

		2,160,811

Finance-Leasing Companies - 0.1%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	795,000	902,234

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	850,000	851,063

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020#	1,116,000	1,114,822
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020#	531,000	533,866
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022#	1,801,000	1,815,813

		3,464,501

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	414,000	428,450
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	990,000	998,488
Tyson Foods, Inc. Senior Notes 4.55% due 06/02/2047	670,000	686,567

		2,113,505

Food-Misc./Diversified - 0.2%

Conagra Brands, Inc. Senior Notes 3.20% due 01/25/2023	588,000	596,257
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,543,114

		2,139,371

Food-Retail - 0.1%

Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	465,000	462,675
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*#	402,000	416,070

		878,745

Food-Wholesale/Distribution - 0.1%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	558,000	559,395

Gambling (Non-Hotel) - 0.2%

Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*#	715,000	738,237
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	865,000	941,769
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*(4)(5)†	5,223	71

		1,680,077

Gas-Distribution - 0.2%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	546,000	573,683
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	1,022,000	1,036,867
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	488,000	500,162

		2,110,712

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	534,000	546,683

Home Furnishings - 0.1%

Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	662,000	664,780

Hotels/Motels - 0.1%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	529,000	568,675

Independent Power Producers - 0.1%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022#	491,000	483,635
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*#	300,000	291,030

NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026*	550,000	545,875

		1,320,540

Industrial Gases - 0.0%

Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	372,000	382,674

Insurance-Life/Health - 0.5%

Aflac, Inc. Senior Notes 4.00% due 10/15/2046	712,000	698,699
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	582,000	633,884
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,428,963
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,643,000	2,644,118
Unum Group Senior Notes 5.75% due 08/15/2042	418,000	490,684

		5,896,348

Insurance-Multi-line - 0.5%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	862,000	1,054,153
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	592,000	647,732
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	3,856,000	3,893,480

		5,595,365

Insurance-Mutual - 0.2%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	740,000	752,700
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	251,000	266,201
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	482,047
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	1,136,000	1,143,337

		2,644,285

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	976,000	973,166

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	530,000	557,825
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	565,000	607,375

		1,165,200

Internet Content-Entertainment - 0.1%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	836,000	917,510

Investment Management/Advisor Services - 0.0%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	343,969

Machinery-Construction & Mining - 0.4%

Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024	4,016,000	4,160,757
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	396,000	405,900

		4,566,657

Machinery-Farming - 0.1%

CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	1,139,000	1,178,865

Machinery-General Industrial - 0.0%

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	378,000	390,386

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022*	555,000	563,325

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	312,000	318,117
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	2,037,000	2,037,925
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	1,011,000	988,516
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,609,363

		4,953,921

Medical Products - 0.3%

Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	1,651,000	1,654,150
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	1,256,000	1,265,607

		2,919,757

Medical-Biomedical/Gene - 0.4%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,289,000	1,296,835
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	494,000	499,611
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	950,000	985,793
Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,057,000	1,095,167
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036#	382,000	377,431

		4,254,837

Medical-Drugs - 0.1%

Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	530,000	574,293
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	948,000	977,783

		1,552,076

Medical-HMO - 0.3%

Centene Corp. Senior Notes 4.75% due 01/15/2025	570,000	588,525
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	944,000	943,779
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021#	971,000	974,523
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	696,995

		3,203,822

Medical-Hospitals - 0.3%

CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	530,000	549,477
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020#	575,000	566,375
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	557,272
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	697,375
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	425,000	436,178

		2,806,677

Metal Processors & Fabrication - 0.1%

Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	600,000	647,250
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	220,000	227,700
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	389,000	409,850

		1,284,800

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	1,106,000	1,092,311

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025*#	573,000	544,350

Multimedia - 0.4%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	1,093,000	1,092,959
Viacom, Inc. Senior Notes 5.25% due 04/01/2044#	387,000	386,918
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	531,000	569,608
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	1,965,000	1,968,460

		4,017,945

Networking Products - 0.4%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018#	1,262,000	1,262,795
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,222,000	1,233,888
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	2,079,000	2,094,721

		4,591,404

Office Automation & Equipment - 0.0%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2025	430,000	442,900

Oil Companies-Exploration & Production - 1.3%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,565,000	1,863,046
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	650,000	632,125
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	580,000	589,576
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	1,132,000	1,154,640
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	105,000	76,125
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,050,000	1,076,250
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*#	890,000	918,925
Hess Corp. Senior Notes 4.30% due 04/01/2027	695,000	697,870
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,336,000	1,383,602
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	786,000	749,648
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	1,390,000	1,596,283
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	531,905
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	484,000	501,606
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	600,000	607,500
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	716,000	630,080
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	681,000	639,929
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	625,000	659,375

		14,308,485

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,193,265
Chevron Corp. Senior Notes 1.96% due 03/03/2020	686,000	688,662
Chevron Corp. Senior Bonds 1.99% due 03/03/2020#	879,000	882,977
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,197,283
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	649,000	648,977

		4,611,164

Oil Field Machinery & Equipment - 0.0%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	410,000	407,950

Oil Refining & Marketing - 0.1%

Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	560,000	585,900
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023#	568,000	569,420
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*#	400,000	395,000

		1,550,320

Oil-Field Services - 0.2%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	1,030,000	629,588
Halliburton Co. Senior Notes 4.85% due 11/15/2035	380,000	407,014
SESI LLC Company Guar. Notes 7.13% due 12/15/2021#	675,000	673,312

		1,709,914

Paper & Related Products - 0.8%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,445,000	1,558,294
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*#	2,262,000	2,343,409

Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,930,000	3,094,745
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	809,018
International Paper Co. Senior Notes 4.40% due 08/15/2047	490,000	492,147
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	540,000	553,824

		8,851,437

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023#	510,000	506,672
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046#	732,000	728,527

		1,235,199

Pipelines - 1.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	583,000	596,846
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	850,000	861,688
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024#	231,000	258,720
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	245,000	246,129
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	535,000	509,895
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	784,000	1,027,778
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	301,000	299,294
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	111,000	121,641
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,201,131
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	910,000	958,348
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045#	1,043,000	1,011,917
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	314,000	305,365
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	497,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	709,800
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	479,000	460,924
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	473,000	493,035
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	696,466
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	217,000	230,686
MPLX LP Senior Notes 4.13% due 03/01/2027	742,000	754,047
ONEOK, Inc. Senior Notes 6.00% due 06/15/2035	12,000	12,720
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	452,000	445,622
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	487,000	489,435
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	540,000	550,800
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	865,000	877,975
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	579,000	593,475
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	966,000	1,018,328

Williams Partners LP Senior Notes 3.75% due 06/15/2027	831,000	830,576
Williams Partners LP Senior Notes 5.10% due 09/15/2045	1,863,000	1,924,870

		18,985,011

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	864,000	871,766

Precious Metals - 0.1%

Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024*	560,000	555,800

Racetracks - 0.0%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	370,000	400,525

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,075,000	1,101,875

Real Estate Investment Trusts - 0.5%

American Tower Corp. Senior Notes 3.13% due 01/15/2027#	1,140,000	1,094,101
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	534,000	540,675
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*#	550,000	562,012
iStar, Inc. Senior Notes 6.00% due 04/01/2022	789,000	802,808
Select Income REIT Senior Notes 4.25% due 05/15/2024	606,000	605,593
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	687,000	681,505
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	804,000	838,170

		5,124,864

Real Estate Management/Services - 0.2%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,040,000
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	655,000	659,912

		1,699,912

Real Estate Operations & Development - 0.1%

Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	575,000	592,969

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	1,601,000	1,467,025

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	1,214,000	1,095,198

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	821,000	829,673

Retail-Discount - 0.1%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,308,000	1,318,204

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	566,475	600,066
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	289,145	328,787
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	502,893	581,082

		1,509,935

Retail-Misc./Diversified - 0.0%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	362,000	370,145

Retail-Restaurants - 0.1%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	720,000	726,300
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	182,000	198,043

		924,343

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	535,000	567,100

Savings & Loans/Thrifts - 0.8%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,600,000	1,602,176
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	4,035,000	4,504,190
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,619,460

		8,725,826

Semiconductor Components-Integrated Circuits - 0.2%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	1,127,000	1,131,310
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	523,000	521,850

		1,653,160

Semiconductor Equipment - 0.1%

Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	715,000	751,441

Steel-Producers - 0.1%

AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	650,000	702,813

Telecom Services - 0.0%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	450,000	457,029

Telecommunication Equipment - 0.1%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*#	593,000	615,238

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,285,000	2,298,646
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,111,970
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,587,000	1,537,982
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	332,000	319,806
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	815,000	854,408
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	572,000	608,119
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	100,000	99,282
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,181,000	1,204,740
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	489,000	477,400
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,608,000	2,437,280
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,988,000	2,120,292

		13,069,925

Television - 0.0%

Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	178,000	196,690

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.25% due 09/15/2026	479,000	465,981
GATX Corp. Senior Notes 3.85% due 03/30/2027	765,000	776,302

		1,242,283

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	475,000	480,123
CSX Corp. Senior Notes 4.25% due 11/01/2066	540,000	521,661

		1,001,784

Transport-Services - 0.1%

United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022	1,330,000	1,340,583

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	534,000	560,033

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	420,000	432,486

Wire & Cable Products - 0.0%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022#	482,000	474,770

Total U.S. Corporate Bonds & Notes
(cost $368,232,553)		378,074,364

FOREIGN CORPORATE BONDS & NOTES - 9.7%
Aerospace/Defense-Equipment - 0.1%

Airbus SE Senior Notes 3.95% due 04/10/2047*	1,111,000	1,135,199

Agricultural Chemicals - 0.0%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	323,000	327,441

Banks-Commercial - 1.7%

Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	722,572
Bank of Montreal Senior Notes 2.10% due 12/12/2019	597,000	599,318
BPCE SA Senior Notes 3.00% due 05/22/2022*	1,573,000	1,580,719
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,094,000	1,116,547
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,534,706
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*	1,161,000	1,164,125
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	1,100,000	1,202,390
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	1,906,000	1,905,949
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	533,000	534,092
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	3,260,000	3,277,598
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	887,000	889,966
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	377,000	377,780
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021#	1,383,000	1,361,124
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	773,000	758,812
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	695,000	715,514

		17,741,212

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,914,000	1,925,438

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,303,000	1,324,946

Brewery - 0.1%

Heineken NV Senior Notes 4.35% due 03/29/2047*	679,000	702,062

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	454,000	464,215
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	330,000	334,125

		798,340

Cable/Satellite TV - 0.5%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,060,000	1,167,325
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,045,000	1,140,356
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,643,000	1,777,512
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	580,000	601,982
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	575,000	583,930

		5,271,105

Chemicals-Diversified - 0.1%

LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	1,074,000	1,066,508
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	426,062

		1,492,570

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	725,000	724,174

Cruise Lines - 0.1%

NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	550,000	566,500
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	570,000	608,846

		1,175,346

Diversified Banking Institutions - 1.3%

Barclays PLC Sub. Notes 4.84% due 05/09/2028	998,000	1,023,194
Barclays PLC Senior Notes 4.95% due 01/10/2047	767,000	821,688
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*#	1,576,000	1,630,498
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	1,129,000	1,166,607
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	2,346,000	2,421,473
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.55% due 04/17/2026	539,000	572,171
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	1,176,000	1,195,351
HSBC Holdings PLC FRS Senior Notes 4.04% due 03/13/2028	974,000	1,007,613
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	1,168,000	1,225,314
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,135,000	1,154,478
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	935,000	921,859
Royal Bank of Scotland Group PLC FRS Senior Notes 3.50% due 05/15/2023	587,000	588,305
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	460,313

		14,188,864

Diversified Financial Services - 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,536,000	1,654,604

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*#	2,165,000	2,183,093

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*#	660,000	668,250

Electric-Generation - 0.2%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	1,442,000	1,446,551
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	339,000	353,648

		1,800,199

Electric-Integrated - 0.2%

Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	1,130,000	1,117,855
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*#	728,000	733,086

		1,850,941

Finance-Leasing Companies - 0.1%

Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023#	670,000	715,647
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	350,455

		1,066,102

Gambling (Non-Hotel) - 0.0%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	350,000	382,158

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	501,000	550,463

Hazardous Waste Disposal - 0.1%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	660,000	672,375

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	518,734
Manulife Financial Corp. VRS Sub. Notes 4.06% due 02/24/2032	798,000	811,354

		1,330,088

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025#	593,000	614,923
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045#	1,026,000	1,076,822

		1,691,745

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	533,000	547,717

Investment Management/Advisor Services - 0.2%

UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	269,000	281,655
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	702,000	716,892
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	779,000	813,979

		1,812,526

Medical-Drugs - 0.1%

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026#	1,072,000	1,006,781
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	636,000	672,576

		1,679,357

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,172,000	1,197,696

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*#	615,000	621,150
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*#	200,000	201,375
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*#	750,000	805,785

		1,628,310

Metal-Diversified - 0.1%

Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025#	1,073,000	1,129,508

Metal-Iron - 0.1%

Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,158,000	1,256,430

Oil Companies-Exploration & Production - 0.4%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	881,520
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	531,000	539,489
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	1,200,000	1,288,135
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,577,000	1,352,277
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	521,000	509,278

		4,570,699

Oil Companies-Integrated - 1.2%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,792,701
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	781,000	780,034
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	588,000	609,413
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*#	810,000	806,904
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047*	820,000	798,406
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	85,000	76,152
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	700,000	736,470
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	3,360,000	3,448,872
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	500,000	531,704
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	888,000	887,644

Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	909,525
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020#	1,024,000	1,033,006

		12,410,831

Oil-Field Services - 0.1%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	550,000	565,813

Paper & Related Products - 0.1%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	650,000	661,375
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	350,000	354,375

		1,015,750

Pipelines - 0.1%

Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	663,000	742,223

Printing-Commercial - 0.1%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	1,090,000	1,125,425

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023#	660,000	542,850
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	725,000	812,000

1,354,850

Semiconductor Components-Integrated Circuits - 0.0%

NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	395,000	426,600

Semiconductor Equipment - 0.1%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	545,000	565,775

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 6.13% due 06/01/2025#	785,000	880,181

SupraNational Banks - 0.3%

European Investment Bank Senior Notes 1.63% due 08/14/2020	2,603,000	2,597,240
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,011,056

		3,608,296

Telephone-Integrated - 0.4%

Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	1,124,000	1,092,648
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,327,000	1,592,400
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	730,000	755,212
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,107,000	1,175,136

		4,615,396

Transport-Rail - 0.2%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	772,244
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	1,200,000	1,308,000

		2,080,244

Total Foreign Corporate Bonds & Notes
(cost $101,823,320)		103,870,342

FOREIGN GOVERNMENT OBLIGATIONS - 4.9%
Banks-Special Purpose - 0.5%

Brazilian Development Bank Senior Notes 4.75% due 05/09/2024*#	1,615,000	1,580,439
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	1,300,000	1,368,250
Brazilian Development Bank Senior Notes 6.50% due 06/10/2019	1,200,000	1,270,800
China Development Bank Corp. Senior Notes 2.50% due 10/09/2020	1,200,000	1,198,225

		5,417,714

Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	1,036,000	1,036,062

Sovereign - 4.3%

Dominican Republic Senior Bonds 5.88% due 04/18/2024	900,000	954,000

Dominican Republic Senior Bonds 7.45% due 04/30/2044	1,050,000	1,186,500
Government of Egypt Senior Notes 8.50% due 01/31/2047	535,000	572,493
Government of Jamaica Senior Notes 8.00% due 03/15/2039	900,000	1,070,541
Government of Ukraine Senior Notes 7.75% due 09/01/2026	1,500,000	1,465,200
Kingdom of Jordan Senior Notes 6.13% due 01/29/2026*	1,175,000	1,212,017
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022	1,200,000	1,258,032
Republic of Argentina Senior Notes 8.28% due 12/31/2033	1,682,446	1,887,704
Republic of Chile Senior Notes 3.25% due 09/14/2021	800,000	832,120
Republic of Colombia Senior Notes 8.13% due 05/21/2024	600,000	763,200
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*	630,000	630,000
Republic of Ecuador Senior Notes 10.50% due 03/24/2020	1,100,000	1,156,375
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*	1,200,000	1,239,000
Republic of Ghana Senior Bonds 7.88% due 08/07/2023	1,000,000	1,020,000
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	340,000	336,607
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,000,000	1,031,410
Republic of Honduras Senior Notes 6.25% due 01/19/2027	800,000	830,680
Republic of Hungary Senior Notes 5.38% due 02/21/2023	700,000	778,711
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	1,000,000	1,137,763
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	1,078,000	1,042,965
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	1,500,000	1,513,434
Republic of Panama Senior Notes 4.00% due 09/22/2024	1,500,000	1,576,875
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	1,200,000	1,308,036
Republic of Peru Senior Notes 5.63% due 11/18/2050	650,000	798,850
Republic of Peru Senior Notes 8.75% due 11/21/2033	500,000	772,150
Republic of Poland Senior Notes 3.00% due 03/17/2023#	1,600,000	1,625,600
Republic of Poland Senior Notes 5.13% due 04/21/2021	850,000	939,021
Republic of Serbia Senior Notes 4.88% due 02/25/2020	1,200,000	1,249,800
Republic of South Africa Senior Notes 4.67% due 01/17/2024	1,400,000	1,437,408
Republic of South Africa Senior Notes 6.25% due 03/08/2041	700,000	782,362
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	1,500,000	1,596,415
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	950,000	1,011,636
Republic of Turkey Senior Notes 6.25% due 09/26/2022	1,100,000	1,200,641
Republic of Turkey Senior Notes 7.25% due 03/05/2038	1,200,000	1,429,212
Russian Federation Senior Notes 4.88% due 09/16/2023	1,200,000	1,302,629
Sultanate of Oman Senior Bonds 3.88% due 03/08/2022*	1,800,000	1,809,961
United Mexican States Senior Notes 3.50% due 01/21/2021#	1,012,000	1,052,986
United Mexican States Senior Notes 3.63% due 03/15/2022	1,400,000	1,447,600
United Mexican States Senior Notes 4.15% due 03/28/2027	890,000	918,881
United Mexican States Senior Notes 4.35% due 01/15/2047	1,128,000	1,051,860

United Mexican States Senior Bonds 4.75% due 03/08/2044	86,000	85,269

45,315,944

Total Foreign Government Obligations
(cost $51,650,675)		51,769,720

U.S. GOVERNMENT AGENCIES - 34.2%
Federal Home Loan Mtg. Corp. - 13.2%
2.50% due 01/01/2028	848,576	864,367
2.50% due 04/01/2028	1,821,366	1,855,283
2.50% due 03/01/2031	1,025,019	1,037,083
2.78% due 02/01/2037 FRS	308,350	320,850
3.00% due 08/01/2027	336,177	347,433
3.00% due 10/01/2042	1,693,565	1,715,587
3.00% due 11/01/2042	1,344,376	1,358,817
3.00% due 02/01/2043	1,879,428	1,890,966
3.00% due 04/01/2043	1,910,659	1,931,625
3.00% due 05/01/2043	698,609	707,789
3.00% due 08/01/2043	7,038,108	7,105,862
3.00% due 07/01/2045	12,202,011	12,269,722
3.00% due 10/01/2045	7,208,941	7,248,947
3.00% due 12/01/2045	2,148,266	2,160,188
3.00% due 05/01/2046	5,606,744	5,637,873
3.00% due 08/01/2046	3,808,804	3,829,951
3.00% due 06/13/2047	8,385,000	8,426,761
3.46% due 11/01/2037 FRS	2,160,981	2,295,206
3.50% due 03/01/2042	4,730,674	4,908,387
3.50% due 04/01/2042	1,937,860	2,010,649
3.50% due 08/01/2042	1,698,087	1,763,965
3.50% due 09/01/2043	1,576,279	1,634,535
3.50% due 03/01/2045	1,452,123	1,501,261
3.50% due 07/01/2045	9,959,681	10,304,883
3.50% due 08/01/2045	2,843,877	2,951,061
3.50% due 11/01/2045	5,338,801	5,519,458
3.50% due 01/01/2046	3,256,300	3,366,488
4.00% due 03/01/2023	342,286	355,569
4.00% due 09/01/2040	1,738,143	1,842,848
4.00% due 07/01/2044	124,651	131,722
4.00% due 10/01/2045	4,668,004	4,932,416
4.00% due 11/01/2045	10,564,660	11,163,079
4.00% due 01/01/2046	957,594	1,018,214
4.50% due 11/01/2018	9,840	10,098
4.50% due 02/01/2019	13,902	14,244
4.50% due 12/01/2039	660,007	720,700
4.50% due 07/01/2044	1,669,051	1,806,450
4.50% due 09/01/2044	7,238,435	7,808,325
5.00% due 10/01/2033	2,022	2,236
5.00% due 07/01/2040	914,769	1,005,501
5.00% due 11/01/2043	3,895,673	4,290,202
5.50% due 11/01/2018	5,782	5,856
5.50% due 11/01/2032	12,323	13,870
5.50% due 07/01/2034	32,052	36,082
5.50% due 02/01/2035	52,462	58,193
5.50% due 07/01/2035	1,348	1,519
5.50% due 01/01/2036	227,364	254,338
5.50% due 05/01/2037	42,207	46,870
6.00% due 07/01/2035	88,144	99,789
6.00% due 03/01/2040	206,889	234,677
6.50% due 12/01/2032	23,640	26,253
6.50% due 02/01/2036	16,560	18,626
6.50% due 09/01/2036	423	487
6.50% due 05/01/2037	57,064	63,983
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.81% due 09/15/2039(2)(7)(8)	1,422,505	202,950
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2017-HQA1, Class M1 2.22% due 08/25/2029 FRS(2)	2,452,641	2,468,263
Series 2014-DN1, Class M2 3.22% due 02/25/2024 FRS(2)	1,855,000	1,905,094
Series 2014-HQ2, Class M2 3.22% due 09/25/2024 FRS(2)	2,790,000	2,869,490
Series 2015-HQ1, Class M2 3.22% due 03/25/2025 FRS(2)	16,051	16,247
Series 2014-HQ3, Class M2 3.67% due 10/25/2024 FRS(2)	57,794	58,317
Series 2015-HQA1, Class M2 3.67% due 03/25/2028 FRS(2)	973,923	999,319
Series 2016-HQA1, Class M2 3.77% due 09/25/2028 FRS(2)	1,314,000	1,365,892

		140,812,716

Federal National Mtg. Assoc. - 17.9%
2.50% due 09/01/2027	546,617	556,427
2.50% due 02/01/2028	1,791,718	1,823,846
2.50% due 04/01/2028	465,209	473,550
2.50% due 02/01/2031	2,879,353	2,910,976
2.50% due 05/01/2031	5,261,448	5,319,232
2.50% due 06/19/2032	4,177,000	4,219,912
2.79% due 10/01/2035 FRS	2,008,035	2,114,024
2.88% due 11/01/2036 FRS	774,175	818,833
2.89% due 09/01/2035 FRS	1,644,982	1,725,260
3.00% due 04/01/2027	1,327,316	1,374,131
3.00% due 10/01/2027	225,512	233,025
3.00% due 11/01/2027	1,461,507	1,509,677
3.00% due 01/01/2028	1,821,959	1,886,119
3.00% due 10/01/2030	3,381,173	3,490,926
3.00% due 06/19/2032	72,000	74,281
3.00% due 03/01/2042	3,232,309	3,267,946
3.00% due 12/01/2042	3,173,767	3,208,759
3.00% due 05/01/2043	3,686,168	3,726,608
3.00% due 06/01/2045	1,796,920	1,818,115
3.00% due 05/01/2046	4,251,782	4,277,608
3.00% due 09/01/2046	1,899,321	1,910,857
3.01% due 05/01/2037 FRS	480,903	505,574
3.08% due 10/01/2040 FRS	528,445	558,998
3.26% due 07/01/2039 FRS	1,401,334	1,477,191
3.26% due 10/01/2040 FRS	1,004,359	1,059,472
3.31% due 08/01/2035 FRS	1,129,686	1,205,217

3.33% due 05/01/2040 FRS	1,965,762	2,073,918
3.50% due 08/01/2026	1,477,200	1,547,647
3.50% due 09/01/2026	1,317,716	1,382,442
3.50% due 08/01/2027	212,089	222,204
3.50% due 10/01/2028	3,037,181	3,183,826
3.50% due 06/19/2032	1,968,000	2,060,250
3.50% due 12/01/2041	485,787	504,493
3.50% due 03/01/2042	683,004	708,932
3.50% due 08/01/2042	4,491,408	4,660,613
3.50% due 09/01/2042	646,511	670,156
3.50% due 02/01/2043	3,206,860	3,343,716
3.50% due 04/01/2045	696,215	720,471
3.50% due 07/01/2045	2,172,873	2,245,662
3.50% due 08/01/2045	2,827,490	2,925,938
3.50% due 09/01/2045	637,469	658,824
3.50% due 10/01/2045	3,477,566	3,603,414
3.50% due 11/01/2045	5,695,515	5,886,310
3.50% due 12/01/2045	11,450,252	11,833,827
3.50% due 02/01/2046	2,569,692	2,655,775
3.50% due 03/01/2046	11,983,150	12,384,576
3.50% due 07/01/2046	6,518,280	6,762,533
4.00% due 11/01/2025	119,941	127,071
4.00% due 09/01/2040	138,960	147,496
4.00% due 10/01/2040	290,079	307,516
4.00% due 12/01/2040	2,346,512	2,489,563
4.00% due 10/01/2041	1,408,332	1,493,531
4.00% due 11/01/2041	1,531,170	1,621,238
4.00% due 01/01/2043	1,112,082	1,185,549
4.00% due 10/01/2043	238,478	253,828
4.00% due 10/01/2044	4,700,402	4,968,428
4.00% due 02/01/2045	5,225,388	5,556,541
4.00% due 02/01/2046	3,964,013	4,190,049
4.00% due 06/01/2046	351,447	371,487
4.00% due 01/01/2047	5,892,911	6,228,938
4.00% due 06/13/2047	2,500,000	2,641,414
4.50% due 06/01/2018	1,088	1,116
4.50% due 10/01/2024	518,985	547,436
4.50% due 03/01/2025	747,289	789,908
4.50% due 06/01/2039	188,018	204,268
4.50% due 01/01/2040	455,752	494,291
4.50% due 02/01/2040	1,178,878	1,292,931
4.50% due 05/01/2040	397,648	435,104
4.50% due 11/01/2040	407,027	440,606
4.50% due 12/01/2040	380,192	411,051
4.50% due 05/01/2041	784,788	848,665
4.50% due 03/01/2042	4,115,095	4,454,955
4.50% due 08/01/2045	10,565,491	11,617,023
5.00% due 09/01/2018	984	1,010
5.00% due 10/01/2018	820	841
5.00% due 03/01/2020	2,890	2,987
5.00% due 06/01/2022	73,894	77,378
5.00% due 10/01/2024	270,962	280,652
5.00% due 09/01/2033	746,973	824,300
5.00% due 04/01/2040	431,725	474,365
5.00% due 05/01/2040	805,827	888,817
5.00% due 06/01/2040	3,773,240	4,151,896
5.00% due 07/01/2040	982,188	1,080,857
5.00% due 02/01/2045	2,187,680	2,429,741
5.50% due 12/01/2029	196,423	218,584
5.50% due 12/01/2033	35,982	40,306
5.50% due 07/01/2037	43,669	48,764
5.50% due 08/01/2037	1,793,764	2,008,076
5.50% due 06/01/2038	207,758	232,628
5.50% due 09/01/2039	704,022	790,683
6.00% due 08/01/2034	34,306	39,060
6.00% due 11/01/2035	61,339	69,949
6.00% due 06/01/2036	80,942	92,043
6.00% due 12/01/2036	138,683	157,030
6.00% due 07/01/2038	670,548	759,462
6.00% due 09/01/2038	362,442	410,233
6.00% due 11/01/2038	217,114	245,704
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M1 2.62% due 01/25/2024 FRS(2)	607,935	614,644
Series 2013-C01, Class M1 3.02% due 10/25/2023 FRS(2)	35,564	35,926

		190,678,030

Government National Mtg. Assoc. - 3.0%

3.00% due 02/20/2045	2,529,603	2,581,232
3.00% due 05/20/2045	1,965,362	2,005,348
3.00% due 07/20/2045	479,190	488,939
3.00% due 11/20/2045	4,045,936	4,128,253
3.00% due 12/20/2045	3,241,277	3,307,223
3.00% due 06/21/2047	8,000,000	8,154,687
3.50% due 03/20/2045	1,813,765	1,894,233
3.50% due 07/20/2045	866,894	905,354
4.00% due 03/20/2044	1,010,999	1,071,146
4.00% due 07/20/2045	3,207,105	3,397,906
4.00% due 10/20/2045	1,173,463	1,243,276
4.50% due 05/15/2039	636,278	699,291
5.00% due 05/15/2034	258,989	287,408
5.00% due 01/15/2040	582,992	654,152
5.50% due 12/15/2039	725,527	814,632
6.00% due 10/15/2039	473,507	537,149
7.00% due 09/15/2028	3,778	3,856

		32,174,085

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	565,000	568,699

Total U.S. Government Agencies
(cost $365,048,602)		364,233,530

U.S. GOVERNMENT TREASURIES - 5.8%
United States Treasury Bonds - 2.0%

2.50% due 02/15/2045	1,189,000	1,105,816
2.50% due 02/15/2046	2,383,000	2,209,208
2.50% due 05/15/2046#	1,426,000	1,321,446
2.88% due 11/15/2046	1,630,000	1,633,120
3.00% due 05/15/2045	595,000	611,270
3.00% due 11/15/2045	3,499,000	3,592,899
3.00% due 02/15/2047	322,000	330,981
3.13% due 11/15/2041	815,000	861,131
3.13% due 02/15/2042	1,908,000	2,014,804
3.13% due 08/15/2044	310,000	326,517
3.63% due 08/15/2043	476,000	546,117
3.63% due 02/15/2044	523,000	601,041
3.75% due 08/15/2041	37,000	43,260
3.88% due 08/15/2040	140,000	166,622
4.25% due 11/15/2040	713,000	895,873
4.38% due 05/15/2041	452,000	578,984
4.50% due 02/15/2036#	2,986,000	3,870,719
4.63% due 02/15/2040	68,000	89,797
5.25% due 11/15/2028	375,000	486,562

		21,286,167

United States Treasury Notes - 3.8%

0.13% due 04/15/2018 TIPS(9)	576,899	577,342
0.75% due 01/31/2018	1,173,000	1,169,609
0.88% due 01/31/2018#	1,295,000	1,292,471
1.00% due 05/31/2018	3,279,000	3,272,212
1.13% due 06/30/2021	6,214,000	6,085,351
1.13% due 07/31/2021	2,819,000	2,757,884
1.25% due 11/30/2018	3,865,000	3,865,603
1.25% due 01/31/2020	1,000,000	996,484
1.38% due 06/30/2018	951,000	952,598
1.38% due 07/31/2018	1,141,000	1,143,139
1.38% due 12/31/2018	476,000	476,948
1.38% due 09/30/2020	1,984,000	1,974,622
1.50% due 08/31/2018#	1,664,000	1,669,851
1.63% due 12/31/2019	584,000	587,787
1.75% due 12/31/2020	480,000	483,019
1.88% due 02/28/2022	2,541,000	2,557,278
2.00% due 11/15/2021	238,000	241,133
2.00% due 07/31/2022	492,000	496,920
2.00% due 11/15/2026	6,000,000	5,899,218
2.13% due 12/31/2021	473,000	481,407
2.13% due 03/31/2024	477,000	480,801
2.25% due 02/15/2027	916,000	919,399
2.38% due 05/31/2018	1,338,000	1,353,365
3.38% due 11/15/2019	262,000	274,803

		40,009,244

Total U.S. Government Treasuries
(cost $61,182,136)		61,295,411

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(4)(5)
(cost $1)	79	56,377

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%	22,875	554,948

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%†	6,900	42,780

Telecom Services - 0.1%

Qwest Corp. 6.13%#	27,125	663,477

Total Preferred Securities
(cost $1,356,414)		1,261,205

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.1%
Banks-Commercial - 0.0%

Standard Chartered PLC VRS 7.50% due 04/02/2022*#(3)	354,000	375,683

Banks-Super Regional - 0.3%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(3)	1,323,000	1,316,385
SunTrust Banks, Inc. FRS Series G 5.05% due 06/15/2022(3)	1,949,000	1,954,847
Wells Fargo Capital X 5.95% due 12/01/2086	413,000	457,934

		3,729,166

Diversified Banking Institutions - 0.6%

BAC Capital Trust XIII FRS Series F 4.00% due 06/19/2017(3)	862,000	731,623
HSBC Holdings PLC VRS 6.00% due 05/22/2027(3)	1,763,000	1,799,362
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(3)	1,759,000	1,895,322
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(3)	425,000	464,857
Societe Generale SA VRS 7.88% due 12/18/2023*#(3)	993,000	1,089,818

		5,980,982

Electric-Integrated - 0.2%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	754,000	789,815
Southern Co. FRS Series B 5.50% due 03/15/2057	892,000	936,419

		1,726,234

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(4)(5)†	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	817,000	835,219

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	1,309,000	1,217,370

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	868,000	972,160

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045#	407,000	436,630
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	921,000	1,001,587

		1,438,217

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,200,206

Multimedia - 0.1%

Viacom, Inc. FRS 5.88% due 02/28/2057#	1,287,000	1,328,827

Pipelines - 0.2%

TransCanada Trust FRS Company Guar. Notes 5.30% due 03/15/2077#	1,460,000	1,496,500
TransCanada Trust FRS 5.63% due 05/20/2075#	490,000	513,275

		2,009,775

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	1,817,000	1,912,392

Total Preferred Securities/Capital Securities
(cost $21,178,051)		22,726,246

Total Long-Term Investment Securities
(cost $1,008,789,740)		1,021,611,035

SHORT-TERM INVESTMENT SECURITIES - 9.4%
Registered Investment Companies - 3.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(10)(11)	33,145,966	33,145,966

Time Deposits - 6.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$67,490,000	67,490,000

Total Short-Term Investment Securities
(cost $100,635,966)		100,635,966

TOTAL INVESTMENTS
(cost $1,109,425,706)(12)	105.2%	1,122,247,001
Liabilities in excess of other assets	(5.2)	(55,194,101)

NET ASSETS	100.0%	$1,067,052,900

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $159,408,560 representing 14.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $56,504 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2017.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2017.
(9)	Principal amount of security is adjusted for inflation.
(10)	At May 31, 2017, the Fund had loaned securities with a total value of $59,373,218. This was secured by collateral of $33,145,966, which was received in cash and subsequently invested in short-term investments currently valued at $33,145,966 as reported in the Portfolio of Investments. Additional collateral of $27,705,164 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	1.34% to 31.68%	05/15/2018 to 06/01/2047	$2,331,379
Federal National Mtg. Assoc.	1.57% to 19.13%	12/01/2020 to 06/01/2047	1,383,550
Government National Mtg. Assoc.	1.21% to 17.27%	05/15/2018 to 05/16/2059	4,891,069
United States Treasury Bills	0.00%	07/20/2017 to 01/04/2018	135,521
United States Treasury Notes/Bonds	0.13% to 3.38%	04/15/2018 to 05/15/2046	18,963,645

(11)	The rate shown is the 7-day yield as of May 31, 2017.
(12)	See Note 4 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

ULC - Unlimited Liability Corporation

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2017 and unless noted otherwise, the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$38,323,840	$—	$38,323,840
U.S. Corporate Bonds & Notes:
Airlines	—	1,713,670	45,277	1,758,947
Finance - Investment Banker/Broker	—	2,160,770	41	2,160,811
Gambling (Non-Hotel)	—	1,680,006	71	1,680,077
Other Industries	—	372,474,529	—	372,474,529
Foreign Corporate Bonds & Notes	—	103,870,342	—	103,870,342
Foreign Government Obligations:
Sovereign	—	44,349,337	966,607	45,315,944
Other Industries	—	6,453,776	—	6,453,776
U.S. Government Agencies	—	364,233,530	—	364,233,530
U.S. Government Treasuries	—	61,295,411	—	61,295,411
Common Stocks	—	—	56,377	56,377
Preferred Securities	1,261,205	—	—	1,261,205
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	22,726,231	—	22,726,231
Short-Term Investment Securities:
Registered Investment Companies	33,145,966	—	—	33,145,966
Time Deposits	—	67,490,000	—	67,490,000

Total Investments at Value	$34,407,171	$1,086,771,442	$1,068,388	$1,122,247,001

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 96.4%
U.S. Government Agencies - 68.4%

Federal Farm Credit Bank 1.00% due 11/24/2017 FRS	$5,750,000	$5,754,730
1.06% due 09/22/2017 FRS	1,200,000	1,200,508
1.12% due 08/01/2017 FRS	1,550,000	1,550,931
Federal Home Loan Bank 0.74% due 06/02/2017	3,000,000	2,999,939
0.76% due 06/22/2017	7,000,000	6,996,958
0.79% due 06/07/2017	2,500,000	2,499,675
0.79% due 07/17/2017 FRS	7,000,000	7,000,056
0.80% due 06/20/2017	2,700,000	2,698,881
0.80% due 06/21/2017	3,500,000	3,498,474
0.80% due 06/26/2017	15,000,000	14,991,771
0.80% due 08/07/2017 FRS	1,450,000	1,450,000
0.91% due 09/06/2017	2,700,000	2,693,525
0.93% due 09/20/2017	2,250,000	2,243,638
0.94% due 08/22/2017 FRS	2,000,000	2,000,000
0.95% due 08/09/2017	10,000,000	9,982,175
0.96% due 10/06/2017 FRS	7,000,000	7,000,000
1.03% due 08/04/2017 FRS	3,000,000	3,000,000
1.06% due 12/05/2017 FRS	755,000	755,455
1.06% due 12/07/2017 FRS	1,500,000	1,500,795
Federal Home Loan Mtg. Corp. 0.76% due 06/15/2017	5,750,000	5,748,323
1.00% due 06/29/2017	1,600,000	1,600,478
1.14% due 07/21/2017 FRS	1,500,000	1,500,197
Federal National Mtg. Assoc. 1.00% due 09/08/2017 FRS	700,000	700,466
1.00% due 10/05/2017 FRS	600,000	600,151
1.03% due 07/20/2017 FRS	1,000,000	1,000,096

Total U.S. Government Agencies
(amortized cost $90,967,222)		90,967,222

U.S. Government Treasuries - 28.0%

United States Treasury Bills 0.62% due 06/08/2017	3,000,000	2,999,638
0.75% due 06/22/2017	3,000,000	2,998,688
0.76% due 06/22/2017	17,250,000	17,242,352
0.80% due 07/27/2017	7,000,000	6,991,343
0.85% due 08/03/2017	7,000,000	6,989,588

Total U.S. Government Treasuries
(amortized cost $37,221,609)		37,221,609

Total Short-Term Investment Securities - 96.4%
(amortized cost $128,188,831)		128,188,831

REPURCHASE AGREEMENTS - 3.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/17, to be repurchased 06/01/17 in the amount of $4,695,012 and collateralized by $3,425,000 of United States Treasury Bonds, bearing interest at 2.50%, due 01/15/2029 and having an approximate value of $4,794,380 (cost $4,695,000)	4,695,000	4,695,000

TOTAL INVESTMENTS
(amortized cost $132,883,831)(1)	99.9%	132,883,831
Other assets less liabilities	0.1	149,070

NET ASSETS	100.0%	$133,032,901

(1)	See Note 4 for cost of investments on a tax basis.

FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$128,188,831	$—	$128,188,831
Repurchase Agreements	—	4,695,000	—	4,695,000

Total Investments at Value	$—	$132,883,831	$—	$132,883,831

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 2.3%
Applications Software - 0.1%

ServiceNow, Inc. Senior Notes 7.42% due 06/01/2022*	$674,000	$678,213

Cable/Satellite TV - 0.3%

DISH Network Corp. Company Guar. Notes 3.38% due 08/15/2026*	1,320,000	1,604,625

Commercial Services-Finance - 0.2%

Cardtronics, Inc. Senior Notes 1.00% due 12/01/2020(1)	1,360,000	1,310,700

E-Commerce/Services - 0.6%

Priceline Group, Inc. Senior Notes 0.90% due 09/15/2021#	1,490,000	1,708,844
Zillow Group, Inc. Senior Notes 2.00% due 12/01/2021*	1,560,000	1,727,700

		3,436,544

Electronic Components-Semiconductors - 0.4%

Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*	1,068,000	1,178,138
Microchip Technology, Inc. Junior Notes 2.25% due 02/15/2037*	1,113,000	1,253,516

		2,431,654

Finance-Credit Card - 0.3%

Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022*#	1,520,000	1,693,850

Multimedia - 0.3%

Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	1,610,000	1,764,962

Oil Companies-Exploration & Production - 0.1%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019(1)	1,465,000	498,100
PDC Energy, Inc. Company Guar. Notes 1.13% due 09/15/2021	223,000	207,947

		706,047

Total Convertible Bonds & Notes
(cost $14,220,186)		13,626,595

U.S. CORPORATE BONDS & NOTES - 72.6%
Broadcast Services/Program - 1.0%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,260,000	1,266,300
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	4,055,000	4,343,919

		5,610,219

Building & Construction Products-Misc. - 0.5%

Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	550,000	573,375
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,591,331

		3,164,706

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,755,000	2,906,801

Building-Residential/Commercial - 2.7%

AV Homes, Inc. Senior Notes 6.63% due 05/15/2022*	3,215,000	3,279,300
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025*	1,145,000	1,190,800
Beazer Homes USA, Inc. Company Guar. Notes 8.75% due 03/15/2022	1,865,000	2,084,137
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,253,600
KB Home Company Guar. Notes 7.50% due 09/15/2022	620,000	703,080
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,636,320
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,459,750

		15,606,987

Cable/Satellite TV - 5.2%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	156,390
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,886,697
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	751,644
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	381,377
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,815,000	1,939,781
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,600,632

Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	4,180,000	4,264,690
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,940,375
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	2,445,000	2,846,885
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	1,055,000	1,284,463
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	3,120,000	3,206,798
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	6,590,732
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	1,325,000	1,469,094

		30,319,558

Casino Hotels - 1.4%

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	2,695,000	2,940,514
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,124,294
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	2,040,000	2,011,950

		8,076,758

Casino Services - 0.4%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025*	765,000	804,206
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,300,000	1,316,250

		2,120,456

Cellular Telecom - 2.9%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,544,000	5,111,432
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	5,140,000	5,835,493
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025#	165,000	189,750
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,051,000	5,833,905

		16,970,580

Chemicals-Diversified - 0.7%

Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022*#	2,955,000	2,991,937
Hexion, Inc. Sec. Notes 13.75% due 02/01/2022*(1)	1,335,000	1,268,250

		4,260,187

Chemicals-Specialty - 1.6%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023#	4,370,000	4,664,494
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025#	455,000	503,913
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,940,000	4,058,200

		9,226,607

Coal - 1.2%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021	1,270,000	1,339,850
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*#	4,890,000	4,645,500
Peabody Energy Corp. Senior Sec. Notes 6.00% due 03/31/2022*#	380,000	381,900
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	410,000	410,000

		6,777,250

Computer Services - 0.6%

Conduent Finance, Inc./Xerox Business Services LLC Company Guar. Notes 10.50% due 12/15/2024*	2,815,000	3,307,625

Containers-Paper/Plastic - 2.1%

Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,942,850

Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	3,720,000	3,896,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,203,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*#	2,320,000	2,496,888

		12,539,638

Cosmetics & Toiletries - 0.8%

Avon International Operations, Inc. Senior Sec. Notes 7.88% due 08/15/2022*	869,000	903,760
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024#	4,530,000	4,020,375

		4,924,135

Data Processing/Management - 1.6%

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,305,000	3,470,250
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,550,844
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,504,600

		9,525,694

Diagnostic Kits - 1.4%

Alere, Inc. Company Guar. Notes 6.38% due 07/01/2023*	5,409,000	5,848,481
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,599,713

		8,448,194

Disposable Medical Products - 0.7%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,815,000	3,929,450

Electric-Integrated - 0.0%

GenOn Americas Generation LLC Senior Notes 9.13% due 05/01/2031†(4)(16)	250,000	226,250
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	5,553,748	27,769

		254,019

Electronic Components-Semiconductors - 0.5%

Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	2,800,000	2,920,764

Enterprise Software/Service - 0.9%

Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(2)	595,000	614,337
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	171,188
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,140,000	4,310,775

		5,096,300

Finance-Consumer Loans - 3.3%

Navient Corp. Senior Notes 5.63% due 08/01/2033	350,000	286,125
Navient Corp. Senior Notes 5.88% due 10/25/2024	4,481,000	4,357,772
Navient Corp. Senior Notes 6.50% due 06/15/2022	1,575,000	1,638,992
Navient Corp. Senior Notes 7.25% due 09/25/2023	872,000	916,472
SLM Corp. Senior Notes 5.50% due 01/25/2023#	1,707,000	1,685,133
SLM Corp. Senior Notes 6.13% due 03/25/2024	4,195,000	4,185,771
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	996,675
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	170,429
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	2,585,000	2,814,419
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	2,034,113

		19,085,901

Finance-Other Services - 1.1%

FBM Finance, Inc. Senior Sec. Notes 8.25% due 08/15/2021*	1,080,000	1,161,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,424,000

Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	975,294
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	1,425,000	1,448,156
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	330,000	337,425

		6,345,875

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	731,000

Food-Canned - 0.6%

TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,483,163
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,313,025

		3,796,188

Food-Flour & Grain - 0.8%

Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	4,065,250
Post Holdings, Inc. Company Guar. Notes 6.00% due 12/15/2022*	740,000	787,175

		4,852,425

Gambling (Non-Hotel) - 1.8%

Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	2,700,000	2,848,500
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	3,165,000	3,275,775
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	2,265,000	2,242,350
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,740,000	1,894,425

		10,261,050

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,351,350

Housewares - 0.6%

American Greetings Corp. Senior Notes 7.88% due 02/15/2025*	3,470,000	3,695,550

Independent Power Producers - 0.9%

Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024#	470,000	455,900
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*#	3,840,000	3,725,184
RRI Energy, Inc. Senior Notes 7.88% due 06/15/2017†(3)(4)	1,305,000	952,650

		5,133,734

Insurance Brokers - 0.5%

USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	2,605,000	2,637,563

Insurance-Multi-line - 0.6%

Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024#	260,000	208,650
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,740,000	1,422,450
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	930,600
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#	539,000	512,050
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020	341,000	333,328

		3,407,078

Internet Connectivity Services - 0.7%

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,981,487

Internet Content-Entertainment - 0.9%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	4,690,000	5,147,275

Machinery-Construction & Mining - 0.6%

BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	3,165,000	3,307,425

Machinery-Material Handling - 0.6%

Cloud Crane Escrow LLC Sec. Notes 10.13% due 08/01/2024*	655,000	712,313
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	2,645,000	2,876,437

		3,588,750

Medical Information Systems - 0.3%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	1,890,000	1,941,975

Medical-Biomedical/Gene - 0.1%

Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(2)	745,000	767,350

Medical-Drugs - 0.4%

PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*(1)	2,104,000	2,332,810

Medical-HMO - 0.1%

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	540,000	577,098

Medical-Hospitals - 5.3%

Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,995,000	3,125,657
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	610,000	632,418
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022#	8,470,000	7,527,712
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020#	2,010,000	1,979,850
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,680,000	1,722,000
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,462,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,249,675
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,813,175
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,444,819
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	505,000	502,389
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	3,380,000	3,565,900

		31,026,095

Metal Processors & Fabrication - 0.6%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,185,075
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,995,000	2,101,932

		3,287,007

Metal-Aluminum - 0.3%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	2,046,700

Mining - 0.0%

Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(1)(5)	210,000	29,400

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	568,181

Office Automation & Equipment - 0.2%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,455,825

Oil & Gas Drilling - 0.2%

Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	1,850,000	1,461,500

Oil Companies-Exploration & Production - 9.4%

Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	2,190,000	2,252,963
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	915,000	937,875
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	4,730,000	3,541,587
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	810,000	793,800
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	2,780,000	2,866,875
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	580,000	599,575
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024#	665,000	621,376
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	415,000	405,663
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044#	4,470,000	3,824,621

Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	1,425,000	1,426,781
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	4,585,000	4,699,625
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,216,113
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	3,216,000	3,155,700
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023#	1,380,000	1,378,275
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	1,135,000	1,169,050
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023	3,315,000	3,480,750
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024*#	700,000	715,750
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	4,356,000	4,225,320
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	201,365
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020(1)	245,000	256,331
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,935,000	2,002,725
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	555,000	593,156
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	1,460,000	1,538,475
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	3,865,000	3,575,125
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	25,000	23,492
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	361,122
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	170,000	171,700
SM Energy Co. Senior Notes 6.75% due 09/15/2026#	395,000	387,100
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024#	3,415,000	3,312,550
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	3,110,000	3,141,100
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,062,150

		54,938,090

Pipelines - 1.9%

Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	3,780,000	3,883,950
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,794,262
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,508,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,790,250

		10,977,087

Racetracks - 0.5%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*#	3,145,000	3,180,381

Radio - 0.2%

CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*#	1,095,000	1,155,225

Real Estate Investment Trusts - 0.6%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	3,555,000	3,803,850

Rental Auto/Equipment - 1.5%

Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,764,000	1,874,250
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	1,601,000	1,709,068
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*#	4,595,000	3,687,487
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022#	650,000	560,625
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	835,000	835,000

		8,666,430

Retail-Apparel/Shoe - 0.5%

L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	2,355,000	2,290,238
L Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	630,656

		2,920,894

Retail-Leisure Products - 0.5%

Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	2,830,000	2,914,900

Retail-Propane Distribution - 0.4%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	370,000	358,900
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	1,150,000	1,109,750
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	1,197,000	1,155,105

		2,623,755

Retail-Restaurants - 0.5%

CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	3,065,000	3,218,250

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(5)(6)(7)	50,000	0

Security Services - 0.8%

APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	4,390,000	4,795,592

Semiconductor Equipment - 0.3%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,715,000	1,787,888

Steel-Producers - 1.5%

AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021#	1,130,000	1,165,143
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,360,000	1,405,900
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	943,594
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,196,387
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	286,000	293,150
United States Steel Corp. Senior Notes 7.50% due 03/15/2022	475,000	483,313
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	3,019,000	3,313,352

		8,800,839

Steel-Specialty - 0.2%

Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	975,000	1,016,438

Telecommunication Equipment - 1.3%

Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	6,485,000	7,587,450

Telephone-Integrated - 1.3%

Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	3,030,000	2,833,050
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	2,175,000	2,240,250
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	2,115,000	2,345,006

		7,418,306

Television - 3.3%

Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,490,000
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	640,000	649,600
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	1,015,000	984,550
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*#	1,585,000	1,630,569
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	626,250
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*#	2,990,000	3,079,700
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,772,518
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*#	475,000	491,625
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	2,000,000	2,117,500

Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	3,153,000	3,322,474

		19,164,786

Wire & Cable Products - 0.3%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	1,525,000	1,502,125

Total U.S. Corporate Bonds & Notes
(cost $408,869,488)		425,274,806

FOREIGN CORPORATE BONDS & NOTES - 14.8%
Building Products-Cement - 0.3%

Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	890,000	934,500
Cemex SAB de CV Senior Sec. Notes 7.75% due 04/16/2026*	710,000	806,205

		1,740,705

Cable/Satellite TV - 1.6%

Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	600,000	638,400
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,755,000	4,135,194
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,705,000	2,926,458
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,499,900

		9,199,952

Computer Software - 0.3%

Camelot Finance SA Senior Notes 7.88% due 10/15/2024*	1,885,000	2,031,088

Containers-Metal/Glass - 1.3%

ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(2)	2,970,000	3,096,819
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	3,375,000	3,476,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	845,000	922,106

		7,495,175

Diversified Manufacturing Operations - 1.0%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	5,635,000	5,652,609

Diversified Minerals - 0.8%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	590,000	607,051
Anglo American Capital PLC Company Guar. Notes 4.13% due 09/27/2022*	745,000	759,900
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	490,000	508,096
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/2019*	890,000	999,025
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	1,630,000	1,882,650

		4,756,722

Gold Mining - 0.3%

New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*#	160,000	164,400
New Gold, Inc. Senior Notes 6.38% due 05/15/2025*	1,620,000	1,660,662

		1,825,062

Hazardous Waste Disposal - 0.1%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	785,000	799,719

Medical-Drugs - 3.8%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	4,910,000	4,523,338
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	4,510,000	4,040,960
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,910,000	1,542,726
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	12,550,000	10,220,406
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	1,638,175

Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	481,167

		22,446,772

Metal-Aluminum - 0.8%

Constellium NV Senior Sec. Notes 7.88% due 04/01/2021*	3,430,000	3,691,537
Constellium NV Senior Notes 8.00% due 01/15/2023*	700,000	721,000

		4,412,537

Oil & Gas Drilling - 0.7%

Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	2,375,000	2,095,201
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038#	860,000	668,650
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031#	255,000	216,750
Transocean, Inc. Company Guar. Notes 9.10% due 12/15/2041	1,035,000	952,521

		3,933,122

Oil Companies-Exploration & Production - 1.8%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	3,715,000	3,185,612
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	1,490,000	1,456,475
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	2,145,000	1,855,425
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	1,220,000	1,183,400
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	3,125,000	2,929,688

		10,610,600

Oil-Field Services - 0.5%

Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	640,000	548,800
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036#	1,700,000	1,571,854
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	640,000	598,400

		2,719,054

Security Services - 0.5%

GW Honos Security Corp. Company Guar. Notes 8.75% due 05/15/2025*	3,095,000	3,187,850

Semiconductor Equipment - 0.5%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,489,702
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,430,000	1,539,038

		3,028,740

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015†*(1)(5)(6)(7)	925,000	0

Television - 0.5%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,720,000	2,896,800

Total Foreign Corporate Bonds & Notes
(cost $86,404,452)		86,736,507

LOANS(1)(8)(9)(10) - 0.5%
Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(5)	2,037,810	0

E-Commerce/Products - 0.1%

Lands’ End, Inc. FRS BTL-B 4.40% due 04/04/2021	1,008,114	861,938

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS 2nd Lien 8.68% due 03/03/2021	635,000	641,350

Machinery-General Industrial - 0.3%

Gardner Denver, Inc. FRS BTL 4.42% due 07/30/2020	1,540,332	1,542,642

Total Loans
(cost $3,175,699)		3,045,930

COMMON STOCKS - 0.6%
Electric-Generation - 0.2%

Vistra Energy Corp.†	93,359	1,378,912
Vistra Energy Corp. CVR†(1)	93,359	950

		1,379,862

Financial Guarantee Insurance - 0.3%

MGIC Investment Corp.†	145,272	1,536,978

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(5)	10,439	0

Television - 0.1%

ION Media Networks, Inc.†(1)(5)(11)		616	439,598

Total Common Stocks
(cost $6,466,642)			3,356,438

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.8%
Banks-Commercial - 0.8%

Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(12)	EUR	1,000,000	1,141,559
Banco Bilbao Vizcaya Argentaria SA VRS 8.88% due 04/14/2021(12)	EUR	1,800,000	2,277,310
Intesa Sanpaolo SpA VRS 7.70% due 09/17/2025*#(12)		1,435,000	1,452,937

			4,871,806

Diversified Banking Institutions - 2.0%

Barclays PLC VRS 7.88% due 03/15/2022(12)		879,000	955,807
Barclays PLC VRS 8.00% due 12/15/2020(12)	EUR	1,000,000	1,254,669
BNP Paribas SA VRS 7.63% due 03/30/2021*(12)		1,615,000	1,768,929
Credit Agricole SA VRS 8.13% due 12/23/2025*(12)		2,520,000	2,913,372
Credit Suisse Group AG VRS 6.25% due 12/18/2024(12)		3,150,000	3,325,877
Royal Bank of Scotland Group PLC FRS Series U 7.64% due 09/30/2017#(12)		500,000	473,750
Societe Generale SA VRS 8.25% due 11/29/2018(12)		875,000	932,472

			11,624,876

Total Preferred Securities/Capital Securities
(cost $15,200,240)			16,496,682

Total Long-Term Investment Securities
(cost $534,336,707)			548,536,958

SHORT-TERM INVESTMENT SECURITIES - 10.2%
Registered Investment Companies - 10.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(13)(14) (cost $59,734,075)		59,734,075	59,734,075

REPURCHASE AGREEMENTS - 4.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/17 in the amount of $24,268,061 and collateralized by $24,215,000 of United States Treasury Bonds, bearing interest at 3.00%, due 11/15/2045 and having an approximate value of $24,756,326 (cost $24,268,000)		$24,268,000	24,268,000

TOTAL INVESTMENTS
(cost $618,338,782)(17)		108.0%	632,539,033
Liabilities in excess of other assets		(8.0)	(46,554,599)

NET ASSETS		100.0%	$585,984,434

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $256,275,407 representing 43.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $9,209,838 representing 1.6% of net assets.
(2)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Subsequent to May 31, 2017, security is in default of interest and principal.
(4)	Subsequent to May 31, 2017, company has filed for bankruptcy protection.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(6)	Company has filed for bankruptcy protection.
(7)	Security in default of interest and principal at maturity.
(8)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(10)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	12/16/2016	616	$6	$439,598	$713.63	0.08%

(12)	Perpetual maturity - maturity date reflects the next call date.
(13)	At May 31, 2017, the Fund had loaned securities with a total value of $58,450,674. This was secured by collateral of $59,734,075, which was received in cash and subsequently invested in short-term investments currently valued at $59,734,075 as reported in the Portfolio of Investments.
(14)	The rate shown is the 7-day yield as of May 31, 2017.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)	Subsequent to May 31, 2017, security is in default of interest.
(17)	See Note 4 for cost of investments on a tax basis.

BTL - Bank Term Loan

CVR - Contingent Value Rights

EUR - Euro Currency

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	EUR	3,742,000	USD	4,189,603	06/30/2017	$—	$(20,293)

EUR - Euro Currency

USD - United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection(1)

					Value(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at May 31, 2017(2)	Notional Amount(3) (000)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Markit CDX North America High Yield Index	5.00%	06/20/2022	0.3296%	$11,375	$770,362	$75,839

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$13,626,595	$—	$13,626,595
U.S. Corporate Bonds & Notes:
Mining	—	—	29,400	29,400
Rubber/Plastic Products	—	—	0	0
Other Industries	—	425,245,406	—	425,245,406
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	86,736,507	—	86,736,507
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	3,045,930	—	3,045,930
Common Stocks:
Electria-Generation	1,378,912	950	—	1,379,862
Multimedia	—	—	0	0
Television	—	—	439,598	439,598
Other Industries	1,536,978	—	—	1,536,978
Preferred Securities/Capital Securities	—	16,496,682	—	16,496,682
Short-Term Investment Securities	59,734,075	—	—	59,734,075
Repurchase Agreements	—	24,268,000	—	24,268,000

Total Investments at Value	$62,649,965	$569,420,070	$468,998	$632,539,033

Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection	$—	$75,839	$—	$75,839

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$20,293	$—	$20,293

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.2%
Australia - 3.2%

Ansell, Ltd.	72,831	$1,264,175
Aristocrat Leisure, Ltd.	433,372	7,019,974
AUB Group, Ltd.	183,231	1,801,263
BlueScope Steel, Ltd.	246,928	2,110,019
Computershare, Ltd.	81,453	872,146
Domino’s Pizza Enterprises, Ltd.	13,431	573,545
DuluxGroup, Ltd.	145,182	759,458
Iluka Resources, Ltd.	168,594	1,143,750
Orica, Ltd.	97,189	1,421,217
Ramsay Health Care, Ltd.	11,829	605,863
Reliance Worldwide Corp., Ltd.#	366,887	899,631
Sonic Healthcare, Ltd.	19,603	337,349
Super Retail Group, Ltd.#	135,494	775,227

		19,583,617

Austria - 1.7%

BUWOG AG	209,627	5,945,980
Lenzing AG	20,508	3,673,353
Mayr-Melnhof Karton AG	7,045	894,282

		10,513,615

Bermuda - 2.0%

Cafe de Coral Holdings, Ltd.	432,000	1,416,430
China Resources Gas Group, Ltd.	500,000	1,533,516
Credicorp, Ltd.	6,955	1,165,102
Dairy Farm International Holdings, Ltd.	170,700	1,363,893
Esprit Holdings, Ltd.†	337,350	236,371
Global Brands Group Holding, Ltd.†	4,100,000	520,882
Hiscox, Ltd.	191,203	3,025,247
Midland Holdings, Ltd.†	2,352,000	657,982
Pacific Basin Shipping, Ltd.†	965,049	193,194
Peace Mark Holdings, Ltd.†(4)(5)	686,000	0
VTech Holdings, Ltd.	114,549	1,744,867
XL Group, Ltd.	11,727	512,353

		12,369,837

Brazil - 2.5%

BRF SA	45,400	607,775
Equatorial Energia SA	21,100	348,194
Fibria Celulose SA	15,000	171,974
GAEC Educacao SA	77,661	391,191
Instituto Hermes Pardini SA	55,700	399,339
Kroton Educacional SA	118,188	529,590
Linx SA	98,700	567,320
Localiza Rent a Car SA	34,311	461,021
Lojas Renner SA	30,800	250,992
Magazine Luiza SA	42,100	3,265,533
Odontoprev SA	131,014	488,678
Qualicorp SA	59,637	516,395
Raia Drogasil SA	15,018	334,151
Rumo SA†	981,800	2,572,865
Ser Educacional SA*	392,700	2,919,811
Suzano Papel e Celulose SA, Class A (Preference Shares)	64,800	307,384
Transmissora Alianca de Energia Eletrica SA	62,352	437,396
Ultrapar Participacoes SA	24,200	559,765
Usinas Siderurgicas de Minas Gerais SA, Class A (Preference Shares)†	259,900	318,856

		15,448,230

Canada - 3.6%

Agnico Eagle Mines, Ltd.#	28,521	1,378,492
Descartes Systems Group, Inc.†	173,797	4,346,051
Dollarama, Inc.	42,376	3,925,313
Enerplus Corp.	206,800	1,630,396
Interfor Corp.†	327,800	4,278,131
Norbord, Inc.	79,700	2,270,906
Sleep Country Canada Holdings, Inc.*	138,100	3,987,045
TORC Oil & Gas, Ltd.#	42,570	171,433

		21,987,767

Cayman Islands - 3.8%

51job, Inc. ADR†#	30,953	1,349,241
Airtac International Group	191,000	2,108,182
Ajisen China Holdings, Ltd.	675,000	277,188
ASM Pacific Technology, Ltd.	102,300	1,467,702
China Lodging Group, Ltd. ADR†	24,934	1,904,958
China Resources Cement Holdings, Ltd.	2,530,000	1,253,223
Hengan International Group Co., Ltd.	110,000	771,442
Lee & Man Paper Manufacturing, Ltd.	3,676,000	3,193,630
Midland IC&I, Ltd.†	11,760,000	67,911
Pacific Textiles Holdings, Ltd.	1,052,000	1,165,056
Shenguan Holdings Group, Ltd.	722,000	44,473
Silicon Motion Technology Corp. ADR	1,800	94,050
Stella International Holdings, Ltd.	387,000	660,515
Sunny Optical Technology Group Co., Ltd.	1,093,000	8,513,914
Tingyi Cayman Islands Holding Corp.#	656,000	801,422

		23,672,907

Denmark - 2.7%

Carlsberg A/S, Class B	8,126	884,828
Chr. Hansen Holding A/S	2,407	168,562
Dfds A/S	70,940	3,921,202
DSV A/S	25,733	1,566,571
GN Store Nord A/S	127,623	3,893,384
Jyske Bank A/S	33,313	1,783,012
Spar Nord Bank A/S	138,559	1,781,830
Sydbank A/S	41,777	1,498,469
TDC A/S	147,191	878,729
William Demant Holding A/S†	16,666	437,198

		16,813,785

Faroe Islands - 0.3%

Bakkafrost P/F	44,785	1,659,037

Finland - 1.0%

Outokumpu Oyj	119,314	948,942
Tikkurila Oyj	8,059	164,766
Valmet Oyj	244,769	4,762,326

		5,876,034

France - 5.3%

Alten SA	29,051	2,588,562
Christian Dior SE	3,993	1,140,223

Edenred	11,201	295,440
Elior Group*	224,648	6,364,474
Elis SA	27,232	606,926
Eutelsat Communications SA	17,345	446,195
Havas SA#	121,411	1,244,258
Legrand SA	13,139	900,784
Remy Cointreau SA	64,469	7,059,620
SEB SA	5,103	895,409
Societe BIC SA	2,734	333,997
Sodexo SA	18,772	2,561,079
Somfy SA	716	378,029
Tarkett SA	53,592	2,674,197
Teleperformance	34,571	4,522,372
Virbac SA†	5,486	901,294

		32,912,859

Germany - 4.9%

Amadeus Fire AG	10,143	918,937
Beiersdorf AG	10,720	1,151,244
Brenntag AG	24,573	1,421,609
CTS Eventim AG & Co. KGaA	44,300	1,931,107
Deutsche Wohnen AG	41,743	1,637,233
ElringKlinger AG#	14,936	292,698
Evotec AG†#	393,875	5,506,405
FUCHS PETROLUB SE (Preference Shares)	33,370	1,861,750
GEA Group AG#	44,907	1,845,072
Gerresheimer AG	34,977	2,995,576
Hella KGaA Hueck & Co.	16,297	826,297
Henkel AG & Co. KGaA (Preference Shares)	9,504	1,334,005
Infineon Technologies AG	41,430	916,380
LEG Immobilien AG	22,959	2,164,379
MTU Aero Engines AG	8,606	1,214,244
Pfeiffer Vacuum Technology AG	1,969	281,129
Symrise AG#	48,870	3,511,830
TAG Immobilien AG	13,113	195,621

		30,005,516

Guernsey - 0.6%

Burford Capital, Ltd.	296,910	3,406,642

Hong Kong - 0.9%

China Resources Beer Holdings Co., Ltd.	756,000	1,907,329
Melco International Development, Ltd.	713,000	1,875,702
Techtronic Industries Co., Ltd.	377,500	1,785,151

		5,568,182

India - 0.1%

Mahindra & Mahindra, Ltd. GDR	26,656	591,763

Indonesia - 0.2%

Astra Agro Lestari Tbk PT	881,000	945,818
PT Semen Indonesia Persero Tbk	236,500	167,787
XL Axiata Tbk PT†	530,500	117,889

		1,231,494

Ireland - 1.9%

Cairn Homes PLC†	1,938,302	3,462,051
DCC PLC	22,602	2,147,715
Greencore Group PLC	326,779	1,016,808
Hibernia REIT PLC	199,397	311,350
Kerry Group PLC, Class A	12,681	1,119,530
Paddy Power Betfair PLC	35,869	3,729,585

		11,787,039

Israel - 1.4%

Bezeq The Israeli Telecommunication Corp., Ltd.	335,295	581,742
Israel Discount Bank, Ltd., Class A†	1,980,924	5,149,530
Mizrahi Tefahot Bank, Ltd.	172,171	3,066,945

		8,798,217

Italy - 3.6%

Brembo SpA	472,325	7,518,404
Buzzi Unicem SpA	139,880	3,631,369
Cerved Information Solutions SpA	239,426	2,551,077
Davide Campari-Milano SpA	137,146	959,041
Fincantieri SpA†	3,399,696	3,454,327
FinecoBank Banca Fineco SpA	125,203	940,927
Infrastrutture Wireless Italiane SpA*	76,615	453,995
Italgas SpA	164,353	869,957
Moncler SpA	84,957	2,069,061

		22,448,158

Japan - 20.5%

ABC-Mart, Inc.	20,000	1,168,397
Aeon Delight Co., Ltd.	15,900	509,661
AEON Financial Service Co., Ltd.	40,200	825,779
Ain Holdings, Inc.	47,700	3,837,535
Air Water, Inc.	21,000	377,716
Asante, Inc.	9,300	152,411
Brother Industries, Ltd.	5,800	128,726
Chiba Bank, Ltd.#	140,000	919,007
CMK Corp.	470,260	3,736,603
Coca-Cola Bottlers Japan, Inc.	7,275	234,508
Cosmos Pharmaceutical Corp.	3,800	801,860
Daifuku Co., Ltd.	73,800	2,248,984
Daiseki Co., Ltd.	43,700	936,739
Daiwa Securities Group, Inc.	132,000	802,727
Doshisha Co., Ltd.	7,800	146,915
Ezaki Glico Co., Ltd.	21,000	1,185,102
Fuji Seal International, Inc.	111,500	2,799,833
Fujikura, Ltd.	403,400	3,456,674
Fujitsu General, Ltd.	7,600	175,469
Fukuoka Financial Group, Inc.	902,000	4,055,946
Harmonic Drive Systems, Inc.#	148,900	5,122,429
Heian Ceremony Service Co., Ltd.	16,300	141,880
Hirose Electric Co., Ltd.#	4,600	613,887
Hogy Medical Co., Ltd.	2,200	148,786
Iriso Electronics Co., Ltd.	8,450	657,688
Japan Exchange Group, Inc.	8,000	129,300
Japan Pure Chemical Co., Ltd.	2,300	47,724
Jeol, Ltd.	55,000	275,124

JGC Corp.#	14,060	212,646
Kakaku.com, Inc.	15,900	226,404
Kansai Paint Co., Ltd.	57,200	1,236,966
Kintetsu World Express, Inc.	15,300	235,268
Kobayashi Pharmaceutical Co., Ltd.	41,600	2,452,804
Koito Manufacturing Co., Ltd.#	39,500	2,079,323
Lawson, Inc.	8,500	579,458
Maeda Corp.	456,000	4,928,506
Matsumotokiyoshi Holdings Co., Ltd.	32,700	1,913,282
Meitec Corp.	8,900	378,099
Milbon Co., Ltd.	13,300	731,350
Miraca Holdings, Inc.	5,400	226,971
Mitsubishi Pencil Co., Ltd.	2,900	167,323
MonotaRO Co., Ltd.	10,100	340,163
Nakanishi, Inc.	25,700	1,044,244
NGK Spark Plug Co., Ltd.#	46,200	939,018
Nihon Kohden Corp.	28,800	642,572
Nihon Parkerizing Co., Ltd.	28,000	413,869
Nippon Gas Co., Ltd.	7,000	234,492
Nippon Television Holdings, Inc.	33,600	526,375
Nissei ASB Machine Co., Ltd.	13,100	411,038
Nitori Holdings Co., Ltd.	9,600	1,403,377
Nomura Research Institute, Ltd.	49,500	1,883,905
NTN Corp.#	600,000	2,746,727
Obara Group, Inc.	4,600	249,210
OBIC Business Consultants Co., Ltd.	18,900	957,372
OBIC Co., Ltd.	93,000	5,399,458
Omron Corp.	5,700	238,293
Proto Corp.	31,400	480,285
Rakuten, Inc.	6,600	80,213
Ryohin Keikaku Co., Ltd.	2,700	702,853
S Foods, Inc.#	11,300	385,679
Santen Pharmaceutical Co., Ltd.#	111,400	1,533,950
SCREEN Holdings Co., Ltd.	43,300	3,151,223
Seria Co., Ltd.#	156,334	7,566,142
Shimamura Co., Ltd.	3,000	385,192
Shimano, Inc.	1,900	295,079
Shizuoka Bank, Ltd.	56,000	465,192
SK Kaken Co., Ltd.	3,000	282,799
SMS Co., Ltd.	165,100	4,561,679
Sony Financial Holdings, Inc.#	48,300	743,580
Stanley Electric Co., Ltd.#	50,800	1,529,734
Start Today Co., Ltd.	456,400	11,390,425
Sumco Corp.	206,600	3,415,662
Sundrug Co., Ltd.	30,900	1,202,519
Taiko Pharmaceutical Co., Ltd.#	9,200	154,925
TechnoPro Holdings, Inc.	101,100	4,103,336
Temp Holdings Co., Ltd.	294,300	5,811,595
Terumo Corp.	20,200	820,767
THK Co., Ltd.	111,400	3,113,165
Toshiba Plant Systems & Services Corp.#	16,000	238,086
Unicharm Corp.	64,500	1,744,849
USS Co., Ltd.	64,100	1,290,103
Yamato Holdings Co., Ltd.	81,600	1,772,728
Zojirushi Corp.	40,100	473,234

		126,130,917

Jersey - 1.0%

boohoo.com plc†	1,146,529	3,102,217
Sanne Group PLC	341,504	2,917,273

		6,019,490

Luxembourg - 0.3%

B&M European Value Retail SA	237,123	1,113,014
Globant SA†#	15,123	592,217

		1,705,231

Malaysia - 0.2%

Public Bank Bhd	246,200	1,153,919

Mauritius - 0.1%

MakeMyTrip, Ltd.†#	26,234	839,488

Mexico - 0.7%

Alsea SAB de CV	134,025	483,384
Arca Continental SAB de CV	62,034	440,885
Bolsa Mexicana de Valores SAB de CV	73,515	125,771
Concentradora Fibra Hotelera Mexicana SA de CV	497,501	370,604
Elementia SAB de CV†#*	167,225	220,623
Fibra Uno Administracion SA de CV	241,093	430,052
Genomma Lab Internacional SAB de CV, Class B†#	450,544	565,174
Grupo Aeroportuario del Centro Norte SAB de CV	54,064	291,515
Grupo Aeroportuario del Sureste SAB de CV ADR	2,472	487,924
Grupo Financiero Inbursa SAB de CV, Class O	196,299	326,147
Mexichem SAB de CV	161,319	425,230

		4,167,309

Netherlands - 1.7%

Aalberts Industries NV	13,368	540,610
ASM International NV	27,714	1,718,825
Corbion NV	68,237	2,070,424
IMCD Group NV	12,052	663,121
Wessanen	312,666	5,250,936

		10,243,916

New Zealand - 0.4%

Fisher & Paykel Healthcare Corp., Ltd.	343,887	2,606,989

Norway - 0.7%

Aker Solutions ASA†#	161,994	798,534
Marine Harvest ASA	80,556	1,411,038
TGS Nopec Geophysical Co. ASA	73,956	1,540,513
XXL ASA*	57,579	621,837

		4,371,922

Philippines - 0.1%

Jollibee Foods Corp.	91,970	378,042

Portugal - 0.1%

NOS SGPS SA	104,718	640,287

Russia - 0.5%

Aeroflot PJSC†	1,006,300	3,331,860

Singapore - 0.7%

Ascendas India Trust	1,741,800	1,391,023
City Developments, Ltd.	165,700	1,275,398
Singapore Technologies Engineering, Ltd.	302,300	812,746
Venture Corp., Ltd.	112,263	1,049,081

		4,528,248

South Africa - 0.4%

AVI, Ltd.	132,530	996,982
Clicks Group, Ltd.	117,324	1,218,595

		2,215,577

South Korea - 0.9%

Coway Co., Ltd.	15,380	1,380,573
LS Industrial Systems Co., Ltd.	12,926	632,677
Mando Corp.	2,896	667,353
Orion Corp.	1,910	1,361,361
Samsung Fire & Marine Insurance Co., Ltd.	4,798	1,253,497
TK Corp.	45,182	374,902

		5,670,363

Spain - 1.8%

Amadeus IT Group SA	89,723	5,225,976
Cellnex Telecom SAU#*	69,905	1,464,542
Cemex Latam Holdings SA†	77,444	309,096
CIE Automotive SA	145,624	3,468,037
Viscofan SA	13,486	824,587

		11,292,238

Sweden - 1.9%

Ahlsell AB*	158,359	1,042,195
Evolution Gaming Group AB*	52,904	2,489,557
Saab AB, Series B	11,010	572,833
Scandic Hotels Group AB*	340,187	4,364,182
SSAB AB, Class A†	503,309	2,054,027
Swedish Match AB	26,593	897,102

		11,419,896

Switzerland - 4.8%

Autoneum Holding AG	10,565	3,002,443
Coca-Cola HBC AG	17,679	513,200
DKSH Holding AG	2,812	235,749
Forbo Holding AG	2,221	3,666,697
Geberit AG	1,979	926,414
Georg Fischer AG	5,088	4,798,811
Julius Baer Group, Ltd.	15,204	787,239
Logitech International SA	118,904	4,345,880
Lonza Group AG	2,580	534,353
Sika AG	440	2,834,753
Sonova Holding AG	8,735	1,446,589
Temenos Group AG	67,479	6,277,278

		29,369,406

Taiwan - 0.8%

Advantech Co., Ltd.	50,235	407,505
Chroma ATE, Inc.	176,000	551,774
E.Sun Financial Holding Co., Ltd.	2,866,081	1,772,303
PChome Online, Inc.	114,000	892,550
Voltronic Power Technology Corp.	35,950	586,836
Yuanta Financial Holding Co., Ltd.	2,085,807	904,943

		5,115,911

Thailand - 1.2%

AEON Thana Sinsap Thailand PCL	150,500	494,891
Precious Shipping PCL†	723,250	195,358
PTT Global Chemical PCL	722,300	1,505,675
Taokaenoi Food & Marketing Public Co., Ltd., Class F	1,343,800	907,440
Thai Beverage PCL	1,624,400	1,027,247
Tisco Financial Group PCL	1,512,100	3,385,133

		7,515,744

Turkey - 0.1%

Ford Otomotiv Sanayi AS	16,035	183,808
Tofas Turk Otomobil Fabrikasi AS	27,255	226,359

		410,167

United Kingdom - 15.6%

Abcam PLC	437,226	5,515,139
Admiral Group PLC	19,594	514,259
Ashtead Group PLC	28,800	581,101
Auto Trader Group PLC*	222,053	1,190,480
Babcock International Group PLC	85,507	1,027,900
Bellway PLC	34,960	1,272,950
Booker Group PLC	1,087,660	2,795,785
Britvic PLC	40,210	362,660
Bunzl PLC	270,893	8,488,464
Burberry Group PLC	27,976	654,229
Card Factory PLC	38,914	167,263
Cobham PLC#	302,613	522,469
Compass Group PLC	160,313	3,449,475
Croda International PLC	81,336	4,153,122
CVS Group PLC	193,005	3,498,891
Dignity PLC	59,720	1,946,741
Domino’s Pizza Group PLC	848,260	3,464,623
Electrocomponents PLC	39,300	296,981
Elementis PLC	71,400	276,262
EMIS Group PLC	30,008	362,280
Exova Group PLC	158,114	481,803
Fevertree Drinks PLC	411,770	9,321,681
Forterra PLC*	46,578	160,386
GKN PLC	132,355	596,865
Halma PLC	76,451	1,128,848
Hargreaves Lansdown PLC	47,250	851,092
Howden Joinery Group PLC	135,054	788,267
Hunting PLC	272,737	1,776,368
Ibstock PLC*	1,142,651	3,714,485
IG Group Holdings PLC	76,181	573,228
IMI PLC	32,874	531,151
Intertek Group PLC	38,282	2,120,459
Jardine Lloyd Thompson Group PLC	81,620	1,240,927
Just Eat PLC†	148,587	1,285,567
KAZ Minerals PLC†	550,451	3,441,179
Keywords Studios PLC	361,379	3,701,671

Meggitt PLC	105,503	682,396
Merlin Entertainments PLC*	144,968	988,088
Moneysupermarket.com Group PLC	190,691	856,742
Next PLC	18,207	1,022,805
PZ Cussons PLC	22,353	99,535
Rathbone Brothers PLC	48,315	1,634,102
Rightmove PLC	49,504	2,765,651
Rotork PLC	105,557	320,428
Scapa Group PLC	360,799	2,329,007
Schroders PLC	63,872	2,598,082
SIG PLC	79,246	157,445
Smith & Nephew PLC	99,929	1,743,323
Spectris PLC	32,465	1,093,006
Spirax-Sarco Engineering PLC	15,381	1,124,652
Stagecoach Group PLC	254,744	694,196
Tate & Lyle PLC	26,979	256,537
TechnipFMC PLC†	24,402	693,249
Travis Perkins PLC	21,356	449,614
Victrex PLC	35,083	872,864
Whitbread PLC	39,080	2,160,632
ZPG PLC*	299,514	1,441,370

		96,238,775

United States - 1.0%

Autoliv, Inc. SDR	4,456	491,158
EPAM Systems, Inc.†	33,766	2,832,292
Gran Tierra Energy, Inc.†#	269,185	631,688
PriceSmart, Inc.	2,241	197,768
Yum China Holdings, Inc.†	49,048	1,883,934

		6,036,840

Total Common Stocks
(cost $444,881,135)		586,077,234

EXCHANGE-TRADED FUNDS - 0.3%

iShares MSCI EAFE Small-Cap ETF#
(cost $1,470,637)	27,263	1,588,615

EQUITY CERTIFICATES - 1.1%

Deutsche Bank AG - MOIL, Ltd.	229,293	1,174,007
Merrill Lynch - CESC, Ltd.	94,159	1,339,343
Merrill Lynch - Dabur India, Ltd.	276,493	1,199,694
Merrill Lynch - Federal Bank, Ltd.	1,059,008	1,829,300
Merrill Lynch - Shriram Transport Finance Co., Ltd.†	97,970	1,548,813

Total Equity Certificates
(cost $4,359,960)		7,091,157

WARRANTS - 0.0%

Precious Shipping PCL Expires 06/15/2018(strike price THB 17.50)† (cost $0)	27,795	1,224

RIGHTS - 0.0%

BUWOG AG Expires 06/01/2017 † (cost $0.00)	209,627	0

Total Long-Term Investment Securities
(cost $450,711,732)		594,758,230

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 2.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(3)	14,719,093	14,719,093

U.S. Government Agencies - 0.9%
Federal Home Loan Bank Disc. Notes 0.51% due 06/01/2017	711,000	711,000
0.71% due 06/01/2017	4,616,000	4,616,000

		5,327,000

Total Short-Term Investment Securities
(cost $20,046,093)		20,046,093

REPURCHASE AGREEMENTS - 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount of $14,790,037 collateralized by $15,125,000 of United States Treasury Bonds, bearing interest at 2.88% due 11/15/2046 and having an approximate value of $15,085,841 (cost $14,790,000)	$14,790,000	14,790,000

TOTAL INVESTMENTS
(cost $485,547,825)(2)	102.3%	629,594,323
Liabilities in excess of other assets	(2.3)	(13,961,625)

NET ASSETS	100.0%	$615,632,698

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $31,423,070 representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $27,975,122. This was secured by collateral of $14,719,093, which was received in cash and subsequently invested in short-term investments currently valued at $14,719,093 as reported in the portfolio of investments. Additional collateral of $15,332,269 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/15/2028 to 01/01/2047	$1,526,155
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 11/01/2046	1,684,512
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 09/20/2046	385,786
United States Treasury Bills	0.00%	06/15/2017 to 11/02/2017	142,633
United States Treasury Notes/Bonds	0.13% to 5.25%	07/15/2017 to 11/15/2046	11,593,183

(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of May 31, 2017.
(4)	Illiquid Security. At May 31, 2017 the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

SDR - Swedish Depositary Receipt

THB - Thai Baht

Industry Allocation*
Banks-Commercial	3.9%
Auto/Truck Parts & Equipment-Original	3.8
Retail-Discount	2.5
Repurchase Agreements	2.4
Diversified Financial Services	2.4
Registered Investment Companies	2.4
Computer Services	2.1
Machinery-General Industrial	2.1
E-Commerce/Products	2.0
Building & Construction Products-Misc.	1.9
Beverages-Non-alcoholic	1.8
Food-Misc./Diversified	1.7
Distribution/Wholesale	1.7
Commercial Services	1.7
Real Estate Operations & Development	1.6
Chemicals-Diversified	1.6
Hotels/Motels	1.5
Electronic Components-Misc.	1.5
Building Products-Cement	1.5
Retail-Restaurants	1.5
Photo Equipment & Supplies	1.4
Beverages-Wine/Spirits	1.4
E-Commerce/Services	1.3
Apparel Manufacturers	1.2
Human Resources	1.2
Casino Services	1.1
Containers-Paper/Plastic	1.1
Diversified Operations/Commercial Services	1.0
Enterprise Software/Service	1.0
Gambling (Non-Hotel)	1.0
Food-Catering	1.0
Applications Software	1.0
Medical-Biomedical/Gene	0.9
Research & Development	0.9
Computers-Integrated Systems	0.9
Retail-Home Furnishings	0.9
U.S. Government Agencies	0.9
Insurance-Property/Casualty	0.9
Chemicals-Specialty	0.8
Transactional Software	0.8
Investment Management/Advisor Services	0.8
Building & Construction-Misc.	0.8
Cosmetics & Toiletries	0.8
Machine Tools & Related Products	0.8
Oil-Field Services	0.8
Medical-Drugs	0.8
Steel-Producers	0.8
Miscellaneous Manufacturing	0.8
Electronic Components-Semiconductors	0.8
Building-Residential/Commercial	0.7
Medical Products	0.7
E-Services/Consulting	0.7
Medical Labs & Testing Services	0.7
Forestry	0.7
Wireless Equipment	0.7
Computers-Periphery Equipment	0.7
Retail-Drug Store	0.7
Consulting Services	0.7
Brewery	0.7
Transport-Marine	0.6
Schools	0.6
Chemicals-Fibers	0.6
Auto-Heavy Duty Trucks	0.6
Veterinary Diagnostics	0.6
Wire & Cable Products	0.6
Shipbuilding	0.6
Metal-Copper	0.6
Metal Processors & Fabrication	0.6
Food-Wholesale/Distribution	0.5
Airlines	0.5
Semiconductor Equipment	0.5
Fisheries	0.5
Retail-Apparel/Shoe	0.5
Insurance Brokers	0.5
Containers-Metal/Glass	0.5
Diversified Operations	0.5
Retail-Misc./Diversified	0.4
Appliances	0.4
Oil Refining & Marketing	0.4
Respiratory Products	0.4
Food-Confectionery	0.4
Transport-Services	0.4
Aerospace/Defense	0.4
Oil Companies-Exploration & Production	0.4
Gas-Distribution	0.4
Real Estate Management/Services	0.4
Building Products-Wood	0.4
Machinery-Material Handling	0.4
Transport-Rail	0.3
Coatings/Paint	0.3
Funeral Services & Related Items	0.3
Leisure Products	0.3
Satellite Telecom	0.3
Transport-Truck	0.3
Telecommunication Equipment	0.3
Building-Maintenance & Services	0.3
Electronic Measurement Instruments	0.3
Exchange-Traded Funds	0.3
Real Estate Investment Trusts	0.3
Telephone-Integrated	0.2
Explosives	0.2
Electric Products-Misc.	0.2
Gold Mining	0.2
Food-Retail	0.2
Electric-Generation	0.2
Soap & Cleaning Preparation	0.2
Retail-Automobile	0.2
Electronic Connectors	0.2
Rubber/Plastic Products	0.2
Advertising Services	0.2
Insurance-Life/Health	0.2
Power Converter/Supply Equipment	0.2
Metal-Iron	0.2
Textile-Products	0.2
Diversified Minerals	0.2
Diversified Manufacturing Operations	0.2
Dental Supplies & Equipment	0.2
Rental Auto/Equipment	0.2
Food-Meat Products	0.2
Resorts/Theme Parks	0.2
Steel-Specialty	0.2
Agricultural Operations	0.2
Hazardous Waste Disposal	0.2
Tobacco	0.2
Engineering/R&D Services	0.1
Veterinary Products	0.1
Web Portals/ISP	0.1
E-Marketing/Info	0.1
Finance-Other Services	0.1
Finance-Credit Card	0.1
Finance-Investment Banker/Broker	0.1
Food-Flour & Grain	0.1
Home Furnishings	0.1
Airport Development/Maintenance	0.1
Female Health Care Products	0.1

Internet Content-Information/News	0.1
Footwear & Related Apparel	0.1
Medical Instruments	0.1
Cable/Satellite TV	0.1
Retail-Sporting Goods	0.1
Medical-Hospitals	0.1
Retail-Convenience Store	0.1
Television	0.1
Aerospace/Defense-Equipment	0.1
Office Supplies & Forms	0.1
Finance-Consumer Loans	0.1
Electric-Integrated	0.1
Chemicals-Plastics	0.1
Machinery-Thermal Process	0.1
Auto-Cars/Light Trucks	0.1
Computers	0.1
Industrial Gases	0.1
Medical Information Systems	0.1
Electric-Distribution	0.1
MRI/Medical Diagnostic Imaging	0.1
Instruments-Controls	0.1
Bicycle Manufacturing	0.1

102.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$12,369,837	$—	$0	$12,369,837
Russia	—	3,331,860	—	3,331,860
South Korea	4,309,002	1,361,361	—	5,670,363
Other Countries	564,705,174	—	—	564,705,174
Exchange Traded-Funds	1,588,615	—	—	1,588,615
Equity Certificates	—	7,091,157	—	7,091,157
Warrants	1,224	—	—	1,224
Rights	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	14,719,093	—	—	14,719,093
U.S. Government Agencies	—	5,327,000	—	5,327,000
Repurchase Agreements	—	14,790,000	—	14,790,000

Total Investments at Value	$597,692,945	$31,901,378	$0	$629,594,323

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Advertising Agencies - 1.5%

Omnicom Group, Inc.#	42,217	$3,534,407

Aerospace/Defense - 2.6%

General Dynamics Corp.	15,807	3,212,773
Raytheon Co.	19,409	3,183,270

		6,396,043

Aerospace/Defense-Equipment - 3.8%

Harris Corp.	16,393	1,838,639
L3 Technologies, Inc.	11,402	1,922,263
United Technologies Corp.	44,450	5,390,896

		9,151,798

Agricultural Chemicals - 1.1%

CF Industries Holdings, Inc.#	75,125	2,020,863
Potash Corp. of Saskatchewan, Inc.	38,743	640,034

		2,660,897

Airlines - 0.6%

Delta Air Lines, Inc.	27,431	1,347,685

Applications Software - 0.3%

Microsoft Corp.	10,477	731,714

Banks-Commercial - 0.5%

BB&T Corp.	27,493	1,145,083

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	24,987	1,177,387

Banks-Super Regional - 4.4%

Capital One Financial Corp.	16,352	1,257,796
PNC Financial Services Group, Inc.	33,803	4,012,416
SunTrust Banks, Inc.	30,873	1,647,692
US Bancorp	35,129	1,787,715
Wells Fargo & Co.	37,810	1,933,603

		10,639,222

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	43,986	2,000,043
Coca-Cola European Partners PLC	36,713	1,506,702
PepsiCo, Inc.	8,591	1,004,030

		4,510,775

Brewery - 1.5%

Molson Coors Brewing Co., Class B	39,518	3,745,911

Building Products-Cement - 1.7%

Martin Marietta Materials, Inc.#	9,043	2,026,536
Vulcan Materials Co.	17,188	2,142,484

		4,169,020

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	56,460	2,353,817

Cellular Telecom - 0.4%

Vodafone Group PLC ADR#	33,039	999,760

Chemicals-Diversified - 1.2%

Dow Chemical Co.	27,514	1,704,767
Westlake Chemical Corp.#	20,521	1,261,221

		2,965,988

Commercial Services - 0.5%

Quanta Services, Inc.†	41,277	1,265,553

Commercial Services-Finance - 0.4%

Total System Services, Inc.	15,689	934,280

Computer Data Security - 0.4%

Check Point Software Technologies, Ltd.†	9,225	1,033,661

Computer Services - 0.5%

Teradata Corp.†#	43,280	1,179,813

Computers - 1.2%

Apple, Inc.	18,793	2,870,819

Containers-Metal/Glass - 0.8%

Crown Holdings, Inc.†	32,040	1,849,990

Containers-Paper/Plastic - 1.1%

Packaging Corp. of America	25,992	2,655,343

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	9,299	710,072
Procter & Gamble Co.	14,325	1,261,889
Unilever PLC ADR#	20,092	1,117,517

		3,089,478

Diagnostic Equipment - 0.9%

Abbott Laboratories	48,233	2,202,319

Distribution/Wholesale - 0.4%

Fastenal Co.#	20,973	905,404

Diversified Banking Institutions - 7.7%

Bank of America Corp.	210,957	4,727,546
Citigroup, Inc.	98,285	5,950,174
JPMorgan Chase & Co.	96,571	7,933,308

		18,611,028

E-Commerce/Products - 0.6%

eBay, Inc.†	40,273	1,381,364

Electric Products-Misc. - 0.4%

AMETEK, Inc.	16,046	979,127

Electric-Distribution - 0.8%

PPL Corp.	50,769	2,026,191

Electric-Integrated - 1.5%

FirstEnergy Corp.	69,382	2,028,730
Great Plains Energy, Inc.	58,146	1,670,534

		3,699,264

Electronic Components-Misc. - 0.9%

Corning, Inc.	71,059	2,067,817

Electronic Components-Semiconductors - 1.6%

Intel Corp.	31,297	1,130,135
Texas Instruments, Inc.	33,451	2,759,373

		3,889,508

Engineering/R&D Services - 0.3%

Fluor Corp.	16,476	739,113

Enterprise Software/Service - 2.1%

Oracle Corp.	109,563	4,973,065

Finance-Commercial - 0.4%

CIT Group, Inc.#	19,058	858,563

Finance-Consumer Loans - 0.9%

Synchrony Financial	79,439	2,132,937

Finance-Credit Card - 1.1%

American Express Co.	35,654	2,743,219

Finance-Investment Banker/Broker - 0.4%

Raymond James Financial, Inc.	14,206	1,026,668

Food-Confectionery - 0.3%

J.M. Smucker Co.	5,627	719,412

Food-Misc./Diversified - 3.9%

Conagra Brands, Inc.	83,218	3,207,222
General Mills, Inc.	8,822	500,560
Kellogg Co.#	31,543	2,258,479
Kraft Heinz Co.	19,589	1,806,106
Mondelez International, Inc., Class A	37,965	1,768,789

		9,541,156

Gold Mining - 0.9%

Newmont Mining Corp.	61,850	2,112,177

Instruments-Controls - 1.4%

Honeywell International, Inc.	25,317	3,366,908

Insurance-Life/Health - 2.0%

Athene Holding, Ltd., Class A†	39,708	1,956,810
Prudential Financial, Inc.	26,780	2,807,883

		4,764,693

Insurance-Multi-line - 3.9%

Allstate Corp.	21,087	1,820,651
Chubb, Ltd.	22,661	3,244,829
Hartford Financial Services Group, Inc.	45,320	2,238,355
Voya Financial, Inc.	60,891	2,081,254

		9,385,089

Insurance-Property/Casualty - 0.7%

XL Group, Ltd.	41,484	1,812,436

Insurance-Reinsurance - 3.5%

Berkshire Hathaway, Inc., Class B†	50,657	8,372,589

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	2,078	266,254

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.	6,690	1,029,256
Ameriprise Financial, Inc.	13,881	1,676,686

		2,705,942

Medical Instruments - 0.6%

Boston Scientific Corp.†	55,651	1,504,247

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings†	12,840	1,784,760

Medical-Drugs - 5.0%

Bristol-Myers Squibb Co.	15,753	849,874
Eli Lilly & Co.	11,280	897,550
Johnson & Johnson	18,248	2,340,306
Merck & Co., Inc.	64,826	4,220,821
Novartis AG ADR	19,724	1,612,832
Pfizer, Inc.	63,836	2,084,245

		12,005,628

Medical-HMO - 2.4%

Aetna, Inc.	18,185	2,634,279
Humana, Inc.	5,822	1,352,218
UnitedHealth Group, Inc.	10,290	1,802,602

		5,789,099

Medical-Wholesale Drug Distribution - 1.3%

AmerisourceBergen Corp.	33,201	3,046,856

Motorcycle/Motor Scooter - 0.3%

Harley-Davidson, Inc.#	15,341	813,226

Multimedia - 0.7%

Time Warner, Inc.	6,916	688,073
Twenty-First Century Fox, Inc., Class B	34,409	925,602

		1,613,675

Networking Products - 1.9%

Cisco Systems, Inc.	148,758	4,690,340

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	12,044	766,119

Oil Companies-Exploration & Production - 7.2%

Anadarko Petroleum Corp.	49,777	2,515,232
EOG Resources, Inc.	43,669	3,943,748
Hess Corp.#	50,135	2,300,695
Noble Energy, Inc.	38,831	1,114,061
Occidental Petroleum Corp.	98,815	5,823,168
Pioneer Natural Resources Co.	9,763	1,629,054

		17,325,958

Oil Companies-Integrated - 0.5%

Exxon Mobil Corp.	15,940	1,283,170

Oil Refining & Marketing - 1.0%

Phillips 66	30,428	2,315,875

Oil-Field Services - 1.4%

Halliburton Co.	57,123	2,581,388
Schlumberger, Ltd.	11,995	834,732

		3,416,120

Real Estate Investment Trusts - 1.9%

Equity Residential	27,339	1,779,496
Uniti Group, Inc.	85,630	2,141,606
Weyerhaeuser Co.	23,027	758,970

		4,680,072

Retail-Discount - 0.2%

Target Corp.	6,885	379,708

Retail-Drug Store - 0.8%

Walgreens Boots Alliance, Inc.	23,164	1,876,747

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.#	41,660	1,741,388

Rubber-Tires - 0.6%

Goodyear Tire & Rubber Co.	48,788	1,571,949

Telephone-Integrated - 1.8%

AT&T, Inc.	114,451	4,409,797

Transport-Rail - 0.3%

CSX Corp.	13,780	746,463

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	4,584	409,901

Web Portals/ISP - 1.0%

Alphabet, Inc., Class A†	2,558	2,524,976

X-Ray Equipment - 0.4%

Hologic, Inc.†#	24,460	1,059,363

Total Long-Term Investment Securities
(cost $216,844,700)		237,446,124

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 1.7%

State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	4,108,045	4,108,045

Time Deposits - 0.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$150,000	150,000

U.S. Government Agencies - 1.3%

Federal Home Loan Bank Disc. Notes 0.51% due 06/01/2017	3,200,000	3,200,000

Total Short-Term Investment Securities
(cost $7,458,045)		7,458,045

TOTAL INVESTMENTS
(cost $224,302,745)(3)	101.3%	244,904,169
Liabilities in excess of other assets	(1.3)	(3,261,094)

NET ASSETS	100.0%	$241,643,075

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $19,671,759. This was secured by collateral of $4,108,045 which was received in cash and subsequently invested in short-term investments currently valued at $4,108,045 as reported in the Portfolio of Investments. Additional collateral of $16,160,728 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,120,043
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	1,145,939
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	2,700,076
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	1,421,338
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	9,773,332

(2)	The rate shown is the 7-day yield as of May 31, 2017.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$237,446,124	$—	$—	$237,446,124
Short-Term Investment Securities:
Registered Investment Companies	4,108,045	—	—	4,108,045
Other Short-Term Investment Securities	—	3,350,000	—	3,350,000

Total Investments at Value	$241,554,169	$3,350,000	$—	$244,904,169

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Airlines - 1.3%

Spirit Airlines, Inc.†	32,700	$1,736,370

Applications Software - 3.0%

PTC, Inc.†	27,910	1,607,058
ServiceNow, Inc.†	21,130	2,211,254

		3,818,312

Auto/Truck Parts & Equipment-Original - 1.9%

Delphi Automotive PLC	28,230	2,483,393

Beverages-Non-alcoholic - 1.0%

Monster Beverage Corp.†	25,350	1,281,696

Beverages-Wine/Spirits - 1.4%

Constellation Brands, Inc., Class A	10,240	1,871,360

Building Products-Air & Heating - 1.5%

Johnson Controls International PLC	45,096	1,883,209

Building Products-Cement - 1.6%

Vulcan Materials Co.	17,070	2,127,776

Building Products-Doors & Windows - 1.4%

Masonite International Corp.†	24,550	1,808,108

Cable/Satellite TV - 1.4%

Liberty Broadband Corp., Class C†	20,870	1,860,978

Chemicals-Specialty - 2.3%

Albemarle Corp.	9,420	1,070,112
Univar, Inc.†	60,610	1,843,756

		2,913,868

Coatings/Paint - 1.3%

Sherwin-Williams Co.	5,170	1,715,251

Commercial Services - 1.4%

CoStar Group, Inc.†	6,931	1,812,942

Commercial Services-Finance - 8.4%

Euronet Worldwide, Inc.†	20,000	1,744,600
S&P Global, Inc.	10,350	1,478,083
Square, Inc., Class A†	38,510	885,345
Total System Services, Inc.	42,080	2,505,864
TransUnion†	50,660	2,214,349
WEX, Inc.†	20,020	2,045,243

		10,873,484

Computer Services - 1.3%

EPAM Systems, Inc.†	19,688	1,651,429

Computers-Integrated Systems - 1.3%

NCR Corp.†	44,120	1,699,944

Containers-Paper/Plastic - 1.8%

Berry Plastics Group, Inc.†	39,760	2,305,682

Cruise Lines - 1.3%

Royal Caribbean Cruises, Ltd.	15,770	1,737,539

Data Processing/Management - 3.2%

Acxiom Corp.†	59,261	1,552,638
Fidelity National Information Services, Inc.	30,850	2,649,090

		4,201,728

Distribution/Wholesale - 2.3%

HD Supply Holdings, Inc.†	46,540	1,877,889
Pool Corp.	9,550	1,137,691

		3,015,580

Diversified Manufacturing Operations - 0.9%

Carlisle Cos., Inc.	11,060	1,120,710

Drug Delivery Systems - 0.8%

DexCom, Inc.†	15,410	1,030,004

E-Commerce/Services - 2.3%

Ctrip.com International, Ltd. ADR†	12,350	674,927
MercadoLibre, Inc.	8,460	2,327,431

		3,002,358

Electronic Components-Semiconductors - 2.9%

Advanced Micro Devices, Inc.†	63,160	706,760
Micron Technology, Inc.†	47,660	1,466,498
NVIDIA Corp.	11,370	1,641,260

		3,814,518

Electronic Measurement Instruments - 1.0%

FLIR Systems, Inc.	33,970	1,287,123

Electronic Security Devices - 1.7%

Allegion PLC	28,410	2,233,878

Enterprise Software/Service - 3.2%

Guidewire Software, Inc.†	28,520	1,894,298
Ultimate Software Group, Inc.†	10,340	2,282,452

		4,176,750

Entertainment Software - 4.1%

Activision Blizzard, Inc.	33,370	1,954,815
Electronic Arts, Inc.†	29,670	3,362,501

		5,317,316

Finance-Consumer Loans - 1.3%

SLM Corp.†	155,820	1,618,970

Finance-Investment Banker/Broker - 1.1%

Raymond James Financial, Inc.	20,280	1,465,636

Finance-Other Services - 1.8%

Intercontinental Exchange, Inc.	39,240	2,361,856

Hotels/Motels - 1.2%

Hilton Grand Vacations, Inc.†	44,970	1,608,577

Industrial Automated/Robotic - 1.3%

Rockwell Automation, Inc.	10,400	1,650,688

Lighting Products & Systems - 1.4%

Universal Display Corp.	16,473	1,868,038

Machinery-Electrical - 1.2%

BWX Technologies, Inc.	31,230	1,517,778

Medical Instruments - 6.0%

Boston Scientific Corp.†	71,330	1,928,050
Edwards Lifesciences Corp.†	21,570	2,482,060
Integra LifeSciences Holdings Corp.†	13,160	662,606
Intuitive Surgical, Inc.†	2,930	2,680,012

		7,752,728

Medical-Biomedical/Gene - 3.0%

BioMarin Pharmaceutical, Inc.†	7,560	662,558
Bioverativ, Inc.†	23,510	1,295,166
Exelixis, Inc.†	37,460	700,877
Incyte Corp.†	6,990	904,017
Seattle Genetics, Inc.†	4,050	259,119

		3,821,737

Miscellaneous Manufacturing - 1.5%

John Bean Technologies Corp.	22,222	1,917,759

Non-Hazardous Waste Disposal - 2.9%

Waste Connections, Inc.	39,562	3,764,324

Oil Companies-Exploration & Production - 0.9%

Diamondback Energy, Inc.†	11,980	1,111,265

Real Estate Investment Trusts - 1.5%

SBA Communications Corp.†	13,650	1,886,157

Resorts/Theme Parks - 3.4%

Six Flags Entertainment Corp.	33,480	2,021,522
Vail Resorts, Inc.	11,260	2,408,514

		4,430,036

Retail-Apparel/Shoe - 1.6%

Burlington Stores, Inc.†	21,800	2,133,130

Retail-Automobile - 1.4%

CarMax, Inc.†	29,630	1,861,653

Schools - 1.3%

Bright Horizons Family Solutions, Inc.†	22,000	1,687,840

Semiconductor Components-Integrated Circuits - 0.8%

NXP Semiconductors NV†	8,960	984,704

Semiconductor Equipment - 1.6%

Teradyne, Inc.	56,440	2,006,442

Telephone-Integrated - 1.4%

Zayo Group Holdings, Inc.†	55,002	1,768,864

Theaters - 1.4%

Cinemark Holdings, Inc.	44,799	1,772,696

Toys - 1.4%

Nintendo Co., Ltd. ADR†	49,390	1,868,424

Transactional Software - 1.0%

Black Knight Financial Services, Inc., Class A†	31,257	1,245,591

X-Ray Equipment - 1.7%

Hologic, Inc.†	49,260	2,133,451

Total Long-Term Investment Securities
(cost $103,703,058)		127,019,650

REPURCHASE AGREEMENTS - 1.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount $2,390,006 collateralized by $2,445,000 of United States Treasury Bonds, bearing interest at 2.88% due 11/15/2046 and having an approximate value of $2,438,670 (cost $2,390,000)	$2,390,000	2,390,000

TOTAL INVESTMENTS
(cost $106,093,058)(1)	100.0%	129,409,650
Other assets less liabilities	0.0	40,313

NET ASSETS	100.0%	$129,449,963

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$127,019,650	$—	$—	$127,019,650
Repurchase Agreements	—	2,390,000	—	2,390,000

Total Investments at Value	$127,019,650	$2,390,000	$—	$129,409,650

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Advertising Agencies - 0.8%

Interpublic Group of Cos., Inc.#	186,738	$4,655,378
Omnicom Group, Inc.#	46,089	3,858,571

		8,513,949

Aerospace/Defense - 0.2%

Spirit AeroSystems Holdings, Inc., Class A	42,783	2,331,246

Aerospace/Defense-Equipment - 2.9%

Curtiss-Wright Corp.	19,802	1,782,774
Harris Corp.	166,463	18,670,490
L3 Technologies, Inc.	12,555	2,116,648
Moog, Inc., Class A†	107,125	7,503,035

		30,072,947

Airlines - 0.5%

Delta Air Lines, Inc.	52,387	2,573,773
United Continental Holdings, Inc.†	33,915	2,702,008

		5,275,781

Apparel Manufacturers - 0.5%

Global Brands Group Holding, Ltd.†	44,884,663	5,702,346

Auto/Truck Parts & Equipment-Original - 1.0%

BorgWarner, Inc.#	76,479	3,251,122
Tenneco, Inc.	46,802	2,660,694
WABCO Holdings, Inc.†#	34,921	4,254,076

		10,165,892

Banks-Commercial - 4.8%

Bank of the Ozarks, Inc.#	110,519	4,884,940
BankUnited, Inc.	66,545	2,206,632
BB&T Corp.#	60,873	2,535,360
East West Bancorp, Inc.#	134,495	7,360,911
IBERIABANK Corp.#	81,013	6,254,204
MB Financial, Inc.#	127,253	5,240,279
Regions Financial Corp.	149,812	2,073,398
South State Corp.#	60,998	5,068,934
Western Alliance Bancorp†	56,219	2,570,333
Zions Bancorporation#	295,593	11,844,411

		50,039,402

Banks-Fiduciary - 0.6%

State Street Corp.	82,437	6,715,318

Banks-Super Regional - 3.6%

Comerica, Inc.	211,600	14,507,296
Fifth Third Bancorp	327,957	7,785,699
Huntington Bancshares, Inc.	620,812	7,784,983
SunTrust Banks, Inc.	141,282	7,540,220

		37,618,198

Batteries/Battery Systems - 0.2%

EnerSys	21,921	1,623,469

Beverages-Non-alcoholic - 0.3%

Coca-Cola European Partners PLC	82,252	3,375,622

Building & Construction Products-Misc. - 0.3%

Louisiana-Pacific Corp.†	152,725	3,402,713

Building Products-Doors & Windows - 0.7%

Sanwa Holdings Corp.	645,531	7,122,699

Building Products-Wood - 0.7%

Masco Corp.	202,107	7,528,486

Building-Residential/Commercial - 1.4%

D.R. Horton, Inc.#	160,533	5,247,824
Lennar Corp., Class A#	106,487	5,463,848
Toll Brothers, Inc.	99,383	3,668,226

		14,379,898

Cellular Telecom - 0.5%

Millicom International Cellular SA SDR	86,489	5,065,110

Chemicals-Diversified - 2.0%

Celanese Corp., Series A	94,080	8,142,624
FMC Corp.#	36,472	2,748,895
PPG Industries, Inc.#	30,923	3,288,970
Westlake Chemical Corp.#	108,735	6,682,853

		20,863,342

Chemicals-Specialty - 1.0%

Cabot Corp.	76,955	4,019,360
Methanex Corp.#	102,706	4,236,622
Valvoline, Inc.	104,691	2,341,938

		10,597,920

Commercial Services - 0.2%

Nielsen Holdings PLC	42,352	1,629,705

Commercial Services-Finance - 0.2%

Moody’s Corp.#	17,830	2,111,963

Computer Services - 1.8%

Amdocs, Ltd.	144,454	9,357,730
Cognizant Technology Solutions Corp., Class A	29,809	1,994,520
DXC Technology Co.#	50,514	3,915,845
Leidos Holdings, Inc.	55,262	3,070,357

		18,338,452

Computer Software - 0.7%

SS&C Technologies Holdings, Inc.	193,982	7,289,844

Computers-Memory Devices - 0.2%

Western Digital Corp.	28,098	2,530,506

Consulting Services - 0.7%

Booz Allen Hamilton Holding Corp.	183,504	7,237,398

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†#	162,053	9,356,940

Containers-Paper/Plastic - 1.6%

Bemis Co., Inc.	73,929	3,300,191
Berry Plastics Group, Inc.†	121,654	7,054,715
Graphic Packaging Holding Co.	219,920	2,971,119
WestRock Co.	64,528	3,511,614

		16,837,639

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†#	156,325	7,811,560

Data Processing/Management - 1.0%

Fidelity National Information Services, Inc.	122,034	10,479,060

Dialysis Centers - 0.3%

DaVita, Inc.†#	43,910	2,909,477

Disposable Medical Products - 0.7%

STERIS PLC#	96,378	7,475,078

Distribution/Wholesale - 1.1%

HD Supply Holdings, Inc.†	83,106	3,353,327

WESCO International, Inc.†	131,727	8,055,106

		11,408,433

Diversified Manufacturing Operations - 1.5%

Eaton Corp. PLC	47,802	3,698,919
Ingersoll-Rand PLC#	92,581	8,295,258
Textron, Inc.	70,823	3,385,339

		15,379,516

E-Commerce/Products - 0.5%

eBay, Inc.†#	165,064	5,661,695

E-Commerce/Services - 1.0%

Expedia, Inc.#	29,680	4,267,390
IAC/InterActiveCorp†	56,422	5,999,916

		10,267,306

Electric Products-Misc. - 0.4%

AMETEK, Inc.#	60,212	3,674,136

Electric-Integrated - 4.7%

Alliant Energy Corp.	295,845	12,268,692
American Electric Power Co., Inc.	98,319	7,057,338
Edison International	101,469	8,276,826
Great Plains Energy, Inc.	203,457	5,845,320
PG&E Corp.	98,304	6,722,028
Pinnacle West Capital Corp.#	55,427	4,896,975
Portland General Electric Co.	75,915	3,593,816

		48,660,995

Electronic Components-Misc. - 0.9%

Flex, Ltd.†	387,377	6,686,127
Jabil Circuit, Inc.#	93,607	2,800,721

		9,486,848

Electronic Components-Semiconductors - 3.2%

Broadcom, Ltd.	8,387	2,008,519
Microsemi Corp.†	277,390	13,622,623
ON Semiconductor Corp.†#	250,284	3,874,396
Qorvo, Inc.†	16,893	1,316,809
Silicon Motion Technology Corp. ADR#	182,791	9,550,830
Skyworks Solutions, Inc.#	24,006	2,554,959

		32,928,136

Electronic Connectors - 0.5%

TE Connectivity, Ltd.	68,215	5,378,753

Electronic Measurement Instruments - 0.7%

Keysight Technologies, Inc.†	179,170	6,923,129

Electronic Parts Distribution - 2.0%

Arrow Electronics, Inc.†	274,105	20,719,597

Engineering/R&D Services - 0.2%

Fluor Corp.#	45,700	2,050,102

Entertainment Software - 1.5%

Activision Blizzard, Inc.	186,811	10,943,388
NetEase, Inc. ADR	15,347	4,370,519

		15,313,907

Finance-Consumer Loans - 0.8%

Navient Corp.	226,574	3,269,463
SLM Corp.†#	332,272	3,452,306
Synchrony Financial	75,568	2,029,001

		8,750,770

Finance-Credit Card - 0.7%

Discover Financial Services#	123,905	7,273,223

Finance-Investment Banker/Broker - 1.4%

Raymond James Financial, Inc.	144,481	10,441,642
TD Ameritrade Holding Corp.	113,422	4,237,446

		14,679,088

Finance-Leasing Companies - 0.2%

Air Lease Corp.#	61,861	2,283,908

Finance-Other Services - 0.3%

SEI Investments Co.#	62,670	3,139,140

Food-Flour & Grain - 0.6%

Post Holdings, Inc.†#	82,427	6,622,185

Food-Misc./Diversified - 0.4%

Ingredion, Inc.	34,205	3,902,448

Gas-Distribution - 1.3%

UGI Corp.	260,056	13,309,666

Hazardous Waste Disposal - 0.6%

Clean Harbors, Inc.†#	112,186	6,552,784

Home Decoration Products - 0.3%

Newell Brands, Inc.#	62,120	3,289,254

Human Resources - 1.5%

ManpowerGroup, Inc.	76,945	7,838,387
Robert Half International, Inc.	156,665	7,283,356

		15,121,743

Instruments-Controls - 0.4%

Sensata Technologies Holding NV†#	107,699	4,354,271

Insurance Brokers - 1.2%

Aon PLC#	55,234	7,230,683
Marsh & McLennan Cos., Inc.	70,148	5,440,679

		12,671,362

Insurance-Life/Health - 2.4%

CNO Financial Group, Inc.	273,408	5,602,130
Torchmark Corp.#	30,768	2,322,984
Unum Group	375,988	16,911,940

		24,837,054

Insurance-Multi-line - 1.5%

Allstate Corp.	73,295	6,328,290
Assurant, Inc.	44,649	4,374,709
Loews Corp.	113,216	5,339,267

		16,042,266

Insurance-Property/Casualty - 2.8%

Alleghany Corp.†	14,045	8,249,190
Hanover Insurance Group, Inc.	46,177	3,850,700
WR Berkley Corp.#	63,815	4,402,597
XL Group, Ltd.	292,507	12,779,631

		29,282,118

Insurance-Reinsurance - 1.8%

Reinsurance Group of America, Inc.	150,756	18,770,630

Internet Security - 0.5%

VeriSign, Inc.†#	59,159	5,333,775

Machine Tools & Related Products - 0.4%
Milacron Holdings Corp.†	269,400	4,684,866

Medical Instruments - 0.8%
Boston Scientific Corp.†	224,669	6,072,803
Bruker Corp.	74,635	2,030,818

		8,103,621

Medical Labs & Testing Services - 0.8%
ICON PLC†#	19,196	1,806,344
Laboratory Corp. of America Holdings†#	44,422	6,174,658

		7,981,002

Medical Products - 0.8%
Becton Dickinson and Co.	23,283	4,405,842
Zimmer Biomet Holdings, Inc.	29,749	3,546,378

		7,952,220

Medical-Hospitals - 1.5%
Acadia Healthcare Co., Inc.†#	157,867	6,526,222
Envision Healthcare Corp.†#	110,636	6,041,832
Universal Health Services, Inc., Class B	29,592	3,363,426

		15,931,480

Medical-Wholesale Drug Distribution - 0.2%
Cardinal Health, Inc.	28,492	2,116,671

Metal Processors & Fabrication - 0.4%
Timken Co.	79,412	3,664,864

Multimedia - 0.0%
Quebecor, Inc., Class B	12,146	369,995

Oil Companies-Exploration & Production - 6.3%
Cimarex Energy Co.	15,112	1,625,447
Diamondback Energy, Inc.†#	206,199	19,127,019
Energen Corp.†	178,534	10,183,579
EQT Corp.#	51,146	2,826,840
Gulfport Energy Corp.†	92,603	1,328,853
Marathon Oil Corp.#	239,434	3,117,431
Newfield Exploration Co.†#	384,390	12,484,987
Parsley Energy, Inc., Class A†	153,831	4,561,089
QEP Resources, Inc.†	551,513	5,515,130
Rice Energy, Inc.†#	66,938	1,338,760
RSP Permian, Inc.†#	103,031	3,666,873

		65,776,008

Oil Refining & Marketing - 0.8%
Marathon Petroleum Corp.	96,974	5,046,527
Tesoro Corp.#	44,510	3,705,012

		8,751,539

Oil-Field Services - 0.1%
Trican Well Service, Ltd.†#	357,928	1,062,510

Power Converter/Supply Equipment - 1.1%
Generac Holdings, Inc.†#	89,228	3,091,750
Hubbell, Inc.	71,370	8,272,497

		11,364,247

Publishing-Books - 0.5%
John Wiley & Sons, Inc., Class A#	105,178	5,332,525

Real Estate Investment Trusts - 7.6%
American Assets Trust, Inc.#	129,387	5,052,562
American Homes 4 Rent, Class A#	91,594	2,058,117
Boston Properties, Inc.#	69,161	8,390,613
Douglas Emmett, Inc.	108,495	4,118,470
Equity LifeStyle Properties, Inc.	83,064	7,010,602
Equity Residential#	50,896	3,312,821
Essex Property Trust, Inc.#	9,790	2,515,247
Extra Space Storage, Inc.#	52,586	4,073,837
Forest City Realty Trust, Inc., Class A#	90,352	2,057,315
GGP, Inc.#	102,969	2,294,149
Kilroy Realty Corp.	25,558	1,871,357
Kimco Realty Corp.	103,765	1,820,038
LaSalle Hotel Properties#	19,131	544,277
Life Storage, Inc.#	44,242	3,313,726
Macerich Co.#	24,159	1,386,968
PS Business Parks, Inc.	65,234	8,237,750
Regency Centers Corp.	88,187	5,367,061
SL Green Realty Corp.#	84,734	8,560,676
STORE Capital Corp.	376,830	7,679,795

		79,665,381

Recreational Vehicles - 0.8%
Brunswick Corp.	145,807	8,057,295

Retail-Auto Parts - 0.3%
Advance Auto Parts, Inc.	19,853	2,652,956

Retail-Consumer Electronics - 0.1%
Best Buy Co., Inc.#	24,356	1,446,503

Retirement/Aged Care - 0.4%
Brookdale Senior Living, Inc.†#	307,634	4,226,891

Rubber-Tires - 0.8%
Goodyear Tire & Rubber Co.	247,190	7,964,462

Savings & Loans/Thrifts - 0.5%
Provident Financial Services, Inc.	111,098	2,593,027
Sterling Bancorp#	143,343	3,074,708

		5,667,735

Semiconductor Components-Integrated Circuits - 0.2%
Marvell Technology Group, Ltd.#	142,669	2,459,614

Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	14,365	2,812,811

Steel-Producers - 1.1%
Reliance Steel & Aluminum Co.	71,248	5,197,542
Steel Dynamics, Inc.	170,940	5,810,250

		11,007,792

Telecom Equipment-Fiber Optics - 0.6%
Acacia Communications, Inc.†#	126,355	5,943,739

Telecommunication Equipment - 0.9%
CommScope Holding Co., Inc.†#	263,071	9,730,996

Tools-Hand Held - 1.2%
Snap-on, Inc.	13,689	2,212,964
Stanley Black & Decker, Inc.	74,370	10,236,287

		12,449,251

Toys - 0.1%
Hasbro, Inc.	11,587	1,219,648

Transport-Rail - 0.7%
Genesee & Wyoming, Inc., Class A†	113,266	7,418,923

Transport-Truck - 1.1%
Knight Transportation, Inc.#	244,404	8,150,873
Schneider National, Inc., Class B†	103,000	2,045,580
Swift Transportation Co.†#	34,100	816,695

		11,013,148

Total Long-Term Investment Securities
(cost $881,519,545)		1,025,298,891

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 3.1%

State Street Institutional Liquid Reserves Fund, Administration Class 0.69%(3)	11,911,975	11,913,166
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(3)	20,582,942	20,582,942

Total Short-Term Investment Securities
(cost $32,496,108)		32,496,108

REPURCHASE AGREEMENTS - 0.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount of $6,379,016 and collateralized by $6,590,000 of United States Treasury Bonds, bearing interest at 2.88% due 11/15/2046 and having an approximate value of $6,572,938 (cost $6,379,000)	$6,379,000	6,379,000

TOTAL INVESTMENTS
(cost $920,394,653)(2)	102.1%	1,064,173,999
Liabilities in excess of other assets	(2.1)	(22,078,521)

NET ASSETS	100.0%	$1,042,095,478

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $184,829,803. This was secured by collateral of $20,582,942, which was received in cash and subsequently invested in short-term investments currently valued at $20,582,942 as reported in the portfolio of investments. Additional collateral of $168,597,968 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$16,955,258
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	17,347,271
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	40,873,884
United States Treasury Bills	0.00%	06/01/2017 to 03/01/2018	20,741,440
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2017 to 02/15/2047	72,680,115

(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of May 31, 2017.
ADR	- American Depositary Receipt
SDR	- Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,025,298,891	$—	$—	$1,025,298,891
Short-Term Investment Securities	32,496,108	—	—	32,496,108
Repurchase Agreements	—	6,379,000	—	6,379,000

Total Investments at Value	$1,057,794,999	$6,379,000	$—	$1,064,173,999

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 47.2%

VALIC Co. I Blue Chip Growth Fund	1,054,172	$18,205,550
VALIC Co. I Dividend Value Fund	2,112,194	25,536,421
VALIC Co. I Large Cap Core Fund	313,580	3,559,127
VALIC Co. I Mid Cap Index Fund	2,101,262	55,536,367
VALIC Co. I Mid Cap Strategic Growth Fund	422,145	5,876,259
VALIC Co. I Nasdaq-100 Index Fund	742,225	8,988,344
VALIC Co. I Science & Technology Fund	324,061	8,425,596
VALIC Co. I Small Cap Index Fund	3,363,095	68,035,409
VALIC Co. I Small Cap Special Values Fund	2,235,792	29,445,375
VALIC Co. I Stock Index Fund	338,544	12,346,717
VALIC Co. I Value Fund	281,213	4,673,752
VALIC Co. II Capital Appreciation Fund	1,355,256	21,846,724
VALIC Co. II Large Cap Value Fund	728,782	14,699,526
VALIC Co. II Mid Cap Growth Fund†	656,033	6,442,248
VALIC Co. II Mid Cap Value Fund	3,558,931	74,132,527
VALIC Co. II Small Cap Growth Fund	695,220	10,991,432
VALIC Co. II Small Cap Value Fund	3,382,128	48,195,331

Total Domestic Equity Investment Companies
(cost $387,023,079)		416,936,705

Domestic Fixed Income Investment Companies - 38.4%

VALIC Co. I Capital Conservation Fund	3,747,707	36,914,910
VALIC Co. I Government Securities Fund	1,339,689	14,240,895
VALIC Co. I Inflation Protected Fund	7,119,843	78,816,659
VALIC Co. II Core Bond Fund	7,406,929	81,476,215
VALIC Co. II High Yield Bond Fund	7,343,981	56,254,892
VALIC Co. II Strategic Bond Fund	6,415,756	71,856,464

Total Domestic Fixed Income Investment Companies
(cost $337,147,357)		339,560,035

International Equity Investment Companies - 9.6%

VALIC Co. I Foreign Value Fund	2,802,707	29,540,535
VALIC Co. I International Equities Index Fund	3,495,329	24,537,208
VALIC Co. I International Growth Fund	761,811	9,934,017
VALIC Co. II International Opportunities Fund	1,124,449	20,296,308

Total International Equity Investment Companies
(cost $78,346,442)		84,308,068

International Fixed Income Investment Companies - 1.0%

VALIC Co. I International Government Bond Fund† (cost $9,075,637)	765,567	8,964,791

Real Estate Investment Companies - 3.8%

VALIC Co. I Global Real Estate Fund (cost $35,371,918)	4,427,646	33,782,941

TOTAL INVESTMENTS
(cost $846,964,433)(2)	100.0%	883,552,540
Liabilities in excess of other assets	(0.0)	(113,456)

NET ASSETS	100.0%	$883,439,084

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$883,552,540	$—	$—	$883,552,540

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Advanced Materials - 0.6%

Hexcel Corp.	15,850	$815,165

Aerospace/Defense-Equipment - 1.4%

HEICO Corp.	24,595	1,825,195

Applications Software - 0.8%

HubSpot, Inc.†#	14,320	1,032,472

Banks-Commercial - 2.3%

Bank of the Ozarks, Inc.#	15,874	701,631
Signature Bank†	4,461	638,012
Texas Capital Bancshares, Inc.†	21,480	1,576,632

		2,916,275

Building & Construction Products-Misc. - 3.4%

Fortune Brands Home & Security, Inc.	16,072	1,014,143
Summit Materials, Inc., Class A†	66,912	1,797,257
Trex Co., Inc.†	23,904	1,536,310

		4,347,710

Building Products-Air & Heating - 1.2%

Lennox International, Inc.	8,674	1,536,165

Building Products-Cement - 1.2%

Eagle Materials, Inc.	15,895	1,498,898

Building Products-Doors & Windows - 2.2%

JELD-WEN Holding, Inc.†	25,794	805,804
Masonite International Corp.†	25,978	1,913,280

		2,719,084

Building-Residential/Commercial - 0.6%

TRI Pointe Group, Inc.†	62,908	778,172

Casino Hotels - 1.9%

Boyd Gaming Corp.†	93,958	2,387,473

Chemicals-Specialty - 0.9%

Ferro Corp.†	66,487	1,114,322

Commercial Services - 0.7%

CoStar Group, Inc.†	3,487	912,095

Computer Software - 1.9%

Cloudera, Inc.†	42,218	876,023
Cornerstone OnDemand, Inc.†	2,602	97,211
Envestnet, Inc.†	39,141	1,403,205

		2,376,439

Computers - 0.6%

Nutanix, Inc., Class A†#	38,541	718,790

Cosmetics & Toiletries - 1.1%

elf Beauty, Inc.†#	54,696	1,338,411

Diagnostic Equipment - 1.1%

GenMark Diagnostics, Inc.†	107,691	1,393,522

Distribution/Wholesale - 1.7%

H&E Equipment Services, Inc.	37,900	753,831
Pool Corp.	11,920	1,420,030

		2,173,861

Diversified Manufacturing Operations - 0.6%

Carlisle Cos., Inc.	7,506	760,583

Drug Delivery Systems - 1.3%

Nektar Therapeutics†	46,478	923,983
Revance Therapeutics, Inc.†	33,254	739,901

		1,663,884

E-Commerce/Products - 0.8%

Wayfair, Inc., Class A†#	15,701	988,378

E-Commerce/Services - 2.2%

GrubHub, Inc.†#	29,810	1,295,841
Trade Desk, Inc., Class A†	26,974	1,483,570

		2,779,411

E-Services/Consulting - 0.8%

Shopify, Inc.†	10,787	990,894

Educational Software - 1.4%

2U, Inc.†#	21,260	908,865
Instructure, Inc.†#	29,824	796,301

		1,705,166

Electric Products-Misc. - 1.4%

Littelfuse, Inc.	11,298	1,829,711

Electronic Components-Semiconductors - 5.5%

Advanced Micro Devices, Inc.†#	79,582	890,522
Cavium, Inc.†#	29,596	2,159,620
Inphi Corp.†#	29,420	1,167,386
MACOM Technology Solutions Holdings, Inc.†	22,669	1,382,129
Monolithic Power Systems, Inc.	14,014	1,376,175

		6,975,832

Enterprise Software/Service - 6.7%

Appian Corp.†	25,750	454,488
Atlassian Corp. PLC, Class A†	27,430	980,897
Evolent Health, Inc., Class A†#	66,057	1,516,008
Guidewire Software, Inc.†	22,606	1,501,491
MuleSoft, Inc., Class A†	22,172	576,915
Paycom Software, Inc.†#	22,042	1,442,428
Tyler Technologies, Inc.†	6,954	1,188,300
Veeva Systems, Inc., Class A†	12,830	815,218

		8,475,745

Entertainment Software - 1.5%

Take-Two Interactive Software, Inc.†	24,713	1,896,476

Finance-Investment Banker/Broker - 1.2%

Evercore Partners, Inc., Class A#	22,214	1,506,109

Food-Misc./Diversified - 0.6%

Snyder’s-Lance, Inc.#	21,375	785,531

Food-Retail - 0.6%

Sprouts Farmers Market, Inc.†	33,212	795,760

Food-Wholesale/Distribution - 1.0%

Performance Food Group Co.†	43,965	1,244,209

Footwear & Related Apparel - 1.1%

Wolverine World Wide, Inc.	52,157	1,356,082

Internet Application Software - 1.5%

Okta, Inc.†	24,879	649,342
Zendesk, Inc.†	46,091	1,197,444

		1,846,786

Internet Security - 1.5%

Imperva, Inc.†	14,501	716,349
Proofpoint, Inc.†#	13,312	1,144,832

		1,861,181

Internet Telephone - 1.4%

RingCentral, Inc., Class A†	51,238	1,747,216

Investment Companies - 0.6%

PennantPark Investment Corp.	97,169	726,824

Investment Management/Advisor Services - 1.0%

Financial Engines, Inc.#	25,437	964,062
WisdomTree Investments, Inc.#	31,571	300,240

		1,264,302

Machinery-Construction & Mining - 0.9%

Oshkosh Corp.	17,228	1,087,431

Machinery-General Industrial - 0.9%

Middleby Corp.†	9,070	1,164,225

Machinery-Pumps - 1.3%

Graco, Inc.	15,172	1,666,948

Medical Imaging Systems - 0.5%

Novadaq Technologies, Inc.†#	96,476	666,649

Medical Labs & Testing Services - 1.0%

Teladoc, Inc.†	41,900	1,282,140

Medical Products - 1.8%

K2M Group Holdings, Inc.†	55,511	1,262,875
Nevro Corp.†#	14,496	997,760

		2,260,635

Medical-Biomedical/Gene - 6.5%

Axovant Sciences, Ltd.†	17,924	383,394
Bellicum Pharmaceuticals, Inc.†	42,622	451,367
Biohaven Pharmaceutical Holding Co., Ltd.†	22,984	579,427
Exact Sciences Corp.†#	43,934	1,602,273
FibroGen, Inc.†	22,575	593,722
Halozyme Therapeutics, Inc.†	62,423	736,591
Insmed, Inc.†	20,167	310,975
Kite Pharma, Inc.†#	16,805	1,215,338
REGENXBIO, Inc.†	25,459	435,349
Sage Therapeutics, Inc.†#	12,579	831,598
Spark Therapeutics, Inc.†#	13,531	689,134
Versartis, Inc.†	24,076	369,567

		8,198,735

Medical-Drugs - 2.4%

ACADIA Pharmaceuticals, Inc.†#	14,849	381,768
Coherus Biosciences, Inc.†#	31,418	620,505
Horizon Pharma PLC†	75,993	759,930
Ignyta, Inc.†	50,001	352,507
TESARO, Inc.†#	1,563	233,372
TherapeuticsMD, Inc.†#	171,609	712,177

		3,060,259

Medical-HMO - 1.1%

WellCare Health Plans, Inc.†	8,004	1,375,087

Medical-Hospitals - 1.2%

Acadia Healthcare Co., Inc.†#	35,507	1,467,859

Miscellaneous Manufacturing - 1.7%

John Bean Technologies Corp.	24,127	2,082,160

Non-Hazardous Waste Disposal - 0.9%

Advanced Disposal Services, Inc.†	49,911	1,163,925

Oil Companies-Exploration & Production - 1.4%

Diamondback Energy, Inc.†	5,405	501,368
Jagged Peak Energy, Inc.†#	47,095	612,706
RSP Permian, Inc.†	19,487	693,542

		1,807,616

Patient Monitoring Equipment - 0.6%

Insulet Corp.†	16,906	709,545

Real Estate Investment Trusts - 1.1%

CubeSmart#	24,025	599,664
Highwoods Properties, Inc.	15,214	766,786

		1,366,450

Real Estate Management/Services - 1.0%

RE/MAX Holdings, Inc., Class A	22,676	1,205,229

Resort/Theme Parks - 1.2%

Vail Resorts, Inc.	6,944	1,485,322

Retail-Apparel/Shoe - 0.8%

Burlington Stores, Inc.†	9,729	951,983

Retail-Automobile - 2.3%

Lithia Motors, Inc., Class A#	12,782	1,161,245
Penske Automotive Group, Inc.	8,923	377,889
Rush Enterprises, Inc., Class A†	36,780	1,318,563

		2,857,697

Retail-Building Products - 1.0%

Floor & Decor Holdings, Inc.†	11,700	452,907
Tile Shop Holdings, Inc.	43,194	848,762

		1,301,669

Retail-Convenience Store - 0.6%

Casey’s General Stores, Inc.#	6,791	790,404

Retail-Discount - 0.9%

Ollie’s Bargain Outlet Holdings, Inc.†#	28,015	1,152,817

Retail-Pet Food & Supplies - 0.9%

Freshpet, Inc.†#	74,424	1,131,245

Retail-Restaurants - 1.1%

Texas Roadhouse, Inc.	27,831	1,361,492

Savings & Loans/Thrifts - 0.5%

BofI Holding, Inc.†#	26,346	584,881

Schools - 0.7%

Bright Horizons Family Solutions, Inc.†	11,528	884,428

Semiconductor Equipment - 1.0%

MKS Instruments, Inc.#	15,925	1,301,869

Steel Pipe & Tube - 0.9%

Advanced Drainage Systems, Inc.	61,673	1,181,038

Telecom Equipment-Fiber Optics - 0.5%

Ciena Corp.†	28,644	672,561

Therapeutics - 0.8%

Neurocrine Biosciences, Inc.†#	9,198	399,837
Portola Pharmaceuticals, Inc.†	17,490	644,507

		1,044,344

Transport-Marine - 0.6%

Kirby Corp.†	10,553	699,136

Transport-Truck - 1.7%

Old Dominion Freight Line, Inc.	14,366	1,283,171

XPO Logistics, Inc.†	15,963	839,654

		2,122,825

Web Hosting/Design - 1.2%

GoDaddy, Inc., Class A†	37,139	1,527,898

Wireless Equipment - 0.8%

Quantenna Communications, Inc.†#	54,032	1,033,092

Total Long-Term Investment Securities
(cost $99,073,380)		123,733,723

SHORT-TERM INVESTMENT SECURITIES - 8.9%
Registered Investment Companies - 7.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	8,968,878	8,968,878

Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017	$2,240,000	2,240,000

Total Short-Term Investment Securities
(cost $11,208,878)		11,208,878

TOTAL INVESTMENTS
(cost $110,282,258)(3)	107.0%	134,942,601
Liabilities in excess of other assets	(7.0)	(8,886,222)

NET ASSETS	100.0%	$126,056,379

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At May 31, 2017, the Fund had loaned securities with a total value of $26,873,623. This was secured by collateral of $8,968,878 which was received in cash and subsequently invested in short-term investments currently valued at $8,968,878 as reported in the Portfolio of Investments. Additional collateral of $18,587,763 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$794,070
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	812,429
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	1,914,257
United States Treasury Bills	0.00%	06/15/2017 to 03/01/2018	1,128,080
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	13,938,927

(2)	The rate shown is a 7-day yield as of May 31, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$123,733,723	$—	$—	$123,733,723
Short-Term Investment Securities:
Registered Investment Companies	8,968,878	—	—	8,968,878
Time Deposits	—	2,240,000	—	2,240,000

Total Investments at Value	$132,702,601	$2,240,000	$—	$134,942,601

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Aerospace/Defense-Equipment - 1.1%

AAR Corp.	61,100	$2,134,834
Curtiss-Wright Corp.	19,100	1,719,573
Moog, Inc., Class A†	31,200	2,185,248

		6,039,655

Airlines - 0.3%

JetBlue Airways Corp.†	5,900	132,278
SkyWest, Inc.	39,000	1,337,700

		1,469,978

Applications Software - 0.4%

Bazaarvoice, Inc.†	83,000	377,650
Progress Software Corp.	54,900	1,603,080

		1,980,730

Auto-Truck Trailers - 0.6%

Wabash National Corp.#	170,300	3,404,297

Auto/Truck Parts & Equipment-Original - 1.1%

American Axle & Manufacturing Holdings, Inc.†#	1,650	24,932
Cooper-Standard Holding, Inc.†	19,900	2,149,399
Dana, Inc.	103,400	2,183,808
Meritor, Inc.†#	92,600	1,441,782

		5,799,921

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	59,200	1,802,640

B2B/E-Commerce - 0.1%

ePlus, Inc.†	8,900	700,875

Banks-Commercial - 18.5%

1st Source Corp.	21,120	962,016
Allegiance Bancshares, Inc.†#	5,700	220,875
American National Bankshares, Inc.	1,100	38,335
BancFirst Corp.	11,340	1,071,063
BancorpSouth, Inc.	65,800	1,888,460
Bank of Hawaii Corp.#	28,780	2,237,069
Bank of Marin Bancorp	600	35,970
Banner Corp.	4,900	263,081
Bryn Mawr Bank Corp.	5,400	220,590
Cadence BanCorp†	7,600	166,136
Capital Bank Financial Corp., Class A	32,200	1,194,620
Cathay General Bancorp, Class B	45,890	1,629,095
Central Pacific Financial Corp.	83,000	2,510,750
Central Valley Community Bancorp	8,700	181,656
Century Bancorp, Inc., Class A	1,418	84,726
Citizens & Northern Corp.	3,400	75,786
City Holding Co.	25,500	1,608,795
Columbia Banking System, Inc.	13,573	498,265
Community Bank System, Inc.#	23,880	1,283,789
Community Trust Bancorp, Inc.	29,118	1,208,397
CU Bancorp†	4,500	162,000
Customers Bancorp, Inc.†	13,500	377,325
East West Bancorp, Inc.	9,573	523,930
Enterprise Financial Services Corp.	33,200	1,331,320
Farmers National Banc Corp.	16,200	219,510
FCB Financial Holdings, Inc., Class A†	63,100	2,889,980
Fidelity Southern Corp.	44,800	958,272
Financial Institutions, Inc.	38,400	1,176,960
First BanCorp/Puerto Rico†	508,100	2,637,039
First Bancorp	5,300	147,128
First Busey Corp.	13,326	378,325
First Business Financial Services, Inc.	9,800	223,930
First Citizens BancShares, Inc., Class A	2,340	775,476
First Commonwealth Financial Corp.	231,300	2,840,364
First Community Bancshares, Inc.	22,200	566,100
First Financial Bancorp	30,398	761,470
First Financial Bankshares, Inc.#	13,360	511,020
First Financial Corp.	6,100	277,855
First Hawaiian, Inc.	26,100	719,316
First Interstate BancSystem, Inc., Class A	30,638	1,069,256
First Merchants Corp.	64,600	2,563,974
First Midwest Bancorp, Inc.	16,200	358,992
Franklin Financial Network, Inc.†	6,600	257,400
Fulton Financial Corp.#	120,900	2,115,750
Glacier Bancorp, Inc.	37,300	1,203,298
Great Southern Bancorp, Inc.	17,200	841,940
Great Western Bancorp, Inc.	25,400	961,644
Green Bancorp, Inc.†	41,800	796,290
Hancock Holding Co.	125,221	5,785,210
Hanmi Financial Corp.	75,800	2,016,280
Heartland Financial USA, Inc.	14,600	654,810
Heritage Commerce Corp.	9,700	130,562
Heritage Financial Corp.	43,839	1,045,560
Hilltop Holdings, Inc.	36,400	909,636
HomeStreet, Inc.†	11,600	310,880
Hope Bancorp, Inc.	208,427	3,628,714
IBERIABANK Corp.	38,100	2,941,320
Independent Bank Corp./MI	34,700	706,145
Independent Bank Corp./MA	7,200	435,240
Kearny Financial Corp.	13,927	194,282
Lakeland Financial Corp.	7,370	312,709
MainSource Financial Group, Inc.	36,600	1,185,108
MB Financial, Inc.	2,900	119,422
Mercantile Bank Corp.	3,300	102,531
Midland States Bancorp, Inc.	5,300	185,182
NBT Bancorp, Inc.	17,200	604,408
OFG Bancorp#	121,900	1,139,765
Old Line Bancshares, Inc.	1,700	47,600
Pacific Continental Corp.	13,800	324,990
PacWest Bancorp	33,600	1,568,112
Park Sterling Corp.	9,275	107,683
Peoples Bancorp, Inc.	14,100	426,525
Pinnacle Financial Partners, Inc.#	18,600	1,118,790
Preferred Bank	23,700	1,182,867
Premier Financial Bancorp, Inc.	2,640	52,166
PrivateBancorp, Inc.	46,600	2,776,894
Republic Bancorp, Inc., Class A	7,200	249,696
S&T Bancorp, Inc.	3,880	129,476
Sandy Spring Bancorp, Inc.	4,700	180,339
Shore Bancshares, Inc.	4,200	66,906
Sierra Bancorp	6,300	151,389
South State Corp.	3,300	274,230
Southern National Bancorp of Virginia, Inc.	4,600	78,706
Southside Bancshares, Inc.	13,680	445,409
Southwest Bancorp, Inc.	33,580	826,068
State Bank Financial Corp.	10,100	256,035
Stock Yards Bancorp, Inc.	3,350	121,270
Stonegate Bank	7,200	325,728
Texas Capital Bancshares, Inc.†	9,100	667,940

Tompkins Financial Corp.	3,948	299,298
Towne Bank	3,500	101,500
TriCo Bancshares	38,000	1,325,440
TriState Capital Holdings, Inc.†	17,100	396,720
Triumph Bancorp, Inc.†	8,900	202,920
Trustmark Corp.	68,000	2,067,880
UMB Financial Corp.	39,160	2,742,375
Umpqua Holdings Corp.	103,914	1,760,823
Union Bankshares Corp.	72,219	2,426,558
United Community Banks, Inc.	88,400	2,278,068
Valley National Bancorp	13,316	150,205
Washington Trust Bancorp, Inc.	6,680	319,304
Webster Financial Corp.	19,700	959,784
West Bancorporation, Inc.	6,930	152,114
Westamerica Bancorporation#	58,924	3,023,390
Western Alliance Bancorp†	2,732	124,907
Wintrust Financial Corp.#	18,300	1,258,308

		98,401,515

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	7,500	108,750

Banks-Mortgage - 0.8%

Walker & Dunlop, Inc.†	85,400	3,989,034

Broadcast Services/Program - 0.4%

TiVo Corp.	124,300	2,212,540

Building & Construction Products-Misc. - 0.1%

Gibraltar Industries, Inc.†	4,180	129,998
Louisiana-Pacific Corp.†	11,500	256,220

		386,218

Building & Construction-Misc. - 0.2%

MYR Group, Inc.†	30,500	895,480

Building Products-Doors & Windows - 0.1%

JELD-WEN Holding, Inc.†	10,500	328,020

Building Products-Wood - 0.2%

Boise Cascade Co.†	5,200	140,140
Universal Forest Products, Inc.	8,900	782,577

		922,717

Building-Heavy Construction - 0.1%

Tutor Perini Corp.†#	27,400	711,030

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.#	30,100	1,295,504

Building-Residential/Commercial - 0.1%

Beazer Homes USA, Inc.†	42,200	514,840
Hovnanian Enterprises, Inc., Class A†#	42,700	103,761
UCP, Inc., Class A†	5,500	60,500

		679,101

Chemicals-Diversified - 0.4%

Innophos Holdings, Inc.#	21,000	888,090
Innospec, Inc.	9,400	601,600
Olin Corp.	14,400	422,496

		1,912,186

Chemicals-Fibers - 0.5%

Rayonier Advanced Materials, Inc.#	146,300	2,544,157

Chemicals-Other - 0.1%

American Vanguard Corp.#	29,800	502,130

Chemicals-Specialty - 0.6%

Chemours Co.	18,100	723,819
Minerals Technologies, Inc.	35,660	2,565,737
OMNOVA Solutions, Inc.†	5,400	46,710

		3,336,266

Circuit Boards - 0.5%

TTM Technologies, Inc.†#	151,300	2,457,112

Coal - 0.1%

Arch Coal, Inc., Class A#	1,500	106,155
SunCoke Energy, Inc.†	20,200	176,548
Warrior Met Coal, Inc.#	21,100	360,599
Westmoreland Coal Co.†	13,100	86,067

		729,369

Commercial Services - 0.1%

RPX Corp.†	32,100	425,004

Commercial Services-Finance - 0.1%

EVERTEC, Inc.	6,000	99,000
Green Dot Corp., Class A†	8,800	323,312

		422,312

Computer Aided Design - 0.0%

Aspen Technology, Inc.†	800	48,928

Computer Services - 1.5%

Convergys Corp.	3,300	80,223
Engility Holdings, Inc.†	15,600	410,748
Insight Enterprises, Inc.†#	76,700	3,186,118
Sykes Enterprises, Inc.†	34,200	1,139,886
Unisys Corp.†#	244,900	2,889,820

		7,706,795

Consulting Services - 1.2%

CRA International, Inc.	4,700	162,479
Franklin Covey Co.†	8,600	169,850
FTI Consulting, Inc.†	69,100	2,386,023
Huron Consulting Group, Inc.†#	52,200	2,168,910
Vectrus, Inc.†	49,300	1,454,350

		6,341,612

Consumer Products-Misc. - 0.6%

Central Garden & Pet Co., Class A†	99,260	2,869,607
CSS Industries, Inc.	4,700	124,973

		2,994,580

Containers-Paper/Plastic - 0.2%

Berry Plastics Group, Inc.†	2,400	139,176
Graphic Packaging Holding Co.	64,410	870,179
KapStone Paper and Packaging Corp.	8,700	183,831

		1,193,186

Data Processing/Management - 0.3%

Fair Isaac Corp.	11,220	1,488,445

Decision Support Software - 0.1%

QAD, Inc., Class A	10,600	345,030

Distribution/Wholesale - 0.5%

Anixter International, Inc.†	2,500	188,750
Essendant, Inc.	25,600	412,160
Titan Machinery, Inc.†	89,700	1,511,445
Veritiv Corp.†	12,000	530,400

		2,642,755

Diversified Manufacturing Operations - 0.1%

Harsco Corp.†	31,466	468,843

Diversified Operations/Commercial Services - 0.1%

Viad Corp.	16,100	710,815

Drug Delivery Systems - 0.0%

Revance Therapeutics, Inc.†#	9,700	215,825

E-Commerce/Services - 0.0%

Bankrate, Inc.†	16,300	170,335

E-Marketing/Info - 0.1%

Liquidity Services, Inc.†	9,600	59,520
Rubicon Project, Inc.†	61,300	305,274

		364,794

Electric Products-Misc. - 0.0%

Graham Corp.	4,500	94,185
Novanta, Inc.†	4,500	153,000

		247,185

Electric-Distribution - 0.3%

Genie Energy, Ltd., Class B†	23,700	182,253
Spark Energy, Inc., Class A#	23,000	1,008,550
Unitil Corp.	13,800	656,604

		1,847,407

Electric-Generation - 0.2%

Atlantic Power Corp.†#	356,700	838,245

Electric-Integrated - 2.8%

Avista Corp.	43,580	1,866,967
El Paso Electric Co.	64,600	3,488,400
IDACORP, Inc.	17,700	1,545,210
MGE Energy, Inc.	5,600	364,560
NorthWestern Corp.	35,518	2,200,695
Portland General Electric Co.	106,400	5,036,976
Westar Energy, Inc.	10,100	534,795

		15,037,603

Electronic Components-Misc. - 3.1%

Bel Fuse, Inc., Class B	36,700	880,800
Benchmark Electronics, Inc.†	157,098	5,074,265
Kimball Electronics, Inc.†	44,400	772,560
Knowles Corp.†#	92,900	1,591,377
Plexus Corp.†	17,000	883,660
Sanmina Corp.†	78,000	2,854,800
Stoneridge, Inc.†	70,100	1,083,746
Vishay Intertechnology, Inc.#	180,800	2,956,080
Vishay Precision Group, Inc.†#	8,900	153,970

		16,251,258

Electronic Components-Semiconductors - 1.2%

Advanced Micro Devices, Inc.†#	16,100	180,159
Alpha & Omega Semiconductor, Ltd.†	40,200	748,524
Amkor Technology, Inc.†	255,100	2,892,834
IXYS Corp.	126,100	1,859,975
Xperi Corp.	26,500	812,225

		6,493,717

Electronic Parts Distribution - 0.7%

Tech Data Corp.†#	38,100	3,694,557

Energy-Alternate Sources - 1.0%

First Solar, Inc.†#	6,500	250,315
FutureFuel Corp.	40,200	544,308
Green Plains, Inc.#	7,900	168,665
Pacific Ethanol, Inc.†	37,500	221,250
Pattern Energy Group, Inc.	48,600	1,096,416
Renewable Energy Group, Inc.†#	11,200	126,560
REX American Resources Corp.†	28,100	2,672,872

		5,080,386

Engineering/R&D Services - 1.3%

Argan, Inc.#	6,300	372,015
EMCOR Group, Inc.	79,198	4,991,058
VSE Corp.	35,800	1,497,872

		6,860,945

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	47,200	1,122,416

Entertainment Software - 1.1%

Take-Two Interactive Software, Inc.†#	75,500	5,793,870

Environmental Consulting & Engineering - 0.0%

TRC Cos., Inc.†	8,800	154,000

Finance-Consumer Loans - 0.2%

Enova International, Inc.†#	21,400	284,620
Nelnet, Inc., Class A	15,900	625,029
Regional Management Corp.†	9,900	198,000

		1,107,649

Finance-Investment Banker/Broker - 0.8%

Houlihan Lokey, Inc.	5,600	187,992
INTL. FCStone, Inc.†	6,900	238,464
Investment Technology Group, Inc.	8,800	175,384
KCG Holdings, Inc., Class A†	82,400	1,636,464
Oppenheimer Holdings, Inc., Class A	8,000	124,800
Piper Jaffray Cos.	14,600	856,290
Stifel Financial Corp.†	24,300	1,035,909

		4,255,303

Finance-Leasing Companies - 0.1%

Marlin Business Services Corp.	13,200	334,620

Finance-Mortgage Loan/Banker - 0.2%

Arlington Asset Investment Corp., Class A#	7,600	109,136
FNFV Group†	11,700	163,215
PennyMac Financial Services, Inc., Class A†	47,100	758,310

		1,030,661

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	45,100	531,729

Financial Guarantee Insurance - 0.6%

Assured Guaranty, Ltd.	8,100	316,386
MBIA, Inc.†	228,100	1,868,139
MGIC Investment Corp.†	59,000	624,220
Radian Group, Inc.	8,200	131,692

		2,940,437

Food-Dairy Products - 0.2%

Dean Foods Co.	51,900	946,656

Food-Misc./Diversified - 0.3%

Darling Ingredients, Inc.†	98,400	1,541,928

Food-Retail - 0.1%

SUPERVALU, Inc.†	73,100	281,435
Village Super Market, Inc., Class A	2,700	67,176

		348,611

Food-Wholesale/Distribution - 0.5%

Fresh Del Monte Produce, Inc.#	7,500	380,100
SpartanNash Co.	70,900	2,112,820
US Foods Holding Corp.†	10,000	299,600

		2,792,520

Footwear & Related Apparel - 0.3%

Iconix Brand Group, Inc.†	234,200	1,402,858

Gambling (Non-Hotel) - 0.1%

Pinnacle Entertainment, Inc.†	23,400	458,406

Gas-Distribution - 1.9%

New Jersey Resources Corp.	35,000	1,466,500
Northwest Natural Gas Co.#	39,300	2,407,125
Southwest Gas Holdings, Inc.	46,740	3,719,102
Spire, Inc.	31,200	2,210,520
WGL Holdings, Inc.	6,600	546,084

		10,349,331

Golf - 0.1%

Acushnet Holdings Corp.#	19,100	362,900

Home Furnishings - 0.1%

Hooker Furniture Corp.	12,300	527,670

Hotels/Motels - 0.4%

La Quinta Holdings, Inc.†	141,900	1,966,734

Housewares - 0.3%

Libbey, Inc.	22,600	184,642
Lifetime Brands, Inc.	30,500	561,200
NACCO Industries, Inc., Class A	10,700	708,875

		1,454,717

Human Resources - 1.0%

Barrett Business Services, Inc.	20,300	1,158,521
Cross Country Healthcare, Inc.†	64,000	739,200
Heidrick & Struggles International, Inc.	11,100	239,205
Kelly Services, Inc., Class A	37,300	866,479
TriNet Group, Inc.†#	25,200	779,436
TrueBlue, Inc.†	55,500	1,490,175

		5,273,016

Independent Power Producers - 0.7%

Dynegy, Inc.†#	198,600	1,642,422
Ormat Technologies, Inc.#	31,500	1,874,880

		3,517,302

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	9,700	282,270

Insurance-Life/Health - 1.9%

American Equity Investment Life Holding Co.	106,700	2,673,902
CNO Financial Group, Inc.	235,209	4,819,432
Primerica, Inc.	37,500	2,707,500

		10,200,834

Insurance-Multi-line - 0.3%

Horace Mann Educators Corp.	42,780	1,636,335
United Fire Group, Inc.	2,500	108,125

		1,744,460

Insurance-Property/Casualty - 1.2%

Arch Capital Group, Ltd.†	6,026	586,029
Federated National Holding Co.	14,500	227,940
First American Financial Corp.	20,200	879,104
Global Indemnity, Ltd.†#	2,000	76,020
Hallmark Financial Services, Inc.†	12,800	132,480
Kinsale Capital Group, Inc.	14,300	518,232
Navigators Group, Inc.	10,300	545,900
ProAssurance Corp.	30,080	1,791,264
Selective Insurance Group, Inc.	13,400	684,740
Stewart Information Services Corp.	21,200	959,088
Universal Insurance Holdings, Inc.#	4,400	108,460

		6,509,257

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	11,500	711,850
Aspen Insurance Holdings, Ltd.	10,600	538,480
Maiden Holdings, Ltd.	31,600	333,380

		1,583,710

Internet Content-Entertainment - 0.1%

Limelight Networks, Inc.†	120,600	355,770

Internet Telephone - 0.0%

RingCentral, Inc., Class A†	3,500	119,350

Investment Companies - 0.2%

Acacia Research Corp.†	205,600	812,120

Investment Management/Advisor Services - 0.2%

Janus Henderson Group PLC†	6,607	206,654
OM Asset Management PLC	43,300	604,468
Virtus Investment Partners, Inc.#	4,800	483,360

		1,294,482

Leisure Games - 0.1%

Intrawest Resorts Holdings, Inc.†	19,600	464,716

Machine Tools & Related Products - 0.0%

Kennametal, Inc.	5,500	211,585

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.#	5,900	440,317

Machinery-Farming - 0.2%

AGCO Corp.	16,760	1,073,143

Machinery-General Industrial - 0.8%

Applied Industrial Technologies, Inc.	1,500	92,625
DXP Enterprises, Inc.†	39,100	1,400,953
Kadant, Inc.	35,200	2,705,120

		4,198,698

Machinery-Material Handling - 0.1%

Columbus McKinnon Corp.	18,900	528,066

Medical Instruments - 0.3%

Halyard Health, Inc.†	40,000	1,437,600

Medical Products - 0.6%

Integer Holdings Corp.†#	17,600	698,720
Invacare Corp.#	34,500	488,175
Wright Medical Group NV†#	75,600	2,020,032

		3,206,927

Medical-Biomedical/Gene - 1.5%

Acorda Therapeutics, Inc.†#	19,400	267,720
Adverum Biotechnologies, Inc.†	1,900	4,845
AMAG Pharmaceuticals, Inc.†#	52,100	901,330
BioCryst Pharmaceuticals, Inc.†#	25,090	129,213
Celldex Therapeutics, Inc.†#	35,000	99,050
Corvus Pharmaceuticals, Inc.†#	39,200	398,272
Endocyte, Inc.†#	59,800	152,490
Esperion Therapeutics, Inc.†#	16,100	515,522
Exelixis, Inc.†	19,200	359,232
Five Prime Therapeutics, Inc.†	24,400	689,300
Idera Pharmaceuticals, Inc.†#	230,900	376,367
Karyopharm Therapeutics, Inc.†#	27,700	224,924
Kite Pharma, Inc.†#	2,100	151,872
Lexicon Pharmaceuticals, Inc.†#	16,200	224,370
Loxo Oncology, Inc.†#	7,100	324,115
MacroGenics, Inc.†#	2,000	35,500
Medicines Co.†#	13,400	532,918
Momenta Pharmaceuticals, Inc.†	28,100	407,450
NewLink Genetics Corp.†#	17,600	224,576
Retrophin, Inc.†	20,900	331,265
Rigel Pharmaceuticals, Inc.†	178,600	408,994
Sage Therapeutics, Inc.†#	1,900	125,609
Syndax Pharmaceuticals, Inc.†#	43,920	533,189
Ultragenyx Pharmaceutical, Inc.†#	1,900	102,315
Versartis, Inc.†	39,500	606,325

		8,126,763

Medical-Drugs - 0.3%

Chimerix, Inc.†	42,600	190,848
Cidara Therapeutics, Inc.†#	2,200	13,200
Enanta Pharmaceuticals, Inc.†	11,500	345,920
Immune Design Corp.†#	3,300	24,585
Kadmon Holdings, Inc.†#	35,300	79,778
Lannett Co., Inc.†#	5,500	110,550
MyoKardia, Inc.†	14,300	184,470
Radius Health, Inc.†#	8,900	308,118
Vanda Pharmaceuticals, Inc.†	9,100	125,125
Voyager Therapeutics, Inc.†	2,146	19,014
Zogenix, Inc.†	10,800	137,160
Zynerba Pharmaceuticals, Inc.†	14,691	273,693

		1,812,461

Medical-Generic Drugs - 0.1%

Amphastar Pharmaceuticals, Inc.†	24,000	409,680

Medical-HMO - 1.0%

Magellan Health, Inc.†	9,000	618,750
Molina Healthcare, Inc.†#	43,600	2,815,252
Tivity Health, Inc.†#	14,600	495,670
Triple-S Management Corp., Class B†	41,600	676,832
WellCare Health Plans, Inc.†	5,600	962,080

		5,568,584

Medical-Hospitals - 0.2%

Community Health Systems, Inc.†#	144,700	1,280,595

Medical-Nursing Homes - 0.0%

Genesis Healthcare, Inc.†#	35,900	61,030
Kindred Healthcare, Inc.#	19,300	189,140

		250,170

Medical-Outpatient/Home Medical - 0.1%

Addus HomeCare Corp.†	13,000	482,300

Medical-Wholesale Drug Distribution - 0.5%

Owens & Minor, Inc.	90,200	2,875,576

Metal Processors & Fabrication - 0.4%

Global Brass & Copper Holdings, Inc.	63,800	1,933,140

Metal Products-Distribution - 0.3%

Olympic Steel, Inc.#	2,000	32,940
Worthington Industries, Inc.	41,040	1,722,449

		1,755,389

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc.†#	146,800	864,652

Miscellaneous Manufacturing - 0.0%

FreightCar America, Inc.	6,600	110,616

Motion Pictures & Services - 0.1%

Eros International PLC†#	33,200	318,720

Multimedia - 0.0%

E.W. Scripps Co., Class A†	14,800	254,264

Networking Products - 0.4%

A10 Networks, Inc.†	28,200	230,394
Black Box Corp.	35,080	287,656
Extreme Networks, Inc.†	144,500	1,391,535

		1,909,585

Office Furnishings-Original - 0.0%

Kimball International, Inc., Class B	10,000	171,800

Office Supplies & Forms - 1.0%

ACCO Brands Corp.†	448,000	5,084,800

Oil & Gas Drilling - 0.0%

Parker Drilling Co.†	54,100	73,035

Oil Companies-Exploration & Production - 1.3%

Abraxas Petroleum Corp.†	415,600	764,704
Bill Barrett Corp.†	432,800	1,497,488
Denbury Resources, Inc.†#	613,700	938,961
Eclipse Resources Corp.†	113,500	254,240
EP Energy Corp., Class A†#	391,128	1,646,649
Northern Oil and Gas, Inc.†#	15,033	24,804
Oasis Petroleum, Inc.†	21,100	205,936
Sanchez Energy Corp.†#	68,500	410,315
Unit Corp.†#	65,500	1,167,865

		6,910,962

Oil Field Machinery & Equipment - 0.2%

Exterran Corp.†	37,200	1,049,040

Oil Refining & Marketing - 0.6%

Delek US Holdings, Inc.	119,700	2,935,044

Oil-Field Services - 1.3%

Archrock, Inc.	182,400	1,915,200
McDermott International, Inc.†	127,200	789,912
MRC Global, Inc.†	193,600	3,494,480
NOW, Inc.†	46,800	772,668

		6,972,260

Paper & Related Products - 0.5%

Domtar Corp.	17,440	634,467
Schweitzer-Mauduit International, Inc.	47,900	1,785,712

		2,420,179

Pipelines - 0.2%

SemGroup Corp., Class A	29,400	911,400

Pollution Control - 0.1%

CECO Environmental Corp.	65,400	614,760

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†	8,000	615,440
Powell Industries, Inc.	12,600	414,918

		1,030,358

Printing-Commercial - 0.7%

ARC Document Solutions, Inc.†	144,193	477,279
Ennis, Inc.	14,700	235,935
LSC Communications, Inc.	1,200	25,524
Quad/Graphics, Inc.#	132,500	2,950,775
RR Donnelley & Sons Co.#	3,200	38,144

		3,727,657

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	34,000	419,900

Publishing-Newspapers - 0.1%

tronc, Inc.†	31,400	352,308

Racetracks - 0.4%

Penn National Gaming, Inc.†#	99,600	1,925,268
Speedway Motorsports, Inc.	10,000	172,200

Radio - 0.0%		2,097,468

Salem Media Group, Inc.	32,600	223,310
Urban One, Inc.†#	5,412	10,824

		234,134

Real Estate Investment Trusts - 11.1%

AG Mtg. Investment Trust, Inc.	22,000	409,860
Agree Realty Corp.	1,300	59,189
American Assets Trust, Inc.	8,800	343,640
American Campus Communities, Inc.	15,200	721,392
Apartment Investment & Management Co., Class A	34,579	1,484,131
Ashford Hospitality Prime, Inc.	51,700	497,354
Ashford Hospitality Trust, Inc.	367,180	2,261,829
Bluerock Residential Growth REIT, Inc.	11,700	142,740
Capstead Mtg. Corp.	330,300	3,481,362
CBL & Associates Properties, Inc.#	63,540	488,623
Cedar Realty Trust, Inc.	67,900	338,821
Chatham Lodging Trust	3,300	65,505
Chesapeake Lodging Trust	16,900	389,545
CorEnergy Infrastructure Trust, Inc.	2,500	87,950
CoreSite Realty Corp.#	26,500	2,789,920
Cousins Properties, Inc.	123,860	1,060,241
CyrusOne, Inc.	3,100	174,406
CYS Investments, Inc.	353,000	2,975,790
DCT Industrial Trust, Inc.	74,560	3,930,057
DiamondRock Hospitality Co.	188,834	2,094,169
DuPont Fabros Technology, Inc.	12,200	666,486
EastGroup Properties, Inc.	1,700	138,448
Education Realty Trust, Inc.#	10,700	409,917
EPR Properties	11,600	822,556
FelCor Lodging Trust, Inc.	137,000	982,290
First Industrial Realty Trust, Inc.	63,318	1,828,624
First Potomac Realty Trust	85,700	937,558
Franklin Street Properties Corp.	12,800	144,000
GEO Group, Inc.	89,250	2,672,145
Getty Realty Corp.	25,646	644,997
Gladstone Commercial Corp.#	12,800	260,608
Government Properties Income Trust#	83,900	1,812,240
Highwoods Properties, Inc.	17,800	897,120
Hospitality Properties Trust	27,940	808,025
Hudson Pacific Properties, Inc.	8,300	271,908
InfraREIT, Inc.	66,200	1,276,998
Kite Realty Group Trust	48,800	876,936
LaSalle Hotel Properties	13,878	394,829
LTC Properties, Inc.	17,320	834,824
Mack-Cali Realty Corp.	22,300	593,403
Mid-America Apartment Communities, Inc.	2,477	252,505
Monogram Residential Trust, Inc.	40,900	393,867
National Storage Affiliates Trust	13,400	324,950
NexPoint Residential Trust, Inc.	11,279	272,501
Parkway, Inc.#	15,870	316,448

Pebblebrook Hotel Trust#	22,500	695,700
Pennsylvania Real Estate Investment Trust	52,580	562,606
Potlatch Corp.	32,200	1,473,150
Preferred Apartment Communities, Inc., Class A#	5,800	88,914
PS Business Parks, Inc.	14,800	1,868,944
QTS Realty Trust, Inc., Class A	4,700	245,434
RAIT Financial Trust	156,500	348,995
Ramco-Gershenson Properties Trust	10,800	135,972
Redwood Trust, Inc.	86,800	1,468,656
Retail Opportunity Investments Corp.	54,900	1,084,824
Rexford Industrial Realty, Inc.	24,000	654,000
RLJ Lodging Trust	73,300	1,491,655
Saul Centers, Inc.	2,100	120,330
Summit Hotel Properties, Inc.	89,500	1,602,050
Sun Communities, Inc.	5,600	482,384
Sunstone Hotel Investors, Inc.#	148,672	2,320,770
Taubman Centers, Inc.	2,400	146,760
Urstadt Biddle Properties, Inc., Class A	13,600	254,592
Washington Prime Group, Inc.	1,053	8,034
Washington Real Estate Investment Trust	1,600	51,696
Xenia Hotels & Resorts, Inc.	79,600	1,424,840

		59,161,013

Real Estate Operations & Development - 0.5%

Alexander & Baldwin, Inc.	24,200	968,484
Forestar Group, Inc.†	87,500	1,238,125
St. Joe Co.†#	33,600	593,040

		2,799,649

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.	44,500	1,625,140
AMERCO	800	295,400

		1,920,540

Retail-Apparel/Shoe - 1.2%

Abercrombie & Fitch Co., Class A#	78,700	1,038,053
Caleres, Inc.	20,100	549,534
Children’s Place, Inc.#	38,550	4,171,110
Tailored Brands, Inc.#	75,800	804,996

		6,563,693

Retail-Building Products - 0.1%

Floor & Decor Holdings, Inc.†	7,600	294,196

Retail-Hair Salons - 0.2%

Regis Corp.†	92,200	871,290

Retail-Home Furnishings - 0.3%

Pier 1 Imports, Inc.#	306,000	1,533,060

Retail-Jewelry - 0.2%

Movado Group, Inc.#	54,700	1,154,170

Retail-Misc./Diversified - 0.1%

FirstCash, Inc.#	12,500	670,625

Retail-Office Supplies - 0.6%

Office Depot, Inc.#	653,700	3,340,407

Retail-Pawn Shops - 0.2%

EZCORP, Inc., Class A†#	128,700	1,093,950

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	4,000	141,360

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	11,740	604,375

Retail-Restaurants - 0.4%

Bob Evans Farms, Inc.	12,900	908,289
Ruth’s Hospitality Group, Inc.	47,972	1,036,195

		1,944,484

Rubber-Tires - 0.5%

Cooper Tire & Rubber Co.#	71,600	2,577,600

Rubber/Plastic Products - 0.4%

Myers Industries, Inc.	9,658	163,220
Trinseo SA	27,600	1,778,820

		1,942,040

Satellite Telecom - 0.6%

DigitalGlobe, Inc.†	106,400	3,314,360

Savings & Loans/Thrifts - 2.9%

BankFinancial Corp.	4,200	61,656
Beneficial Bancorp, Inc.	177,858	2,605,620
Berkshire Hills Bancorp, Inc.	3,900	139,815
Brookline Bancorp, Inc.	13,200	182,160
Charter Financial Corp.	58,900	1,054,310
Dime Community Bancshares, Inc.	26,300	499,700
First Defiance Financial Corp.	11,400	593,940
Flagstar Bancorp, Inc.†	15,700	453,573
Flushing Financial Corp.	33,300	925,074
HomeTrust Bancshares, Inc.†	5,500	136,125
Investors Bancorp, Inc.#	171,400	2,267,622
Meridian Bancorp, Inc.	56,300	912,060
Meta Financial Group, Inc.#	11,700	1,001,520
Northfield Bancorp, Inc.	101,100	1,664,106
Oritani Financial Corp.	4,800	79,440
People’s United Financial, Inc.#	6,819	112,991
Provident Financial Holdings, Inc.	3,200	60,800
Provident Financial Services, Inc.	9,200	214,728
Sterling Bancorp#	54,000	1,158,300
Territorial Bancorp, Inc.	2,800	84,168
United Community Financial Corp.	21,400	169,274
United Financial Bancorp, Inc.	17,000	275,230
Waterstone Financial, Inc.	15,500	292,950
WSFS Financial Corp.	15,174	669,173

		15,614,335

Schools - 0.4%

Adtalem Global Education, Inc.	5,100	190,740
American Public Education, Inc.†	12,000	264,000
K12, Inc.†	78,500	1,478,155

		1,932,895

Security Services - 0.1%

Ascent Capital Group, Inc., Class A†	47,000	647,190

Semiconductor Components-Integrated Circuits - 0.4%

Cypress Semiconductor Corp.#	146,622	2,051,242

Semiconductor Equipment - 0.6%

Ultra Clean Holdings, Inc.†	106,100	2,423,324
Xcerra Corp.†	66,900	649,599

		3,072,923

Steel-Producers - 0.8%

AK Steel Holding Corp.†#	311,900	1,902,590
Carpenter Technology Corp.#	43,800	1,597,386
Commercial Metals Co.	7,400	133,940
Ryerson Holding Corp.†	6,200	51,770
Schnitzer Steel Industries, Inc., Class A	30,300	584,790

		4,270,476

Telecom Equipment-Fiber Optics - 0.3%

Finisar Corp.†	34,200	843,372
KVH Industries, Inc.†	10,400	98,280
Oclaro, Inc.†#	88,600	786,768

		1,728,420

Telecom Services - 0.5%

HC2 Holdings, Inc.†	115,700	613,210
West Corp.	98,200	2,275,294

		2,888,504

Telecommunication Equipment - 0.1%

Sonus Networks, Inc.†	106,300	717,525

Telephone-Integrated - 0.3%

IDT Corp., Class B†	31,300	530,848
Windstream Holdings, Inc.	307,890	1,308,533

		1,839,381

Television - 0.2%

Sinclair Broadcast Group, Inc., Class A	25,000	810,000

Textile-Apparel - 0.1%

Perry Ellis International, Inc.†	22,000	403,480

Therapeutics - 0.0%

Zafgen, Inc.†	40,078	135,864

Tobacco - 0.5%

Alliance One International, Inc.†	1,101	11,561
Universal Corp.#	43,200	2,868,480

		2,880,041

Toys - 0.0%

JAKKS Pacific, Inc.†#	63,200	265,440

Transport-Air Freight - 0.2%

Atlas Air Worldwide Holdings, Inc.†	18,700	910,690

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.#	12,900	570,825

Transport-Marine - 0.2%

Costamare, Inc.	155,098	1,015,892

Transport-Services - 0.1%

Matson, Inc.	23,000	672,980

Transport-Truck - 0.9%

ArcBest Corp.	137,920	2,592,896
Roadrunner Transportation Systems, Inc.†	58,600	372,110
Schneider National, Inc., Class B†	22,300	442,878
USA Truck, Inc.†	13,759	90,672
YRC Worldwide, Inc.†	167,700	1,541,163

		5,039,719

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	53,200	630,420

Water - 0.5%

American States Water Co.#	24,900	1,140,171
Artesian Resources Corp., Class A	2,200	77,286
California Water Service Group#	27,860	965,349
Consolidated Water Co., Ltd.	19,100	226,335

		2,409,141

Wire & Cable Products - 0.5%

General Cable Corp.#	150,300	2,487,465

Wireless Equipment - 0.2%

InterDigital, Inc.	11,800	955,800

Total Common Stocks
(cost $441,428,177)		514,011,486

WARRANTS - 0.0%
Finance other services - 0.0%

Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75)†(4) (cost $0)	994	0

Total Long-Term Investment Securities
(cost $441,428,177)		514,011,486

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Registered Investment Companies - 3.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(3) (cost $17,879,809)	17,879,809	17,879,809

REPURCHASE AGREEMENTS - 3.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/2017, to be repurchased 06/01/2017 in the amount of $16,128,041 collateralized by $10,455,000 of United States Treasury Bonds, bearing interest at 2.90% due 11/15/2046 and by $5,885,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate aggregate value of $16,458,515

(cost $16,128,000)	$16,128,000	16,128,000

TOTAL INVESTMENTS
(cost $475,435,986)(2)	103.2%	548,019,295
Liabilities in excess of other assets	(3.2)	(16,976,485)

NET ASSETS	100.0%	$531,042,810

#	The security or a portion thereof is out on loan
†	Non-income producing security

(1)	At May 31, 2017, the Fund had loaned securities with a total value of $80,316,842. This was secured by collateral of $17,879,809, which was received in cash and subsequently invested in short-term investments currently valued at $17,879,809 as reported in the portfolio of investments. Additional collateral of $64,538,141 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$6,042,805
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	6,182,518
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	14,567,335
United States Treasury Bills	0.00%	06/15/2017 to 03/01/2018	4,182,449
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2017 to 02/15/2047	33,563,034

(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of May 31, 2017.
(4)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)

240	Long	Russell 2000 E-Mini Index	June 2017	$16,611,534	$16,429,200	($182,334)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$514,011,486	$—	$—	$514,011,486
Warrants	—	0	—	0
Short-Term Investment Securities	17,879,809	—	—	17,879,809
Repurchase Agreements	—	16,128,000	—	16,128,000

Total Investments at Value	$531,891,295	$16,128,000	$—	$548,019,295

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$182,334	$—	$—	$182,334

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.6%
Advertising Agencies - 0.2%

Omnicom Group, Inc.	19,110	$1,599,889

Aerospace/Defense - 0.1%

TransDigm Group, Inc.#	3,484	933,991

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.#	17,081	459,479
Mosaic Co.	24,573	556,087

		1,015,566

Airlines - 0.6%

American Airlines Group, Inc.	23,983	1,161,017
Delta Air Lines, Inc.	28,016	1,376,426
Southwest Airlines Co.	30,771	1,849,030
United Continental Holdings, Inc.†#	7,821	623,099

		5,009,572

Apparel Manufacturers - 0.5%

Hanesbrands, Inc.#	41,403	854,972
Michael Kors Holdings, Ltd.†#	4,294	142,475
Under Armour, Inc., Class C†#	20,491	365,354
VF Corp.#	43,935	2,363,703

		3,726,504

Appliances - 0.1%

Whirlpool Corp.	4,351	807,285

Applications Software - 3.9%

Citrix Systems, Inc.†	3,558	293,677
Intuit, Inc.	12,501	1,758,141
Microsoft Corp.	382,582	26,719,527
Red Hat, Inc.†	1,310	117,337
salesforce.com, Inc.†	30,739	2,755,444

		31,644,126

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	341,193	3,794,066

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	29,524	1,858,831

Auto/Truck Parts & Equipment-Original - 0.2%

Delphi Automotive PLC	15,439	1,358,169

Banks-Commercial - 1.4%

BB&T Corp.	137,108	5,710,548
M&T Bank Corp.	30,038	4,700,046
Regions Financial Corp.	74,610	1,032,602

		11,443,196

Banks-Fiduciary - 0.3%

Citizens Financial Group, Inc.	28,688	978,261
Northern Trust Corp.	18,835	1,646,932

		2,625,193

Banks-Super Regional - 4.3%

Capital One Financial Corp.	61,326	4,717,196
Comerica, Inc.	14,387	986,373
Fifth Third Bancorp	155,600	3,693,944
Huntington Bancshares, Inc.	42,795	536,649
KeyCorp	51,718	903,513
PNC Financial Services Group, Inc.	78,821	9,356,053
SunTrust Banks, Inc.	46,114	2,461,104
US Bancorp	241,162	12,272,734

		34,927,566

Beverages-Non-alcoholic - 2.8%

Dr Pepper Snapple Group, Inc.	15,893	1,475,029
Monster Beverage Corp.†	16,188	818,465
PepsiCo, Inc.	174,856	20,435,421

		22,728,915

Building Products-Air & Heating - 0.4%

Johnson Controls International PLC	76,651	3,200,946

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc.	1,296	290,434
Vulcan Materials Co.	8,500	1,059,525

		1,349,959

Building Products-Wood - 0.1%

Masco Corp.	12,078	449,906

Cable/Satellite TV - 1.5%

Comcast Corp., Class A	297,426	12,399,690

Chemicals-Diversified - 0.3%

Eastman Chemical Co.	19,559	1,566,872
LyondellBasell Industries NV, Class A	7,556	608,409

		2,175,281

Chemicals-Specialty - 0.0%

International Flavors & Fragrances, Inc.	451	62,188

Commercial Services - 0.7%

Cintas Corp.#	7,876	991,431
Ecolab, Inc.	29,042	3,857,939
Nielsen Holdings PLC	22,844	879,037

		5,728,407

Commercial Services-Finance - 1.4%

Automatic Data Processing, Inc.	44,099	4,514,415
H&R Block, Inc.#	2,355	62,502
PayPal Holdings, Inc.†	77,368	4,039,383
S&P Global, Inc.	17,393	2,483,894

		11,100,194

Computer Aided Design - 0.1%

Autodesk, Inc.†	4,946	552,814

Computer Services - 2.1%

Accenture PLC, Class A#	39,908	4,967,349
Cognizant Technology Solutions Corp., Class A	24,122	1,614,003
DXC Technology Co.†	6,930	537,213
International Business Machines Corp.	63,003	9,616,148

		16,734,713

Computers - 0.4%

Hewlett Packard Enterprise Co.	80,682	1,517,629
HP, Inc.	106,712	2,001,917

		3,519,546

Computers-Memory Devices - 0.3%

NetApp, Inc.	7,026	284,483
Seagate Technology PLC#	19,573	852,795
Western Digital Corp.	11,717	1,055,233

		2,192,511

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	33,770	4,380,982

Containers-Paper/Plastic - 0.1%

Sealed Air Corp.	7,872	349,674
WestRock Co.	9,939	540,881

		890,555

Cosmetics & Toiletries - 3.2%

Colgate-Palmolive Co.	108,412	8,278,340
Procter & Gamble Co.	201,049	17,710,407

		25,988,747

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.	5,489	604,778

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	22,615	1,941,950
Fiserv, Inc.†	16,641	2,084,784
Paychex, Inc.	4,220	249,951

		4,276,685

Dental Supplies & Equipment - 0.2%

DENTSPLY SIRONA, Inc.	25,202	1,600,831

Diagnostic Equipment - 2.5%

Abbott Laboratories	184,383	8,418,928
Danaher Corp.	75,896	6,446,606
Thermo Fisher Scientific, Inc.	29,715	5,134,455

		19,999,989

Distribution/Wholesale - 0.1%

Fastenal Co.	15,084	651,176

Diversified Manufacturing Operations - 1.3%

Eaton Corp. PLC	41,717	3,228,061
Illinois Tool Works, Inc.	34,689	4,898,781
Parker-Hannifin Corp.	7,312	1,151,421
Pentair PLC	14,110	934,364

		10,212,627

Diversified Operations - 0.3%

Leucadia National Corp.	83,380	2,033,638

E-Commerce/Products - 0.2%

eBay, Inc.†	44,453	1,524,738

E-Commerce/Services - 0.6%

Expedia, Inc.#	2,780	399,709
Priceline Group, Inc.†	2,304	4,324,815

		4,724,524

Electric Products-Misc. - 0.5%

Emerson Electric Co.	64,491	3,812,708

Electric-Distribution - 1.1%

CenterPoint Energy, Inc.	107,674	3,080,553
PPL Corp.	138,095	5,511,372

		8,591,925

Electric-Integrated - 1.2%

CMS Energy Corp.	58,662	2,781,165
Eversource Energy#	62,210	3,861,375
WEC Energy Group, Inc.#	45,949	2,883,759

		9,526,299

Electronic Components-Misc. - 0.4%

Corning, Inc.	75,556	2,198,680
Garmin, Ltd.#	15,409	801,884

		3,000,564

Electronic Components-Semiconductors - 3.5%

Broadcom, Ltd.	19,562	4,684,708
Intel Corp.	298,411	10,775,621
Microchip Technology, Inc.#	7,483	623,334
Micron Technology, Inc.†	39,222	1,206,861
NVIDIA Corp.	23,771	3,431,344
Qorvo, Inc.†	3,633	283,192
Skyworks Solutions, Inc.#	4,213	448,390
Texas Instruments, Inc.	86,464	7,132,415

		28,585,865

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	9,019	711,148

Electronic Forms - 0.6%

Adobe Systems, Inc.†	31,442	4,460,362

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	10,958	661,206
Fortive Corp.	37,948	2,369,852

		3,031,058

Engines-Internal Combustion - 0.2%

Cummins, Inc.	10,180	1,605,386

Enterprise Software/Service - 1.4%

CA, Inc.	12,277	390,040
Oracle Corp.	239,851	10,886,837

		11,276,877

Entertainment Software - 0.3%

Activision Blizzard, Inc.	18,813	1,102,066
Electronic Arts, Inc.†	10,628	1,204,471

		2,306,537

Finance-Consumer Loans - 0.1%

Synchrony Financial	40,161	1,078,323

Finance-Credit Card - 3.4%

American Express Co.	57,742	4,442,670
Discover Financial Services	32,069	1,882,450
MasterCard, Inc., Class A	69,605	8,553,062
Visa, Inc., Class A#	130,424	12,420,278

		27,298,460

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	62,836	2,434,895

Finance-Other Services - 0.6%

CME Group, Inc.	24,376	2,859,061
Intercontinental Exchange, Inc.	33,070	1,990,483

		4,849,544

Food-Confectionery - 0.1%

J.M. Smucker Co.	4,413	564,202

Food-Misc./Diversified - 1.3%

Campbell Soup Co.	19,737	1,137,838
General Mills, Inc.	81,087	4,600,876
Kraft Heinz Co.	47,217	4,353,408

		10,092,122

Food-Retail - 0.4%

Kroger Co.	102,481	3,051,884

Gas-Distribution - 0.1%

NiSource, Inc.	36,845	960,549

Home Decoration Products - 0.3%

Newell Brands, Inc.	46,592	2,467,046

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	24,363	2,622,677
Wyndham Worldwide Corp.	12,248	1,236,925

		3,859,602

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	11,351	1,801,631

Industrial Gases - 0.5%

Air Products & Chemicals, Inc.	25,402	3,659,412

Insurance Brokers - 0.3%

Aon PLC	4,393	575,088
Marsh & McLennan Cos., Inc.	16,907	1,311,307
Willis Towers Watson PLC	2,553	374,346

		2,260,741

Insurance-Life/Health - 1.3%

Aflac, Inc.	35,412	2,669,356
Lincoln National Corp.	8,769	569,810
Principal Financial Group, Inc.	11,542	726,107
Prudential Financial, Inc.	59,207	6,207,854

		10,173,127

Insurance-Multi-line - 1.9%

Allstate Corp.	37,523	3,239,736
Chubb, Ltd.	57,899	8,290,558
Cincinnati Financial Corp.#	6,024	422,162
Hartford Financial Services Group, Inc.	20,221	998,715
Loews Corp.	55,265	2,606,297

		15,557,468

Insurance-Property/Casualty - 0.3%

Travelers Cos., Inc.	20,300	2,534,455

Insurance-Reinsurance - 2.2%

Berkshire Hathaway, Inc., Class B†	107,368	17,745,783

Internet Content-Entertainment - 2.2%

Facebook, Inc., Class A†	98,706	14,950,011
Netflix, Inc.†	16,809	2,741,043

		17,691,054

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	12,211	1,474,967
BlackRock, Inc.	11,861	4,853,995
Franklin Resources, Inc.	20,511	857,155
Invesco, Ltd.	13,676	433,529
T. Rowe Price Group, Inc.	7,505	528,652

		8,148,298

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	52,057	5,488,370

Machinery-Farming - 0.5%

Deere & Co.	30,086	3,684,332

Machinery-General Industrial - 0.0%

Roper Technologies, Inc.#	1,163	264,234

Medical Information Systems - 0.1%

Cerner Corp.†	16,416	1,072,786

Medical Instruments - 0.2%

Edwards Lifesciences Corp.†	15,364	1,767,936

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	7,191	999,549
Quest Diagnostics, Inc.	5,800	630,866

		1,630,415

Medical Products - 1.6%

Becton Dickinson and Co.	38,867	7,354,802
Stryker Corp.	39,963	5,713,111

		13,067,913

Medical-Biomedical/Gene - 3.6%

Alexion Pharmaceuticals, Inc.†	16,295	1,597,399
Amgen, Inc.	56,037	8,699,184
Biogen, Inc.†	12,242	3,033,200
Celgene Corp.†	53,531	6,124,482
Gilead Sciences, Inc.	76,845	4,986,472
Illumina, Inc.†	6,349	1,126,059
Regeneron Pharmaceuticals, Inc.†	4,165	1,911,985
Vertex Pharmaceuticals, Inc.†	14,151	1,749,063

		29,227,844

Medical-Drugs - 1.7%

AbbVie, Inc.	153,802	10,154,008
Zoetis, Inc.	62,084	3,866,592

		14,020,600

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC#	8,279	603,125

Medical-HMO - 0.3%

Humana, Inc.	9,726	2,258,961

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.†	19,984	1,636,889

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.#	17,803	1,633,781
Cardinal Health, Inc.	31,658	2,351,873

		3,985,654

Multimedia - 1.6%

Twenty-First Century Fox, Inc., Class B	49,618	1,334,724
Viacom, Inc., Class B	17,767	618,114
Walt Disney Co.	100,359	10,832,751

		12,785,589

Networking Products - 1.2%

Cisco Systems, Inc.	305,307	9,626,330

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	42,928	2,730,650

Office Automation & Equipment - 0.1%

Xerox Corp.	69,111	488,615

Oil Companies-Exploration & Production - 2.3%

Anadarko Petroleum Corp.	35,536	1,795,634
Apache Corp.#	24,537	1,147,350
Cabot Oil & Gas Corp.	16,625	368,909
Devon Energy Corp.	34,331	1,166,567

EOG Resources, Inc.	30,897	2,790,308
EQT Corp.#	7,872	435,085
Hess Corp.#	47,123	2,162,475
Marathon Oil Corp.	165,552	2,155,487
Noble Energy, Inc.	20,412	585,620
Occidental Petroleum Corp.	86,573	5,101,747
Pioneer Natural Resources Co.#	6,458	1,077,582

		18,786,764

Oil Companies-Integrated - 0.1%

Murphy Oil Corp.#	34,888	851,616

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.#	51,004	1,666,301

Oil Refining & Marketing - 0.0%

Valero Energy Corp.	5,183	318,599

Oil-Field Services - 1.0%

Baker Hughes, Inc.	31,181	1,719,632
Schlumberger, Ltd.	94,538	6,578,900

		8,298,532

Paper & Related Products - 0.3%

International Paper Co.	41,685	2,204,303

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	42,087	2,514,698

Pipelines - 0.4%

Kinder Morgan, Inc.	109,565	2,055,439
ONEOK, Inc.#	25,861	1,284,775

		3,340,214

Real Estate Investment Trusts - 5.3%

American Tower Corp.	59,738	7,837,028
AvalonBay Communities, Inc.	8,787	1,680,426
Boston Properties, Inc.	4,161	504,813
Crown Castle International Corp.	46,061	4,682,101
Digital Realty Trust, Inc.	5,391	637,162
Equinix, Inc.	4,741	2,090,828
Equity Residential	15,787	1,027,576
Essex Property Trust, Inc.#	799	205,279
GGP, Inc.	35,364	787,910
HCP, Inc.	63,567	1,992,190
Host Hotels & Resorts, Inc.	83,156	1,495,976
Prologis, Inc.#	35,578	1,976,002
Public Storage	11,458	2,467,480
Realty Income Corp.	11,177	613,953
Simon Property Group, Inc.	35,226	5,433,611
Ventas, Inc.	39,584	2,631,940
Vornado Realty Trust	12,768	1,177,210
Welltower, Inc.	31,049	2,252,294
Weyerhaeuser Co.	106,431	3,507,966

		43,001,745

Retail-Apparel/Shoe - 0.6%

Coach, Inc.	24,099	1,113,615
L Brands, Inc.#	26,870	1,386,492
Ross Stores, Inc.	35,761	2,285,843

		4,785,950

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	5,028	1,217,178

Retail-Automobile - 0.0%

CarMax, Inc.†	3,681	231,277

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	62,390	4,914,460

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	7,266	431,528

Retail-Discount - 0.2%

Dollar Tree, Inc.†	16,210	1,259,517

Retail-Drug Store - 0.6%

Walgreens Boots Alliance, Inc.	58,672	4,753,605

Retail-Jewelry - 0.0%

Tiffany & Co.	1,850	160,876

Retail-Major Department Stores - 0.8%

TJX Cos., Inc.	87,621	6,589,975

Retail-Office Supplies - 0.0%

Staples, Inc.	30,753	279,237

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	2,547	776,427

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	19,822	761,759
Macy’s, Inc.	23,549	553,402

		1,315,161

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†#	725	346,079
Darden Restaurants, Inc.	6,709	596,631
Starbucks Corp.	113,005	7,188,248
Yum! Brands, Inc.	37,577	2,729,593

		10,860,551

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	29,212	2,505,221
QUALCOMM, Inc.	100,398	5,749,794

		8,255,015

Semiconductor Equipment - 0.6%

Applied Materials, Inc.	64,853	2,975,456
KLA-Tencor Corp.	17,343	1,803,672

		4,779,128

Steel-Producers - 0.1%

Nucor Corp.	16,480	957,488

Telecom Services - 0.1%

Level 3 Communications, Inc.†	10,841	645,256

Telephone-Integrated - 0.3%

CenturyLink, Inc.#	101,001	2,519,975

Television - 0.1%

CBS Corp., Class B	19,927	1,217,739

Textile-Home Furnishings - 0.2%

Mohawk Industries, Inc.†	5,332	1,275,948

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	10,046	1,382,731

Toys - 0.0%

Mattel, Inc.#	13,206	302,549

Transport-Rail - 1.4%

CSX Corp.	52,381	2,837,479
Norfolk Southern Corp.	17,912	2,221,625
Union Pacific Corp.	53,201	5,868,070

		10,927,174

Transport-Services - 0.9%

United Parcel Service, Inc., Class B	68,007	7,206,702

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	20,472	1,830,606

Water - 0.1%

American Water Works Co., Inc.	9,183	717,927

Web Portals/ISP - 3.9%

Alphabet, Inc., Class A†	16,446	16,233,682
Alphabet, Inc., Class C†	13,440	12,967,719
Yahoo!, Inc.†	49,585	2,495,117

		31,696,518

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	6,303	526,742

Total Long-Term Investment Securities
(cost $566,198,945)		770,105,874

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(1)(2)	787,925	787,925

U.S. Government Treasuries - 0.4%

United States Treasury Bills 0.72% due 06/15/2017(3)	$3,200,000	3,199,082
0.80% due 07/13/2017	1,000	999

		3,200,081

Total Short-Term Investment Securities
(cost $3,988,031)		3,988,006

REPURCHASE AGREEMENTS - 3.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 05/31/17, to be repurchased 06/01/17 in the amount of $31,500,079 and collateralized by $31,355,000 of United States Treasury Bonds, bearing interest at 3.00%, due 11/15/2044 and having an approximate value of $32,130,660

(cost $31,500,000)	31,500,000	31,500,000

TOTAL INVESTMENTS
(cost $601,686,976)(4)	100.0%	805,593,880
Liabilities in excess of other assets	(0.0)	(340,408)

NET ASSETS	100.0%	$805,253,472

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2017.
(2)	At May 31, 2017, the Fund had loaned securities with a total value of $40,709,602. This was secured by collateral of $787,925, which was received in cash and subsequently invested in short-term investments currently valued at $787,925 as reported in the Portfolio of Investments. Additional collateral of $40,678,242 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$2,224,533
Federal National Mtg. Assoc.	2.63% to 4.25%	01/01/2032 to 11/01/2046	2,275,965
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 11/20/2046	5,362,662
United States Treasury Bills	0.00%	06/15/2017 to 03/01/2018	1,173,798
United States Treasury Notes/Bonds	zero coupon to 7.63%	06/30/2017 to 02/15/2047	29,641,284

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2017	Unrealized Appreciation (Depreciation)

303	Long	S&P 500 E-Mini Index	June 2017	$36,013,399	$36,528,165	$514,766

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$770,105,874	$—	$—	$770,105,874
Short-Term Investment Securities:
Registered Investment Companies	787,925	—	—	787,925
U.S. Government Treasuries	—	3,200,081	—	3,200,081
Repurchase Agreements	—	31,500,000	—	31,500,000

Total Investments at Value	$770,893,799	$34,700,081	$—	$805,593,880

Other Financial Instruments:+
Futures Contracts	$514,766	$—	$—	$514,766

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2017 - (unaudited)

Security Description	Principal Amount/ Shares(9)	Value (Note 1)
ASSET BACKED SECURITIES - 1.6%
Diversified Financial Services - 1.6%

American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.36% due 12/15/2021	$84,000	$84,387
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	60,000	60,434
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	200,000	200,987
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	350,000	347,526
Carmax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	500,000	495,739
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	479,238	482,946
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	300,000	298,400
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.70% due 12/25/2045*(2)	950,921	971,365
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	166,000	166,633
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	541,000	546,478
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	142,000	146,843
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	584,000	579,979
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	229,395
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	158,937	161,487
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.92% due 03/10/2048(1)(3)	3,134,185	163,400
COMM Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	81,426
COMM Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(1)	41,875	42,950
COMM Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	100,000	103,969
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	1,447,000	1,492,143
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	950,000	1,013,138
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	129,000	129,457
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	120,000	121,835
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	46,875	47,860
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	76,594
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	168,000	167,782
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	2,280,000	2,240,822
JPMDB Commercial Mtg Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	833,000	847,462
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	649,000	644,966
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	192,000	193,017
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,546
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	100,500
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021	200,000	199,266
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	115,000	114,585

Total Asset Backed Securities
(cost $12,745,894)		12,654,317

U.S. CORPORATE BONDS & NOTES - 42.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	217,000	230,570
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	296,000	301,365

		531,935

Aerospace/Defense-Equipment - 0.6%

Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,343,000	1,400,078
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	250,000	261,250
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	580,000	580,000
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	1,701,000	1,666,980
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	325,000	325,813
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	236,000	240,928

		4,475,049

Agricultural Chemicals - 0.1%

CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	385,000	397,676
Mosaic Co. Senior Notes 4.88% due 11/15/2041	568,000	535,224

		932,900

Airlines - 0.3%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(5)(6)	57,228	57,434
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	334,000	338,727
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,029,152	1,054,880
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,065,255	1,119,850

		2,570,891

Appliances - 0.0%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	202,000	207,016

Applications Software - 0.2%

Microsoft Corp. Senior Notes 3.45% due 08/08/2036	123,000	120,520
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	392,000	417,441
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,165,000	1,226,163

		1,764,124

Auction Houses/Art Dealers - 0.2%

KAR Auction Services, Inc. Senior Notes 5.13% due 06/01/2025*	1,520,000	1,550,400

Auto-Cars/Light Trucks - 0.7%

American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	442,000	437,361
American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020	382,000	383,560
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	318,000	317,117
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	485,000	480,221
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	153,000	150,712
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	357,000	358,849
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	639,000	642,601
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019#	458,000	456,102
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	456,000	447,102
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	731,000	733,502
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	759,000	760,407
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	243,000	244,626

		5,412,160

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,675,000	1,760,844

Banks-Commercial - 0.8%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	719,000	752,493
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	269,059

Fifth Third Bank Senior Notes 1.63% due 09/27/2019	299,000	296,383
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	888,000	912,821
First Republic Bank Sub. Notes 4.63% due 02/13/2047	261,000	268,504
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	424,000	429,400
PNC Bank NA Senior Notes 2.00% due 05/19/2020	470,000	470,402
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,495,000	1,951,253
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	465,000	469,529

		5,819,844

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS Senior Notes 2.66% due 05/16/2023	229,000	230,858
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	638,000	666,521

		897,379

Banks-Super Regional - 0.2%

Huntington National Bank Senior Notes 2.38% due 03/10/2020	268,000	270,102
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	631,000	641,222
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	311,000	329,710
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	53,000	52,929
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	271,000	286,120
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	64,556

		1,644,639

Batteries/Battery Systems - 0.3%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,028,000	2,091,375

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	239,000	239,655
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	446,000	452,896
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	216,000	222,318
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	470,000	512,193
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	126,000	138,954

		1,566,016

Broadcast Services/Program - 0.2%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	1,498,000	1,527,960

Building & Construction Products-Misc. - 0.1%

Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,104,000	1,130,220

Building & Construction-Misc. - 0.3%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,446,000	2,372,620

Building Products-Air & Heating - 0.0%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	223,000	223,327

Building Products-Cement - 0.1%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#	400,000	422,040
Vulcan Materials Co. Senior Notes 3.90% due 04/01/2027	513,000	524,645

		946,685

Building Products-Wood - 0.3%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	1,890,000	1,960,875
Masco Corp. Senior Notes 4.45% due 04/01/2025	477,000	510,629

		2,471,504

Building-Heavy Construction - 0.2%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,505,000	1,574,606

Building-Residential/Commercial - 0.6%

AV Homes, Inc. Senior Notes 6.63% due 05/15/2022*		1,250,000	1,275,000
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022		716,000	733,900
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024		1,212,000	1,225,635
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022		1,050,000	1,193,850

			4,428,385

Cable/Satellite TV - 1.2%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*		1,577,000	1,697,246
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025		1,850,000	2,007,944
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*		217,000	227,415
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		441,000	517,150
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045		126,000	150,806
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		2,265,000	2,313,131
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		1,352,000	1,497,340
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026		534,000	627,450

			9,038,482

Casino Hotels - 0.4%

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022#		1,404,000	1,523,340
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*#		1,553,000	1,595,707

			3,119,047

Cellular Telecom - 1.5%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		4,673,000	5,305,304
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		5,352,000	6,181,560

			11,486,864

Chemicals-Diversified - 0.4%

Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	360,000	418,705
Eastman Chemical Co. Senior Notes 1.88% due 11/23/2026	EUR	690,000	803,068
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020		1,938,000	1,802,340

			3,024,113

Chemicals-Specialty - 0.5%

Chemours Co. Company Guar. Notes 5.38% due 05/15/2027		1,465,000	1,523,600
International Flavors & Fragrances, Inc. Senior Notes 4.38% due 06/01/2047		165,000	168,781
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*		1,615,000	1,699,787
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		193,000	254,061

			3,646,229

Coal - 0.6%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020		2,169,000	2,255,760
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		2,300,000	2,258,324

			4,514,084

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 3.75% due 03/15/2027		151,000	154,451
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020		447,000	448,806

Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022		379,000	381,524
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047		229,000	234,561

			1,219,342

Commercial Services-Finance - 0.0%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		178,000	180,460

Computer Services - 0.9%

Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		1,630,000	1,719,650
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		2,074,000	2,027,335
IBM Corp. Senior Notes 0.95% due 05/23/2025	EUR	950,000	1,070,471
IBM Corp. Senior Notes 1.50% due 05/23/2029	EUR	470,000	532,300
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020		1,559,000	1,631,104

			6,980,860

Computers - 1.1%

Apple, Inc. Senior Notes 0.88% due 05/24/2025	EUR	350,000	395,011
Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	990,000	1,115,964
Apple, Inc. Senior Notes 2.85% due 05/06/2021		367,000	378,595
Apple, Inc. Senior Notes 2.85% due 02/23/2023		352,000	359,314
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		3,510,000	3,874,454
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		916,000	1,153,293
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*		262,000	336,498
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		643,000	694,424

			8,307,553

Computers-Integrated Systems - 0.3%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024		1,986,000	2,229,285
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022		400,000	408,500

			2,637,785

Computers-Memory Devices - 0.1%

Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024		900,000	1,054,800

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		1,523,000	1,766,680
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		1,190,000	1,264,375

			3,031,055

Containers-Paper/Plastic - 0.2%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		1,354,000	1,418,315

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021		466,000	463,230

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046		175,000	176,972
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025		151,000	168,431

			345,403

Diagnostic Equipment - 0.0%

Thermo Fisher Scientific, Inc. Senior Notes 1.45% due 03/16/2027	EUR	320,000	357,280

Distribution/Wholesale - 0.1%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		1,052,000	1,067,649

Diversified Banking Institutions - 2.1%

Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	1,000,000	1,204,006
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		192,000	195,254
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		757,000	772,846
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		1,104,000	1,142,100
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		415,000	499,090
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		1,679,000	1,750,253
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		209,000	243,568
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	900,000	1,075,555
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	550,000	665,030
Goldman Sachs Group, Inc. FRS Senior Notes 2.91% due 06/05/2023		472,000	472,000
Goldman Sachs Group, Inc. FRS Senior Notes 2.92% due 10/28/2027		320,000	331,183
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		225,000	224,166
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		431,000	446,398
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		569,000	708,180
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036		49,000	61,005
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		366,000	468,057
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019		314,000	315,587
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		850,000	864,912
JPMorgan Chase & Co. FRS Senior Notes 2.78% due 04/25/2023		617,000	619,725
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048		125,000	128,551
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	750,000	877,414
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	725,000	875,980
Morgan Stanley Senior Notes 2.75% due 05/19/2022		635,000	636,104
Morgan Stanley Senior Notes 2.80% due 06/16/2020		222,000	225,813
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		439,000	460,069
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		946,000	1,034,846

			16,297,692

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		421,000	424,099

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 1.50% due 05/17/2029	EUR	635,000	712,910
General Electric Co. Senior Notes 2.13% due 05/17/2037	EUR	350,000	396,723
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026		355,000	348,407
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		295,000	366,783
Textron, Inc. Senior Notes 3.65% due 03/15/2027		268,000	271,138
Textron, Inc. Senior Notes 4.00% due 03/15/2026		315,000	326,052
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		305,000	308,713

			2,730,726

E-Commerce/Products - 0.1%

eBay, Inc. Senior Notes 3.60% due 06/05/2027		463,000	462,656

Electric Products-Misc. - 0.1%

WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	977,000	1,016,080

Electric-Generation - 0.1%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	691,000	710,812

Electric-Integrated - 0.8%

AES Corp. Senior Notes 5.50% due 03/15/2024#	832,000	863,200
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	221,000	222,720
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	131,000	132,994
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	545,000	611,610
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	322,000	330,694
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	431,000	441,112
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	288,000	293,377
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	612,000	817,005
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047	365,000	375,895
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	539,000	537,510
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	367,000	376,075
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	215,000	235,318
Southern Co. Senior Notes 1.30% due 08/15/2017	465,000	464,952
Southern Co. Senior Notes 2.95% due 07/01/2023	308,000	306,919
Southern Power Co. Senior Notes 4.95% due 12/15/2046	88,000	90,585

		6,099,966

Electric-Transmission - 0.0%

AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046	106,000	108,975

Electronic Components-Misc. - 0.0%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	237,000	236,910

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 2.35% due 05/11/2022	980,000	986,381

Energy-Alternate Sources - 0.6%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,381,000	2,488,145
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	1,844,000	1,908,540

		4,396,685

Enterprise Software/Service - 0.5%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	2,492,000	2,616,600
Oracle Corp. Senior Notes 1.90% due 09/15/2021	442,000	439,015
Oracle Corp. Senior Notes 3.85% due 07/15/2036	573,000	580,313
Oracle Corp. Senior Notes 3.90% due 05/15/2035	105,000	107,241

		3,743,169

Finance-Auto Loans - 1.1%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	5,205,000	5,406,694
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	3,208,000	3,248,100

		8,654,794

Finance-Consumer Loans - 0.8%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,385,000	2,444,625
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,439,000	1,176,382

Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022#	2,240,000	2,313,696

		5,934,703

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,650,000	1,707,750
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	314,000	312,352
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021#	446,000	446,407

		2,466,509

Finance-Investment Banker/Broker - 0.3%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	6,354
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)(6)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)(6)	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,660,000	1,713,950
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	279,000	285,951
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	286,000	287,693

		2,293,973

Finance-Leasing Companies - 0.0%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	296,000	335,926

Finance-Mortgage Loan/Banker - 0.3%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,375,000	2,377,969

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	397,000	396,581
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	173,000	173,934
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	518,000	522,260

		1,092,775

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	131,000	135,572
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	306,000	308,624
Tyson Foods, Inc. Senior Notes 4.55% due 06/02/2047	207,000	212,118

		656,314

Food-Misc./Diversified - 0.1%

Conagra Brands, Inc. Senior Notes 3.20% due 01/25/2023	184,000	186,584
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	436,000	466,896

		653,480

Food-Retail - 0.3%

Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	1,025,000	1,019,875
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*#	1,395,000	1,443,825

		2,463,700

Food-Wholesale/Distribution - 0.2%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,550,000	1,553,875

Gambling (Non-Hotel) - 0.5%

Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*#	1,482,000	1,530,165
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	2,405,000	2,618,444
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)(6)	272,905	3,684

		4,152,293

Gas-Distribution - 0.1%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	189,000	198,583
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	320,000	324,655

NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	152,000	155,788

		679,026

Home Furnishings - 0.2%

Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	1,899,000	1,906,976

Hotels/Motels - 0.2%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	1,653,000	1,776,975

Independent Power Producers - 0.5%

Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*#	2,355,000	2,284,585
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026*	1,650,000	1,637,625

		3,922,210

Industrial Gases - 0.0%

Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	122,000	125,501

Insurance-Life/Health - 0.1%

Aflac, Inc. Senior Notes 4.00% due 10/15/2046	231,000	226,685
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	184,000	200,403
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	480,000	479,988
Unum Group Senior Notes 5.75% due 08/15/2042	136,000	159,648

		1,066,724

Insurance-Multi-line - 0.2%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	288,000	352,200
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	195,000	213,357
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	1,291,000	1,303,549

		1,869,106

Insurance-Mutual - 0.1%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	249,000	253,273
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	75,000	79,542
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	287,000	286,434
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	371,000	373,396

		992,645

Insurance-Reinsurance - 0.0%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	308,000	307,106

Internet Connectivity Services - 0.4%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,494,000	1,572,435
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	1,060,000	1,139,500

		2,711,935

Internet Content-Entertainment - 0.3%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	2,281,000	2,503,398

Investment Management/Advisor Services - 0.3%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,270,000	2,276,410

Machinery-Construction & Mining - 0.4%

Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024	1,300,000	1,346,858
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*#	1,551,000	1,589,775

		2,936,633

Machinery-Farming - 0.2%

CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	1,350,000	1,397,250

Machinery-General Industrial - 0.0%

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	123,000	127,030

Marine Services - 0.2%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022*		1,530,000	1,552,950

Medical Labs & Testing Services - 0.0%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		113,000	115,215
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	220,974

			336,189

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 0.37% due 06/06/2019	EUR	715,000	805,619
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027		510,000	510,973
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047		388,000	390,968

			1,707,560

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	190,000	228,331
Amgen, Inc. Senior Notes 2.65% due 05/11/2022		418,000	420,541
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		160,000	161,817
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		314,000	325,830
Celgene Corp. Senior Notes 3.63% due 05/15/2024		336,000	348,133
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036		124,000	122,517

			1,607,169

Medical-Drugs - 0.1%

Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		198,000	214,547
Johnson & Johnson Senior Notes 3.63% due 03/03/2037		291,000	300,142

			514,689

Medical-HMO - 0.3%

Centene Corp. Senior Notes 4.75% due 01/15/2025		1,190,000	1,228,675
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		362,000	361,915
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021		302,000	303,096
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022		219,000	230,229

			2,123,915

Medical-Hospitals - 1.2%

CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023		1,495,000	1,549,941
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020#		1,600,000	1,576,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		1,639,000	1,780,446
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		2,632,000	2,622,130
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021		1,520,000	1,559,976

			9,088,493

Metal Processors & Fabrication - 0.5%

Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*		1,799,000	1,940,671
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*		630,000	652,050
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*		1,218,000	1,283,285

			3,876,006

Metal-Diversified - 0.0%

Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*		330,000	325,916

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025*#		1,609,000	1,528,550

Mining - 0.0%

Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(5)(6)		75,000	10,500

Multimedia - 0.1%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045		346,000	345,987

Viacom, Inc. Senior Notes 5.25% due 04/01/2044	122,000	121,974
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	169,000	181,288
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	153,000	153,269

		802,518

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	392,000	392,247
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	781,000	788,597
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	336,000	338,541

		1,519,385

Office Automation & Equipment - 0.2%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2025	1,180,000	1,215,400

Oil Companies-Exploration & Production - 2.6%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	348,000	414,275
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	1,850,000	1,799,125
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	174,000	176,873
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	367,000	374,340
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	260,000	188,500
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	2,850,000	2,921,250
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*#	1,725,000	1,781,062
Hess Corp. Senior Notes 4.30% due 04/01/2027	222,000	222,917
Hess Corp. Senior Notes 5.60% due 02/15/2041	429,000	444,285
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,339,000	2,230,821
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	436,000	500,705
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,659,460
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	103,000	106,747
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	1,500,000	1,518,750
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,980,000	1,742,400
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	1,924,000	1,807,963
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	1,850,000	1,951,750

		19,841,223

Oil Companies-Integrated - 0.1%

Chevron Corp. Senior Notes 1.96% due 03/03/2020	249,000	249,966
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	274,000	275,240
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	252,000	251,991

		777,197

Oil Field Machinery & Equipment - 0.2%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,399,000	1,392,005

Oil Refining & Marketing - 0.5%

Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	1,555,000	1,626,919
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023#	1,453,000	1,456,632
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*#	1,180,000	1,165,250

		4,248,801

Oil-Field Services - 0.4%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	2,708,000	1,655,265
Halliburton Co. Senior Notes 4.85% due 11/15/2035	119,000	127,460
SESI LLC Company Guar. Notes 7.13% due 12/15/2021#	1,396,000	1,392,510

		3,175,235

Paper & Related Products - 0.5%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	530,000	571,554
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*#	872,000	903,383
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	949,000	1,002,359
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	271,000	297,482
International Paper Co. Senior Notes 4.40% due 08/15/2047	151,000	151,662
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	1,247,000	1,278,923

		4,205,363

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	163,000	161,936
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046#	234,000	232,890

		394,826

Pipelines - 2.3%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	1,279,000	1,309,376
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024#	2,655,000	2,973,600
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	88,000	88,406
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	174,000	165,835
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	230,000	301,516
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	141,000	140,201
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	35,000	38,355
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	634,000	736,809
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	290,000	305,408
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045#	351,000	340,539
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,287,000	1,251,607
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	933,000	928,335
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,407,000	1,486,144
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	164,000	157,811
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	134,000	139,676
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	305,000	328,319
MPLX LP Senior Notes 4.13% due 03/01/2027	237,000	240,848
ONEOK, Inc. Senior Notes 6.00% due 06/15/2035	60,000	63,600
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	144,000	141,968
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,754,000	1,762,770
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,678,000	1,711,560

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*		2,025,000	2,055,375
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026		309,000	325,739
Williams Partners LP Senior Notes 3.75% due 06/15/2027		257,000	256,869
Williams Partners LP Senior Notes 5.10% due 09/15/2045		553,000	571,365

			17,822,031

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026		269,000	271,418

Precious Metals - 0.2%

Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024*		1,535,000	1,523,488

Racetracks - 0.2%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		1,090,000	1,179,925

Radio - 0.4%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		2,955,000	3,028,875

Real Estate Investment Trusts - 1.2%

American Tower Corp. Senior Notes 1.38% due 04/04/2025	EUR	800,000	898,802
American Tower Corp. Senior Notes 3.13% due 01/15/2027		363,000	348,385
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		1,488,000	1,506,600
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		1,510,000	1,542,978
iStar, Inc. Senior Notes 6.00% due 04/01/2022		2,281,000	2,320,917
Select Income REIT Senior Notes 4.25% due 05/15/2024		189,000	188,873
Simon Property Group LP Senior Notes 4.25% due 11/30/2046		219,000	217,248
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*		1,811,000	1,887,968

			8,911,771

Real Estate Management/Services - 0.6%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024		2,626,000	2,731,040
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*		1,920,000	1,934,400

			4,665,440

Real Estate Operations & Development - 0.2%

Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*		1,675,000	1,727,344

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*		509,000	466,406

Retail-Appliances - 0.4%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		3,370,000	3,040,212

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 3.90% due 06/15/2047		254,000	256,683

Retail-Discount - 0.1%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022		468,000	471,651

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*		212,088	224,664
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*		135,485	154,060
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*		289,336	334,322

			713,046

Retail-Misc./Diversified - 0.1%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*		988,000	1,010,230

Retail-Restaurants - 0.3%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		2,045,000	2,062,894

McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	51,000	55,495

		2,118,389

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007† (5)(6)(7)(8)	25,000	0

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,450,000	1,537,000

Savings & Loans/Thrifts - 0.5%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	483,000	483,657
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,662,000	1,855,257
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,028,000	1,218,464

		3,557,378

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	348,000	349,331
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	162,000	161,644

		510,975

Semiconductor Equipment - 0.0%

Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	206,000	216,499

Steel-Producers - 0.2%

AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	1,595,000	1,724,594

Telecom Services - 0.2%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,430,000	1,452,337

Telecommunication Equipment - 0.2%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	1,771,000	1,837,413

Telephone-Integrated - 0.6%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	771,000	775,605
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	424,000	383,313
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	533,000	516,537
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	59,000	56,833
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	260,000	272,572
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	187,000	198,808
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	272,000	270,047
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	462,000	471,287
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	190,000	185,493
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	675,000	630,815
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	597,000	636,727

		4,398,037

Television - 0.1%

Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	515,000	569,075

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.25% due 09/15/2026	152,000	147,869
GATX Corp. Senior Notes 3.85% due 03/30/2027	245,000	248,619

		396,488

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	154,000	155,661
CSX Corp. Senior Notes 4.25% due 11/01/2066	172,000	166,159

		321,820

Transport-Services - 0.1%

United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022		416,000	419,310

Travel Services - 0.2%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		1,400,000	1,468,250

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		162,000	166,816

Wire & Cable Products - 0.3%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		2,257,000	2,223,145

Total U.S. Corporate Bonds & Notes
(cost $321,383,743)			330,491,753

FOREIGN CORPORATE BONDS & NOTES - 19.9%
Aerospace/Defense - 0.1%

Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027		370,000	383,276

Aerospace/Defense-Equipment - 0.0%

Airbus SE Senior Notes 3.95% due 04/10/2047*		292,000	298,360

Agricultural Chemicals - 0.1%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		880,000	892,100

Airlines - 0.0%

Latam Airlines Group SA Senior Notes 7.25% due 06/09/2020*		300,000	313,800

Airport Development/Maintenance - 0.1%

Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2022	EUR	620,000	744,917

Appliances - 0.1%

Arcelik AS Senior Notes 5.00% due 04/03/2023		605,000	611,413

Auto-Cars/Light Trucks - 0.3%

RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	800,000	961,134
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	1,000,000	1,135,347

			2,096,481

Auto/Truck Parts & Equipment-Original - 0.2%

Nemak SAB de CV Senior Notes 5.50% due 02/28/2023		1,200,000	1,240,500

Banks-Commercial - 2.7%

ADCB Finance Cayman, Ltd. Company Guar. Notes 4.50% due 03/06/2023		325,000	337,594
Akbank TAS Senior Notes 5.13% due 03/31/2025		870,000	853,687
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		450,000	491,062
Banco Macro SA VRS Sub. Notes 6.75% due 11/04/2026*		330,000	340,362
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		350,000	366,030
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		1,045,000	1,120,405
Bank of Montreal Senior Notes 2.10% due 12/12/2019		194,000	194,753
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	725,000	1,024,813
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	400,000	513,015
BPCE SA Senior Notes 3.00% due 05/22/2022*		570,000	572,797
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		675,000	688,912
Credit Suisse AG VRS Sub. Notes 5.75% due 09/18/2025	EUR	1,100,000	1,397,868
Danske Bank A/S VRS Sub. Notes 3.88% due 10/04/2023	EUR	625,000	735,652
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		398,000	399,485
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*		485,000	486,306
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	1,200,000	1,596,897
HSBC Bank PLC VRS Sub. Notes 5.00% due 03/20/2023	GBP	800,000	1,060,692
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		350,000	382,579

Intesa Sanpaolo SpA Senior Notes 1.13% due 01/14/2020	EUR	900,000	1,032,448
Intesa Sanpaolo SpA Sub. Notes 6.63% due 09/13/2023	EUR	600,000	819,875
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		314,000	314,643
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		1,083,000	1,088,846
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		474,000	475,585
PKO Bank Polski SA Via PKO Finance AB Senior Notes 4.63% due 09/26/2022		235,000	251,098
Santander Issuances SAU Company Guar. Notes 3.25% due 04/04/2026	EUR	900,000	1,073,569
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	201,908
Standard Chartered PLC Sub. Notes 3.13% due 11/19/2024	EUR	1,150,000	1,417,917
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021		442,000	435,008
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031		227,000	222,834
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021		350,000	353,937
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*		200,000	202,250
Union National Bank PJSC Senior Notes 2.75% due 10/05/2021		340,000	335,692
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031		221,000	227,523

			21,016,042

Banks-Money Center - 0.3%

ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	425,000	536,845
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	800,000	1,167,749
Lloyds Bank PLC Sub. Notes 9.63% due 04/06/2023	GBP	325,000	580,403

			2,284,997

Banks-Special Purpose - 0.2%

Development Bank of Kazakhstan Senior Notes 4.13% due 12/10/2022		425,000	431,516
Nederlandse Waterschapsbank NV Senior Notes 1.13% due 01/28/2019	EUR	675,000	778,045

			1,209,561

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		648,000	651,872

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		498,000	506,388

Brewery - 0.1%

Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	550,000	666,397
Heineken NV Senior Notes 4.35% due 03/29/2047*		202,000	208,861

			875,258

Building Products-Cement - 0.0%

St Marys Cement, Inc. Company Guar. Notes 5.75% due 01/28/2027*		350,000	343,875

Building-Residential/Commercial - 0.3%

Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		1,250,000	1,278,125
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*		1,195,000	1,209,938

			2,488,063

Cable/Satellite TV - 1.9%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		3,080,000	3,391,850
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#		2,540,000	2,771,775
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		4,767,000	5,157,275

UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		1,470,000	1,525,713
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*		1,625,000	1,650,236

			14,496,849

Cellular Telecom - 0.2%

Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		350,000	364,384
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	249,624
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023		325,000	360,568
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		200,000	215,500

			1,190,076

Chemicals-Diversified - 0.3%

Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		310,000	315,273
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027		336,000	333,656
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,555,000	1,558,888

			2,207,817

Computers-Memory Devices - 0.3%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		2,050,000	2,047,663

Cruise Lines - 0.4%

NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*		1,465,000	1,508,950
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		1,650,000	1,762,447

			3,271,397

Diversified Banking Institutions - 1.5%

Barclays PLC Sub. Notes 4.84% due 05/09/2028		270,000	276,816
BNP Paribas SA Senior Notes 1.13% due 10/10/2023	EUR	850,000	966,403
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		671,000	694,203
Credit Agricole SA Senior Notes 1.88% due 12/20/2026	EUR	1,200,000	1,377,773
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*		485,000	501,155
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		747,000	771,032
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023		361,000	366,940
HSBC Holdings PLC FRS Senior Notes 4.04% due 03/13/2028		401,000	414,839
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		652,000	683,994
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		386,000	392,624
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		396,000	390,434
Royal Bank of Scotland Group PLC VRS Senior Notes 2.00% due 03/08/2023	EUR	1,125,000	1,299,435
Royal Bank of Scotland Group PLC FRS Senior Notes 3.50% due 05/15/2023		200,000	200,445
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	203,795
UBS AG VRS Sub. Notes 4.75% due 02/12/2026	EUR	1,400,000	1,742,744
UniCredit SpA Senior Notes 2.00% due 03/04/2023	EUR	900,000	1,044,230

			11,326,862

Diversified Financial Services - 0.1%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		719,000	774,518

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*#		893,000	900,463

Diversified Minerals - 0.2%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*#		1,795,000	1,817,438

Diversified Operations - 0.1%

KOC Holding AS Senior Notes 5.25% due 03/15/2023		1,070,000	1,118,150

E-Commerce/Products - 0.1%

Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		500,000	512,698

Electric-Distribution - 0.0%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	318,097

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*		200,000	206,290
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		200,000	203,500
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		419,000	420,322
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		41,000	42,772

			872,884

Electric-Integrated - 0.2%

Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		360,000	356,131
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*#		204,000	205,425
Pampa Energia SA Senior Notes 7.50% due 01/24/2027*		810,000	854,550

			1,416,106

Energy-Alternate Sources - 0.1%

Genneia SA Senior Notes 8.75% due 01/20/2022*		325,000	347,685

Finance-Leasing Companies - 0.3%

Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023#		2,285,000	2,440,677

Food-Meat Products - 0.1%

BRF SA Senior Notes 7.75% due 05/22/2018*(5)	BRL	1,000,000	299,757
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	198,250

			498,007

Food-Misc./Diversified - 0.0%

BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	186,500

Food-Retail - 0.1%

Casino Guichard Perrachon SA Senior Notes 3.58% due 02/07/2025	EUR	900,000	1,048,280

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		955,000	1,042,745

Gas-Distribution - 0.1%

China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		780,000	829,847

Gas-Transportation - 0.0%

Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		320,000	330,000

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		174,000	191,179
Polyus Gold International, Ltd. Company Guar. Notes 5.25% due 02/07/2023		340,000	350,902

			542,081

Hazardous Waste Disposal - 0.3%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*		2,215,000	2,256,531

Insurance-Life/Health - 0.0%

Manulife Financial Corp. FRS Sub. Notes 4.06% due 02/24/2032		245,000	249,100

Insurance-Multi-line - 0.1%

Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	400,000	517,202
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		200,000	207,394

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045#		352,000	369,436

			1,094,032

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		166,000	170,584

Investment Companies - 0.2%

Huarong Finance II Co., Ltd. Company Guar. Notes 3.25% due 06/03/2021		350,000	347,771
Huarong Finance II Co., Ltd. Company Guar. Notes 5.00% due 11/19/2025		790,000	826,284

			1,174,055

Investment Management/Advisor Services - 0.2%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	608,557
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		276,000	281,855
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*		311,000	324,965

			1,215,377

Medical-Drugs - 0.3%

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026#		335,000	314,619
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		1,884,000	1,992,349

			2,306,968

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		395,000	403,660

Metal Processors & Fabrication - 0.1%

Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025		735,000	746,025

Metal-Copper - 0.6%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		2,755,000	2,782,550
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*		470,000	473,231
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*#		1,407,000	1,511,653

			4,767,434

Metal-Diversified - 0.2%

Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	400,000	599,820
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025#		334,000	351,590
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*#		330,000	330,000

			1,281,410

Metal-Iron - 0.3%

NLMK Group Senior Notes 4.50% due 06/15/2023		350,000	356,266
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		370,000	401,450
Vale SA Senior Notes 3.75% due 01/10/2023	EUR	1,000,000	1,195,500

			1,953,216

Oil & Gas Drilling - 0.1%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*#		1,472,000	736,000

Oil Companies-Exploration & Production - 0.9%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		389,000	503,541
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047		164,000	166,622
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		400,000	399,200
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		4,150,000	3,558,625
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#		1,590,000	1,554,225
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		350,000	389,151
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		500,000	486,750

			7,058,114

Oil Companies-Integrated - 1.4%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	810,000	809,865
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	268,000	267,668
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	249,000	258,068
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*#	242,000	241,075
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047*	245,000	238,548
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	300,000	294,000
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	325,000	355,518
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023	350,000	360,517
Lukoil International Finance BV Company Guar. Notes 4.75% due 11/02/2026*	330,000	339,900
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	600,000	638,678
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	620,000	583,110
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	330,000	353,694
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026	320,000	372,400
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024	2,150,000	847,100
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	82,000	73,464
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	2,252,000	2,311,565
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	500,000	513,986
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	1,000,000	1,063,408
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022	300,000	308,247
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	293,000	292,883
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	320,000	322,670
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	338,000	340,973

		11,187,337

Oil Refining & Marketing - 0.3%

Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*	1,110,000	1,151,625
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027*	200,000	205,500
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027	230,000	236,325
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*	500,000	517,478
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	205,901
Ultrapar International SA Company Guar. Notes 5.25% due 10/06/2026*#	200,000	199,900

		2,516,729

Oil-Field Services - 0.2%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	1,625,000	1,671,719

Paper & Related Products - 0.5%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	800,000	814,000
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	1,703,000	1,724,288
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024	250,000	263,250
Inversiones CMPC SA Notes 4.38% due 05/15/2023	250,000	258,401
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*	200,000	202,250
Suzano Austria GmbH Company Guar. Notes 5.75% due 07/14/2026*	400,000	413,800

		3,675,989

Petrochemicals - 0.1%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		350,000	372,750
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026*		340,000	345,970

			718,720

Pipelines - 0.0%

Enbridge, Inc. Senior Notes 5.50% due 12/01/2046		221,000	247,408

Printing-Commercial - 0.4%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		3,100,000	3,200,750

Real Estate Investment Trusts - 0.0%

Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	205,500

Real Estate Operations & Development - 0.1%

Yuzhou Properties Co., Ltd. Company Guar. Notes 6.00% due 01/25/2022		800,000	820,483

Retail-Major Department Stores - 0.0%

El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*#		200,000	196,750

Satellite Telecom - 0.5%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023#		1,795,000	1,476,387
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		2,061,000	2,308,320

			3,784,707

Semiconductor Components-Integrated Circuits - 0.1%

NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		825,000	891,000

Semiconductor Equipment - 0.2%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,470,000	1,526,036

Sovereign Agency - 0.2%

European Stability Mechanism Senior Notes 0.88% due 10/15/2019	EUR	1,625,000	1,884,981

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(5)(6)(7)(8)		560,000	0

Steel-Producers - 0.3%

ArcelorMittal Senior Notes 6.13% due 06/01/2025#		1,665,000	1,866,881
Evraz Group SA Senior Notes 5.38% due 03/20/2023*		350,000	352,363

			2,219,244

SupraNational Banks - 0.4%

European Investment Bank Senior Notes 0.38% due 04/14/2026	EUR	1,700,000	1,897,758
European Investment Bank Senior Notes 1.63% due 08/14/2020		813,000	811,201
North American Development Bank Senior Notes 2.30% due 10/10/2018		411,000	414,715

			3,123,674

Telecom Services - 0.0%

Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		300,000	320,542

Telephone-Integrated - 0.2%

Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*		196,000	190,533
Oi SA Senior Notes 9.75% due 09/15/2016*†(5)(7)(8)	BRL	530,000	42,379
Ooredoo International Finance, Ltd. Company Guar. Notes 3.25% due 02/21/2023		330,000	331,337
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		440,000	528,000
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027		301,000	311,396
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		457,000	485,128

			1,888,773

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*#		475,000	481,299

Transport-Rail - 0.3%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		215,000	266,505
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		2,000,000	2,180,000

			2,446,505

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022		700,000	684,974

Total Foreign Corporate Bonds & Notes
(cost $152,168,226)			154,599,369

FOREIGN GOVERNMENT OBLIGATIONS - 15.6%
Banks-Special Purpose - 0.3%
Brazilian Development Bank Senior Notes 4.75% due 05/09/2024*#		480,000	469,728
Corp Financiera de Desarrollo SA Senior Notes 4.75% due 02/08/2022		1,100,000	1,177,770
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		900,000	993,240

			2,640,738

Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		335,000	335,020

Sovereign - 14.8%

Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	524,700
Dominican Republic Senior Bonds 5.95% due 01/25/2027*#		1,700,000	1,783,793
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,700,000	1,800,283
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		400,000	447,032
Dominican Republic Senior Bonds 7.45% due 04/30/2044		1,100,000	1,243,000
Dominican Republic Senior Bonds 8.63% due 04/20/2027		600,000	715,512
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	460,000	689,543
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	800,000	1,530,485
Government of Egypt Senior Notes 5.75% due 04/29/2020		850,000	875,695
Government of Egypt Senior Notes 6.13% due 01/31/2022*		750,000	770,625
Government of Egypt Senior Notes 6.88% due 04/30/2040		450,000	426,195
Government of Egypt Senior Notes 8.50% due 01/31/2047		1,520,000	1,626,522
Government of Jamaica Senior Notes 6.75% due 04/28/2028		400,000	456,776
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,000,000	1,189,490
Government of Japan Senior Notes 0.10% due 12/20/2026	JPY	175,000,000	1,589,300
Government of Romania Senior Notes 6.13% due 01/22/2044		380,000	478,800
Government of Ukraine Senior Notes 7.75% due 09/01/2021		1,200,000	1,214,088
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,050,000	1,043,668
Government of Ukraine Senior Notes 7.75% due 09/01/2026		1,600,000	1,562,880
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		900,000	900,630
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		900,000	900,630
Kingdom of Jordan Senior Notes 6.13% due 01/29/2026*		1,280,000	1,320,325
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		420,000	466,410
Republic of Argentina Senior Notes 5.63% due 01/26/2022#		1,600,000	1,667,200
Republic of Argentina Senior Notes 7.63% due 04/22/2046		930,000	988,590
Republic of Argentina Senior Notes 8.28% due 12/31/2033		2,453,567	2,752,902
Republic of Chile Senior Notes 3.13% due 01/21/2026		800,000	818,840
Republic of Colombia Senior Notes 4.38% due 07/12/2021		500,000	532,500
Republic of Colombia Senior Notes 8.13% due 05/21/2024		900,000	1,144,800
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		700,000	733,250
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*(6)		1,790,000	1,790,000

Republic of Ecuador Senior Notes 9.65% due 12/13/2026*	3,550,000	3,585,500
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*	3,700,000	3,820,250
Republic of Ghana Senior Bonds 7.88% due 08/07/2023	2,190,000	2,233,800
Republic of Ghana Senior Notes 8.13% due 01/18/2026	900,000	915,822
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*(6)	980,000	970,220
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,500,000	1,547,115
Republic of Guatemala Senior Notes 5.75% due 06/06/2022	1,300,000	1,422,512
Republic of Honduras Senior Notes 6.25% due 01/19/2027	1,750,000	1,817,112
Republic of Hungary Senior Notes 5.38% due 02/21/2023	1,200,000	1,334,933
Republic of Indonesia Senior Notes 3.70% due 01/08/2022*	200,000	205,246
Republic of Indonesia Senior Notes 3.70% due 01/08/2022	1,500,000	1,539,348
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024	600,000	682,658
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	2,900,000	2,829,356
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	300,000	302,475
Republic of Kenya Senior Notes 6.88% due 06/24/2024	900,000	926,055
Republic of Lebanon Senior Notes 4.00% due 12/31/2017	113,300	112,958
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	780,000	786,986
Republic of Lebanon Senior Notes 6.60% due 11/27/2026	2,110,000	2,116,342
Republic of Lebanon Senior Notes 6.65% due 04/22/2024	1,600,000	1,637,984
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	340,000	371,042
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	1,000,000	1,176,000
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,275,000	1,448,400
Republic of Namibia Senior Notes 5.25% due 10/29/2025	1,200,000	1,230,240
Republic of Panama Senior Notes 3.75% due 03/16/2025	500,000	515,625
Republic of Panama Senior Notes 5.20% due 01/30/2020	750,000	814,875
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	2,870,000	3,128,386
Republic of Peru Senior Notes 4.13% due 08/25/2027#	377,000	411,872
Republic of Peru Senior Notes 5.63% due 11/18/2050	650,000	798,850
Republic of Peru Senior Notes 6.55% due 03/14/2037	560,000	740,600
Republic of Peru Senior Notes 8.75% due 11/21/2033	1,500,000	2,316,450
Republic of Poland Senior Notes 3.00% due 03/17/2023	4,350,000	4,419,600
Republic of Poland Senior Notes 5.00% due 03/23/2022	300,000	332,274
Republic of Serbia Senior Notes 7.25% due 09/28/2021	2,100,000	2,414,559
Republic of South Africa Senior Notes 4.67% due 01/17/2024	2,000,000	2,053,440
Republic of South Africa Senior Notes 6.25% due 03/08/2041	2,700,000	3,017,682
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*	550,000	585,352

Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		2,130,000	2,266,910
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		700,000	746,501
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		2,000,000	2,132,860
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		2,900,000	3,088,152
Republic of Turkey Senior Notes 3.25% due 03/23/2023		2,130,000	2,012,211
Republic of Turkey Senior Notes 6.00% due 03/25/2027		800,000	859,229
Republic of Turkey Senior Notes 6.25% due 09/26/2022		550,000	600,321
Republic of Turkey Senior Notes 7.25% due 03/05/2038		550,000	655,055
Republic of Turkey Senior Notes 11.88% due 01/15/2030		450,000	723,154
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		2,100,000	984,480
Republic of Venezuela Senior Notes 9.25% due 05/07/2028		1,600,000	772,000
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		1,700,000	820,250
Russian Federation Senior Notes 4.88% due 09/16/2023		1,400,000	1,519,734
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	466,522
Sultanate of Oman Senior Bonds 6.50% due 03/08/2047*		1,115,000	1,201,243
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	250,000	447,105
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	200,000	373,187
United Mexican States Senior Notes 4.13% due 01/21/2026#		1,750,000	1,816,500
United Mexican States Senior Notes 4.15% due 03/28/2027		1,439,000	1,485,696
United Mexican States Senior Notes 4.35% due 01/15/2047		1,271,000	1,185,207
United Mexican States Senior Bonds 4.75% due 03/08/2044		171,000	169,547
United Mexican States Senior Notes 6.05% due 01/11/2040		1,550,000	1,806,680

			114,678,927

SupraNational Banks - 0.4%

European Investment Bank Senior Notes 4.25% due 04/15/2019	EUR	2,325,000	2,843,986

Total Foreign Government Obligations
(cost $118,970,058)			120,498,671

U.S. GOVERNMENT AGENCIES - 12.8%
Federal Home Loan Mtg. Corp. - 4.9%

2.50% due 01/01/2028		263,499	268,402
2.50% due 04/01/2028		586,605	597,529
2.50% due 03/01/2031		352,739	356,891
2.78% due 02/01/2037 FRS		33,809	35,180
3.00% due 04/01/2043		512,180	517,800
3.00% due 08/01/2043		711,471	718,212
3.00% due 07/01/2045		4,660,650	4,686,512
3.00% due 05/01/2046		1,332,751	1,340,150
3.00% due 08/01/2046		1,904,402	1,914,975
3.00% June 15 TBA		1,800,000	1,858,008
3.00% June 30 TBA		3,759,000	3,777,722
3.46% due 11/01/2037 FRS		231,658	246,047
3.50% due 03/01/2042		338,273	350,981
3.50% due 04/01/2042		617,330	640,517
3.50% due 08/01/2042		606,676	630,212
3.50% due 09/01/2043		55,175	57,214
3.50% due 07/01/2045		6,111,170	6,325,178
3.50% due 08/01/2045		314,610	326,468
4.00% due 12/01/2043		3,324,007	3,538,868
4.00% due 10/01/2045		162,653	171,866
4.00% due 01/01/2046		419,997	446,585
4.50% due 02/01/2020		9,001	9,223
4.50% due 08/01/2020		4,700	4,816
4.50% due 03/01/2023		24,644	25,251
4.50% due 03/01/2039		2,232,373	2,429,315
4.50% due 07/01/2040		1,309,127	1,428,743
4.50% due 03/01/2046		2,039,389	2,199,952
5.00% due 05/01/2034		80,345	89,325
5.00% due 11/01/2043		63,451	69,877
5.50% due 06/01/2022		26,454	27,998
5.50% due 07/01/2035		22,803	25,692
6.00% due 03/01/2040		66,296	75,200
6.50% due 02/01/2036		12,260	13,790
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.81% due 09/15/2039(2)(3)(11)		236,427	33,731

Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2017-HQA1, Class M1
2.22% due 08/25/2029 FRS(2)	294,317	296,192
Series 2015-DNA1, Class M2
2.87% due 10/25/2027 FRS(2)	450,000	460,488
Series 2014-DN1, Class M2
3.22% due 02/25/2024 FRS(2)	610,000	626,473
Series 2014-HQ2, Class M2
3.22% due 09/25/2024 FRS(2)	930,000	956,497
Series 2014-HQ3, Class M2
3.67% due 10/25/2024 FRS(2)	371,067	374,424
Series 2015-HQA1, Class M2
3.67% due 03/25/2028 FRS(2)	324,130	332,582

		38,284,886

Federal National Mtg. Assoc. - 6.5%

2.50% due 12/01/2026	934,679	952,421
2.50% due 09/01/2027	1,441,082	1,466,943
2.50% due 02/01/2031	453,034	458,010
2.50% due 05/01/2031	2,322,929	2,348,441
2.79% due 10/01/2035 FRS	210,087	221,176
2.88% due 11/01/2036 FRS	90,940	96,186
2.89% due 09/01/2035 FRS	172,600	181,023
3.00% due 04/01/2027	1,522,408	1,576,104
3.00% due 10/01/2027	283,609	293,603
3.00% due 12/01/2027	262,612	271,144
3.00% due 10/01/2030	452,533	467,222
3.00% due 12/01/2042	191,291	193,400
3.00% due 05/01/2043	399,946	404,334
3.00% due 06/01/2045	359,384	363,623
3.01% due 05/01/2037 FRS	52,830	55,540
3.08% due 10/01/2040 FRS	57,859	61,204
3.26% due 07/01/2039 FRS	162,761	171,572
3.26% due 10/01/2040 FRS	110,538	116,603
3.31% due 08/01/2035 FRS	128,306	136,885
3.33% due 05/01/2040 FRS	210,737	222,331
3.50% due 09/01/2026	263,543	276,488
3.50% due 08/01/2027	91,145	95,492
3.50% due 10/01/2028	281,483	295,727
3.50% due 07/01/2042	129,064	132,166
3.50% due 08/01/2042	454,175	467,778
3.50% due 04/01/2045	2,520,619	2,608,437
3.50% due 08/01/2045	483,530	500,365
3.50% due 10/01/2045	552,039	572,017
3.50% due 11/01/2045	511,178	528,302
3.50% due 12/01/2045	4,560,000	4,712,757
3.50% due 07/01/2046	6,518,280	6,762,533
3.50% June 15 TBA	3,039,000	3,181,453
4.00% due 11/01/2025	155,768	165,027
4.00% due 12/01/2040	41,716	44,259
4.00% due 01/01/2043	2,544,005	2,712,068
4.00% due 10/01/2043	642,955	684,341
4.00% due 10/01/2044	340,749	360,179
4.00% due 02/01/2045	3,928,745	4,187,994
4.00% due 02/01/2046	2,336,681	2,469,923
4.00% due 06/01/2046	878,617	928,718
4.00% due 01/01/2047	33,052	34,936
4.50% due 06/01/2019	8,705	8,927
4.50% due 03/01/2042	344,907	373,392
4.50% due 08/01/2045	5,342,102	5,873,776
5.00% due 01/01/2023	52,728	55,846
5.00% due 04/01/2023	37,192	39,521
5.00% due 03/01/2037	7,372	8,098
5.00% due 05/01/2040	242,568	267,590
5.00% due 06/01/2040	82,692	90,990
5.00% due 07/01/2040	28,017	30,840
5.00% due 02/01/2045	750,062	833,054
5.50% due 08/01/2037	307,133	343,828
5.50% due 06/01/2038	38,753	43,392
6.00% due 02/01/2032	3,401	3,848
6.00% due 10/01/2034	133	151
6.00% due 09/01/2038	79,873	90,393
6.00% due 11/01/2038	23,599	26,707
6.00% due 06/01/2040	19,981	22,622
6.50% due 11/01/2037	58,253	67,758

		49,959,458

Government National Mtg. Assoc. - 1.4%

3.00% due 02/20/2045	244,712	249,707
3.00% due 05/20/2045	208,035	212,268
3.00% due 07/20/2045	63,304	64,592
3.00% due 11/20/2045	2,581,307	2,633,825
3.00% due 03/20/2046	502,162	512,379
3.00% due 04/20/2046	3,877,258	3,956,143
3.00% June 30 TBA	281,000	286,433
3.50% due 03/20/2045	196,165	204,868
3.50% due 05/20/2046	2,586,832	2,701,597

		10,821,812

Tennessee Valley Authority - 0.0%

Tennessee Valley Authority 1.75% due 10/15/2018	316,000	318,069

Total U.S. Government Agencies
(cost $100,411,234)		99,384,225

U.S. GOVERNMENT TREASURIES - 1.6%

United States Treasury Bonds 2.25% due 08/15/2046	2,500,000	2,190,625
3.38% due 05/15/2044	40,000	44,058
4.50% due 02/15/2036#	599,000	776,477

		3,011,160

United States Treasury Notes - 1.2%

0.13% due 04/15/2018 TIPS(10)	1,233,952	1,234,900
1.13% due 07/31/2021	1,527,000	1,493,895
1.38% due 08/31/2020	1,500,000	1,493,847
1.63% due 05/15/2026	1,238,000	1,182,483
1.75% due 09/30/2022	2,500,000	2,491,015
1.88% due 04/30/2022#	1,500,000	1,508,320

		9,404,460

Total U.S. Government Treasuries
(cost $12,349,184)		12,415,620

LOANS - 0.2%
E-Commerce/Services - 0.2%

RentPath LLC FRS 2nd Lien 10.00% due 12/17/2022(12)(13)(14) (cost $1,202,643)		1,243,597	1,193,853

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(5)(6) (cost $3)		316	225,508

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%		8,875	215,308

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		3,292	20,410

Telecom Services - 0.1%

Qwest Corp. 6.13%#		10,575	258,664

Total Preferred Securities
(cost $537,079)			494,382

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.5%
Banks-Commercial - 0.0%

Standard Chartered PLC VRS 7.50% due 04/02/2022*#(4)		223,000	236,659

Banks-Super Regional - 0.1%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(4)		482,000	479,590
SunTrust Banks, Inc. FRS 5.05% due 06/15/2022(4)		575,000	576,725
Wells Fargo Capital X 5.95% due 12/01/2086		167,000	185,170

			1,241,485

Diversified Banking Institutions - 0.5%

Citigroup, Inc. FRS Series P 5.95% due 05/15/2025(4)		1,913,000	2,015,824
HSBC Holdings PLC VRS 6.00% due 05/22/2027(4)		561,000	572,571
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024#(4)		608,000	655,120
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(4)		245,000	267,976
Societe Generale SA VRS 7.88% due 12/18/2023*#(4)		551,000	604,722

			4,116,213

Electric-Generation - 0.1%

Electricite de France SA VRS 5.38% due 01/29/2025(4)	EUR	400,000	488,028

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054		280,000	293,300
Southern Co. FRS Series B 5.50% due 03/15/2057		290,000	304,441

			597,741

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00†(5)(6)		101,000	10

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		413,000	422,210

Financial Guarantee Insurance - 0.4%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		3,095,000	2,878,350

Food-Dairy Products - 0.2%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,803,000	2,019,360

Gas-Distribution - 0.0%

Centrica PLC VRS 3.00% due 04/10/2076	EUR	225,000	255,281

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045#		137,000	146,974
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,162,000	1,263,675

			1,410,649

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066		457,000	521,382
Zurich Finance UK PLC VRS 6.63% due 10/02/2022(4)	GBP	460,000	706,780

			1,228,162

Multimedia - 0.1%

Viacom, Inc. FRS 5.88% due 02/28/2057#		403,000	416,098

Oil Companies-Integrated - 0.1%

TOTAL SA VRS 3.88% due 05/18/2022(4)	EUR	625,000	755,803

Pipelines - 0.1%

TransCanada Trust FRS 5.30% due 03/15/2077#		456,000	467,400
TransCanada Trust FRS 5.63% due 05/20/2075		174,000	182,265

			649,665

Telephone-Integrated - 0.3%

Orange SA VRS 4.00% due 10/01/2021(4)	EUR	1,235,000	1,492,596

Telefonica Europe BV VRS 5.88% due 03/31/2024(4)	EUR	600,000	765,566

			2,258,162

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#		550,000	578,875

Total Preferred Securities/Capital Securities
(cost $18,023,551)			19,552,751

Total Long-Term Investment Securities
(cost $737,791,615)			751,510,449

SHORT-TERM INVESTMENT SECURITIES - 8.0%
Registered Investment Companies - 4.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.77%(16)(17)		34,107,876	34,107,876

Time Deposits - 3.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 06/01/2017		$27,959,000	27,959,000

Total Short-Term Investment Securities
(cost $62,066,876)			62,066,876

TOTAL INVESTMENTS
(cost $799,858,491)(15)		104.9%	813,577,325
Liabilities in excess of other assets		(4.9)	(37,976,744)

NET ASSETS		100.0%	$775,600,581

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2017, the aggregate value of these securities was $219,592,496 representing 28.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Illiquid security. At May 31, 2017, the aggregate value of these securities was $639,297 representing 0.1% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(7)	Company has filed for bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	Denominated in United States Dollars unless otherwise indicated.
(10)	Principal amount of security is adjusted for inflation.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2017.
(12)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(15)	See Note 4 for cost of investments on a tax basis.
(16)	At May 31, 2017, the Fund had loaned securities with a total value of $62,333,933. This was secured by collateral of $34,107,876, which was received in cash and subsequently invested in short-term investments currently valued at $34,107,876 as reported in the portfolio of investments. Additional collateral of $29,660,700 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	1.34% to 31.68%	05/15/2018 to 09/15/2046	$286,143
Federal National Mtg. Assoc.	1.57% to 19.13%	11/25/2031 to 05/25/2046	10,755
Government National Mtg. Assoc.	1.21% to 12.42%	12/16/2024 to 05/16/2059	525,043
United States Treasury Bills	0.00%	07/20/2017 to 01/04/2018	142,802
United States Treasury Notes/Bonds	0.13% to 3.38%	04/15/2018 to 05/15/2046	28,695,957

(17)	The rate shown is a 7-day yield as of May 31, 2017.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2017 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL	- Brazilian Real
EUR	- Euro Currency
GBP	- British Pound
JPY	- Japanese Yen

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A	EUR	31,940,000	USD	33,939,480	06/16/2017	$—	$(1,965,944)
	EUR	12,770,000	USD	13,952,093	07/14/2017	—	(425,225)
	GBP	4,200,000	USD	5,434,162	06/16/2017	20,405	—
	JPY	176,322,000	USD	1,548,366	06/16/2017	—	(44,621)
	USD	1,593,004	GBP	1,237,000	06/16/2017	1,476	—

Net Unrealized Appreciation/(Depreciation)						$21,881	$(2,435,790)

EUR - Eur Currency

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$12,654,317	$—	$12,654,317
U.S. Corporate Bonds & Notes:
Airlines	—	2,513,457	57,434	2,570,891
Finance-Investment Banker/Broker	—	2,293,948	25	2,293,973
Gambling (Non-Hotel)	—	4,148,609	3,684	4,152,293
Mining	—	—	10,500	10,500
Rubber/Plastic Products	—	—	0	0
Other Industries	—	321,464,096	—	321,464,096
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	154,599,369	—	154,599,369
Foreign Government Obligations:
Sovereign	—	111,918,707	2,760,220	114,678,927
Other Industries	—	5,819,744	—	5,819,744
U.S. Government Agencies	—	99,384,225	—	99,384,225
U.S. Government Treasuries	—	12,415,620	—	12,415,620
Loans	—	1,193,853	—	1,193,853
Common Stocks	—	—	225,508	225,508
Preferred Securities	494,382	—	—	494,382
Preferred Securities/Capital Securities :
Finance-Investment Banker/Broker	—	—	10	10
Other Industries	—	19,552,741	—	19,552,741
Short-Term Investment Securities:
Registered Investment Companies	34,107,876	—	—	34,107,876
Time Deposits	—	27,959,000	—	27,959,000

Total Investments at Value	$34,602,258	$775,917,686	$3,057,381	$813,577,325

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$21,881	$—	$21,881

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,435,790	$—	$2,435,790

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2017 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of May 31, 2017, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging), enhance returns, and as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that no credit event occurred during the term of the swap. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of May 31, 2017, by their primary underlying risk. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2017, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$75,839	$—	$75,839
Small Cap Value	—	—	—	—
Socially Responsible	6,060	—	—	6,060
Strategic Bond	—	—	21,881	21,881

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$—	$20,293	$20,293
Small Cap Value	10,800	—	—	10,800
Socially Responsible	—	—	—	—
Strategic Bond	—	—	2,435,790	2,435,790

(1)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Small Cap Value	$(182,334)
Socially Responsible	514,766

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

Note 3. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2017
VALIC Co. I Blue Chip Growth Fund	$—	$1,378,148	$15,321,422	$1,378,148	$2,214,368	$172,281	$1,053,761	$15,711,244
VALIC Co. I Capital Conservation Fund	161,455	7,864	5,985,390	8,652,347	2,019,291	(8,167)	(117,047)	12,493,232
VALIC Co. I Dividend Value Fund	353,073	1,525,322	17,130,245	1,878,395	—	—	120,570	19,129,210
VALIC Co. I Emerging Economies Fund	222,924	—	9,933,574	19,212,466	30,848,328	1,592,411	109,877	—
VALIC Co. I Foreign Value Fund	532,274	—	26,622,335	532,274	3,655,628	(207,836)	3,599,629	26,890,774
VALIC Co. I Global Real Estate Fund	1,618,663	1,995,020	54,356,225	4,998,868	23,109,997	(2,077,575)	(2,870,911)	31,296,610
VALIC Co. I Government Securities Fund	186,807	—	7,401,700	7,859,301	4,289,995	(89,532)	(141,154)	10,740,320
VALIC Co. I Inflation Protected Fund	86,941	50,628	3,256,539	40,313,725	—	—	701,326	44,271,590
VALIC Co. I International Equities Index Fund	448,593	—	33,545,328	3,192,227	19,755,203	(1,365,756)	3,162,167	18,778,763
VALIC Co. I International Government Bond Fund	—	—	531,777	7,435,978	1,026,679	(25,481)	(83,301)	6,832,294
VALIC Co. I International Growth Fund	166,270	—	17,423,681	166,270	8,444,983	(1,453,597)	2,638,676	10,330,047
VALIC Co. I Large Cap Core Fund	—	—	—	2,773,042	—	—	52,341	2,825,383
VALIC Co. I Mid Cap Index Fund	377,158	2,582,696	26,564,486	9,927,958	—	—	75,516	36,567,960
VALIC Co. I Mid Cap Strategic Growth Fund	—	332,788	5,997,163	698,279	1,222,961	(203,187)	472,780	5,742,074
VALIC Co. I Nasdaq-100 Index Fund	52,150	325,415	12,357,276	377,565	5,978,856	2,669,001	(1,539,726)	7,885,260
VALIC Co. I Science & Technology Fund	—	420,758	7,961,730	420,758	2,808,422	602,542	210,314	6,386,922
VALIC Co. I Small Cap Index Fund	446,577	2,131,259	29,618,264	16,489,943	—	—	1,041,977	47,150,184
VALIC Co. I Small Cap Special Values Fund	153,242	984,341	14,152,320	5,159,763	—	—	206,263	19,518,346
VALIC Co. I Stock Index Fund	339,172	994,903	20,019,331	3,917,377	9,028,146	(182,606)	1,199,924	15,925,880
VALIC Co. I Value Fund	61,529	—	3,395,396	61,528	—	—	255,477	3,712,401
VALIC Co. II Capital Appreciation Fund	87,784	1,642,011	16,828,047	1,729,795	—	—	149,787	18,707,629
VALIC Co. II Core Bond Fund	366,064	—	31,650,665	8,076,876	25,211,288	(163,527)	(447,731)	13,904,995
VALIC Co. II High Yield Bond Fund	998,065	—	41,823,055	998,064	22,276,168	111,314	893,153	21,549,418
VALIC Co. II International Opportunities Fund	222,174	—	18,032,426	222,174	3,712,203	161,406	1,809,248	16,513,051
VALIC Co. II Large Cap Value Fund	156,897	—	9,847,452	1,527,313	—	—	922,437	12,297,202
VALIC Co. II Mid Cap Growth Fund	—	—	6,995,995	—	1,677,632	125,923	720,466	6,164,752
VALIC Co. II Mid Cap Value Fund	300,360	3,122,977	33,148,398	19,491,351	—	—	(279,804)	52,359,945
VALIC Co. II Small Cap Growth Fund	—	672,750	10,481,418	1,359,608	—	—	1,185,433	13,026,459
VALIC Co. II Small Cap Value Fund	328,412	1,324,469	21,141,495	14,657,936	—	—	118,915	35,918,346
VALIC Co. II Strategic Bond Fund	919,386	—	33,848,518	13,475,404	22,089,264	(72,789)	117,208	25,279,077

	$8,585,970	$19,491,349	$535,371,651	$196,984,733	$189,369,412	$(415,175)	$15,337,571	$557,909,368

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2017
VALIC Co. I Blue Chip Growth Fund	$—	$167,310	$2,326,865	$167,310	$745,512	$(65,455)	$224,169	$1,907,377
VALIC Co. I Capital Conservation Fund	287,081	13,983	13,460,918	8,823,726	5,219,249	47,901	(351,668)	16,761,628
VALIC Co. I Dividend Value Fund	146,531	633,033	7,109,322	779,564	—	—	50,038	7,938,924
VALIC Co. I Emerging Economies Fund	73,806	—	1,540,790	10,590,900	12,788,992	641,326	15,976	—
VALIC Co. I Foreign Value Fund	117,712	—	11,259,806	117,712	6,967,160	(978,544)	1,995,186	5,427,000
VALIC Co. I Global Real Estate Fund	534,116	658,304	19,440,502	1,192,420	10,306,412	(1,310,789)	(448,472)	8,567,249
VALIC Co. I Government Securities Fund	144,952	—	11,452,787	5,186,501	11,991,768	(489,494)	68,287	4,226,313
VALIC Co. I Inflation Protected Fund	76,938	44,803	9,978,232	25,989,289	—	—	524,067	36,491,588
VALIC Co. I International Equities Index Fund	137,558	—	15,142,320	1,739,008	11,791,326	(706,394)	1,315,010	5,698,618
VALIC Co. I International Government Bond Fund	—	—	329,674	7,868,183	684,627	(17,316)	(63,144)	7,432,770
VALIC Co. I International Growth Fund	30,883	—	6,337,605	30,883	4,753,420	(731,697)	886,732	1,770,103
VALIC Co. I Large Cap Core Fund	—	—	—	987,046	—	—	18,778	1,005,824
VALIC Co. I Mid Cap Index Fund	111,021	760,248	2,386,633	9,770,751	—	—	(423,918)	11,733,466
VALIC Co. I Mid Cap Strategic Growth Fund	—	23,714	671,931	149,149	335,484	(81,819)	106,821	510,598
VALIC Co. I Nasdaq-100 Index Fund	5,481	34,202	679,983	39,683	—	—	109,096	828,762
VALIC Co. I Science & Technology Fund	—	55,747	689,268	55,747	—	—	101,197	846,212
VALIC Co. I Small Cap Index Fund	106,449	508,019	5,475,724	4,462,125	—	—	71,169	10,009,018
VALIC Co. I Small Cap Special Values Fund	62,060	398,637	5,731,386	2,221,909	—	—	87,774	8,041,069
VALIC Co. I Stock Index Fund	27,275	80,005	2,047,065	107,280	2,218,018	66,642	(2,969)	—
VALIC Co. I Value Fund	15,421	—	851,011	15,421	—	—	64,032	930,464
VALIC Co. II Capital Appreciation Fund	18,574	347,426	3,560,571	365,999	—	—	31,693	3,958,263
VALIC Co. II Core Bond Fund	1,229,999	—	66,368,944	3,496,145	21,667,586	340,331	(1,816,162)	46,721,672
VALIC Co. II High Yield Bond Fund	1,869,960	—	45,840,032	1,869,958	8,059,513	629,897	94,292	40,374,666
VALIC Co. II International Opportunities Fund	45,999	—	7,246,530	45,999	4,173,856	72,089	228,140	3,418,902
VALIC Co. II Large Cap Value Fund	48,166	—	3,402,227	48,166	—	—	324,781	3,775,174
VALIC Co. II Mid Cap Growth Fund	—	—	665,361	—	—	—	110,631	775,992
VALIC Co. II Mid Cap Value Fund	113,705	1,182,243	7,779,257	12,514,411	—	—	(472,142)	19,821,526
VALIC Co. II Small Cap Growth Fund	—	75,588	542,833	802,588	—	—	118,195	1,463,616
VALIC Co. II Small Cap Value Fund	82,090	331,066	7,065,831	1,660,290	—	—	252,062	8,978,183
VALIC Co. II Strategic Bond Fund	2,671,127	—	69,060,359	14,141,448	8,817,522	(405,278)	(49,996)	73,929,011

	$7,956,904	$5,314,328	$328,443,767	$115,239,611	$110,520,445	$(2,988,600)	$3,169,655	$333,343,988

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 05/31/2017
VALIC Co. I Blue Chip Growth Fund	$—	$1,596,942	$15,199,126	$1,596,943	$—	$—	$1,409,481	$18,205,550
VALIC Co. I Capital Conservation Fund	595,887	29,025	23,964,652	19,750,356	6,143,134	(24,910)	(632,054)	36,914,910
VALIC Co. I Dividend Value Fund	471,333	2,036,219	22,867,915	2,507,552	—	—	160,954	25,536,421
VALIC Co. I Emerging Economies Fund	226,614	—	9,422,600	23,141,922	34,458,362	1,798,162	95,678	—
VALIC Co. I Foreign Value Fund	529,911	—	29,489,789	529,911	4,186,055	(334,113)	4,041,003	29,540,535
VALIC Co. I Global Real Estate Fund	1,904,562	2,347,394	80,198,117	4,251,956	43,695,305	(4,250,812)	(2,721,015)	33,782,941
VALIC Co. I Government Securities Fund	322,196	—	12,651,446	14,368,470	12,311,014	(489,558)	21,551	14,240,895
VALIC Co. I Inflation Protected Fund	158,741	92,439	8,429,373	69,105,600	—	—	1,281,686	78,816,659
VALIC Co. I International Equities Index Fund	478,653	—	38,077,630	5,610,532	21,314,996	(1,209,850)	3,373,892	24,537,208
VALIC Co. I International Government Bond Fund	—	—	840,378	9,735,408	1,447,638	(33,976)	(129,381)	8,964,791
VALIC Co. I International Growth Fund	132,857	—	23,502,940	132,857	14,585,645	(2,637,740)	3,521,605	9,934,017
VALIC Co. I Large Cap Core Fund	—	—	—	3,492,946	—	—	66,181	3,559,127
VALIC Co. I Mid Cap Index Fund	580,321	3,973,905	34,948,351	20,954,805	—	—	(366,789)	55,536,367
VALIC Co. I Mid Cap Strategic Growth Fund	—	331,256	4,731,566	852,462	—	—	292,231	5,876,259
VALIC Co. I Nasdaq-100 Index Fund	59,445	370,938	7,374,763	430,383	—	—	1,183,198	8,988,344
VALIC Co. I Science & Technology Fund	—	555,062	6,862,935	555,062	—	—	1,007,599	8,425,596
VALIC Co. I Small Cap Index Fund	658,094	3,140,711	43,777,211	22,797,590	—	—	1,460,608	68,035,409
VALIC Co. I Small Cap Special Values Fund	235,437	1,512,320	21,192,799	7,986,279	—	—	266,297	29,445,375
VALIC Co. I Stock Index Fund	253,946	744,907	21,075,631	5,307,565	14,869,962	214,827	618,656	12,346,717
VALIC Co. I Value Fund	77,462	—	4,274,657	77,462	—	—	321,633	4,673,752
VALIC Co. II Capital Appreciation Fund	102,513	1,917,536	19,651,753	2,020,050	—	—	174,921	21,846,724
VALIC Co. II Core Bond Fund	2,144,950	—	93,570,680	23,483,863	33,165,495	110,055	(2,522,888)	81,476,215
VALIC Co. II High Yield Bond Fund	2,605,456	—	91,118,805	2,605,453	39,498,039	1,060,461	968,212	56,254,892
VALIC Co. II International Opportunities Fund	273,076	—	19,079,039	273,076	1,296,401	(29,464)	2,270,058	20,296,308
VALIC Co. II Large Cap Value Fund	187,547	—	13,077,261	376,319	—	—	1,245,946	14,699,526
VALIC Co. II Mid Cap Growth Fund	—	—	5,523,801	—	—	—	918,447	6,442,248
VALIC Co. II Mid Cap Value Fund	425,257	4,421,590	48,763,345	25,662,040	—	—	(292,858)	74,132,527
VALIC Co. II Small Cap Growth Fund	—	567,651	7,824,110	2,258,185	—	—	909,137	10,991,432
VALIC Co. II Small Cap Value Fund	440,664	1,777,176	25,081,035	23,595,849	—	—	(481,553)	48,195,331
VALIC Co. II Strategic Bond Fund	2,590,986	—	113,109,023	14,184,931	55,517,968	(956,573)	1,037,051	71,856,464

	$15,455,908	$25,415,070	$845,680,731	$307,645,827	$282,490,014	$(6,783,491)	$19,499,487	$883,552,540

†	Includes reinvestment of distributions paid.

Note 4. Federal Income Taxes

As of May 31, 2017, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short - term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$532,827,726	$31,678,196	$(6,596,554)	$25,081,642
Capital Appreciation	71,117,464	21,622,379	(775,839)	20,846,540
Conservative Growth Lifestyle	331,483,446	6,431,883	(4,571,341)	1,860,542
Core Bond	1,109,740,363	18,743,288	(6,236,650)	12,506,638
Government Money Market II	132,883,831	—	—	—
High Yield Bond	618,515,950	25,636,484	(11,613,401)	14,023,083
International Opportunities	489,971,307	151,596,128	(11,973,112)	139,623,016
Large Cap Value	225,338,820	26,748,885	(7,183,535)	19,565,350
Mid Cap Growth	106,371,051	24,039,585	(1,000,986)	23,038,599
Mid Cap Value	925,133,500	175,415,224	(36,374,726)	139,040,498
Moderate Growth Lifestyle	851,677,190	41,281,753	(9,406,403)	31,875,350
Small Cap Growth	110,810,217	28,187,224	(4,054,840)	24,132,384
Small Cap Value	479,540,339	98,026,547	(29,547,591)	68,478,956
Socially Responsible	603,036,210	227,606,327	(25,048,657)	202,557,670
Strategic Bond	800,217,510	19,981,967	(6,622,152)	13,359,815

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 28, 2017